As filed with the Securities and Exchange Commission on April 27, 2007

Securities Act of 1933 File No. 33-78960

Investment Company Act of 1940 File No. 811-8510

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 31	☒
and/or
REGISTRATION STATEMENT
UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 34	☒

MATTHEWS INTERNATIONAL FUNDS

(Exact name of registrant as specified in charter)

Four Embarcadero Center, Suite 550

San Francisco, CA 94111

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (415) 788-7553

G. Paul Matthews, President

Four Embarcadero Center, Suite 550

San Francisco, CA 94111

(Name and Address of Agent for Service)

Copies To:

Jessica Bentley, Esq.

Paul, Hastings, Janofsky & Walker LLP

55 Second Street

San Francisco, CA 94105

It is proposed that this filing will become effective

☐	immediately upon filing pursuant to paragraph (b)
☒	on April 30, 2007 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Matthews Asian Funds

PROSPECTUS

APRIL 30, 2007

ASIA PACIFIC FUND

ASIA PACIFIC EQUITY INCOME FUND

PACIFIC TIGER FUND

ASIAN GROWTH AND INCOME FUND

ASIAN TECHNOLOGY FUND

CHINA FUND

INDIA FUND

JAPAN FUND

KOREA FUND

www.matthewsfunds.com

The U.S. Securities and Exchange Commission (the “SEC”) has not approved or disapproved the Funds. Also, the SEC has not passed upon the adequacy or accuracy of this prospectus. Anyone who informs you otherwise is committing a crime.

Matthews Asian Funds

Investing in the future

of Asia since 1994

CONTENTS

Please read this document

carefully before you make any

investment decision. If you have

any questions, do not hesitate to

contact a Matthews Asian Funds

representative at

800-789-ASIA [2742] or visit

www.matthewsfunds.com.

Please keep this prospectus with

your other account documents for

future reference.

Please see important

information about redemption

fees on page 62.

M A T T H E W S A S I A N F U N D S

Investment Objectives of the Funds

Matthews Asian Funds (each a “Fund” and collectively the “Funds”) offers a range of regional and country-specific funds with the following associated objective(s):

Matthews Asia Pacific Fund	Long-term capital appreciation

Matthews Asia Pacific Equity Income Fund	Total return with an emphasis on providing current income

Matthews Pacific Tiger Fund	Long-term capital appreciation

Matthews Asian Growth and Income Fund	Long-term capital appreciation with some current income

Matthews Asian Technology Fund	Long-term capital appreciation

Matthews China Fund	Long-term capital appreciation

Matthews India Fund	Long-term capital appreciation

Matthews Japan Fund	Long-term capital appreciation

Matthews Korea Fund	Long-term capital appreciation

Principal Investment Strategies

Matthews International Capital Management, LLC (“Matthews”) is the investment advisor to the Funds. Matthews invests in the Asia Pacific region based on its assessment of the future development and growth prospects of companies located in that region. Matthews believes that the region’s economies are, in general, on a path toward greater openness and deregulation; Matthews believes this in turn will create opportunities for growth and development. Matthews attempts to capitalize on these perceived trends by investing in individual companies it considers to be well-positioned to participate in the region’s economic evolution.

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M A T T H E W S A S I A N F U N D S

Matthews researches the fundamental characteristics of individual companies to help to understand the foundation of a company’s long-term growth, and to assess whether it is generally consistent with Matthews’ expectations for the region’s economic evolution. Matthews evaluates potential portfolio holdings on the basis of their individual merits, and invests in those companies that it believes are positioned to help a Fund achieve its investment objectives.

Matthews has long-term investment goals, and its process aims to identify potential portfolio investments that can be held over an indefinite time horizon. Matthews regularly tests its beliefs and adjusts portfolio holdings in light of prevailing market conditions and valuations. Matthews uses a range of approaches to participate in the anticipated growth of the Asia Pacific region to suit clients’ differing needs and investment objectives.

Matthews has long-term investment goals, and its process aims to identify potential portfolio investments that can be held over an indefinite time horizon.

Matthews Seeks to Invest in the Growth Potential of the Asia Pacific Region

■	Matthews believes that the countries of the Asia Pacific region will continue to benefit from economic development over the long term.
■	Matthews seeks to invest in those companies that it believes will participate in the long-term economic evolution of the region and that will help each Fund achieve its investment objective.

Matthews and the Funds Believe in Investing for the Long Term

■	Matthews seeks to invest in companies that it believes will help each Fund achieve its investment objective over the long term.

■	The Funds believe that investors benefit in the long term when the Funds are fully invested, and are therefore designed for investors with a long-term investment horizon.

I N V E S T M E N T G O A L S A N D P R I N C I P A L S T R A T E G I E S	3

M A T T H E W S A S I A N F U N D S

Matthews Is an Active Investor With Strong Convictions

■	Matthews uses an active approach to investment management (rather than relying on passive or index strategies) because it believes that the current composition of the stock markets and indices may not be the best guide to the most successful industries and companies of the future.

■	Matthews invests in individual companies based on a fundamental analysis that aims to develop an understanding of a company’s long-term business direction.

■	Matthews seeks to understand benchmark indices but constructs portfolios independent of indices.

Matthews Is a Fundamental Investor

■	Fundamental investing is based on identifying, analyzing and understanding basic information about a company, which may include factors such as balance sheet information; number of employees; size and stability of cash flow; management’s depth, adaptability and integrity; product lines; marketing strategies; corporate governance; and financial health.

■	Matthews may also consider factors such as:

>	Management: Does the management exhibit integrity? Is there a strong corporate governance culture? What is the business strategy? Does management exhibit the ability to adapt to change and handle risk appropriately?

>	Evolution of Industry: Can company growth be sustained as the industry and environment evolve?

>	Valuation: Is it reasonable relative to the company’s growth prospects?

■	Following this fundamental analysis, Matthews seeks to invest in companies that it believes are positioned to help a Fund achieve its investment objective.

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M A T T H E W S A S I A N F U N D S

Matthews Focuses on Individual Companies

■	Matthews develops views about the course of growth in the region over the long term.

■	Matthews then seeks to combine these beliefs with its analysis of individual companies and their fundamental characteristics.

■	Matthews then seeks to invest in companies that it believes are positioned to help a Fund achieve its investment objective.

■	Each of the Funds may invest in companies of any market capitalization (the number of shares outstanding times the market price per share); market capitalization is not a primary consideration for Matthews when it decides whether to include that company’s securities in one or more of the Funds.

In extreme market conditions, Matthews may sell some or all of a Fund’s securities and temporarily invest that Fund’s money in U.S. government securities or money-market instruments backed by U.S. government securities, if it believes it is in the best interest of shareholders to do so. As of the date of this Prospectus, this has never occurred; but if it were to occur, the investment goals of the Funds may not be achieved.

Each of the Funds concentrates its investments in individual countries or in groups of countries within the Asia Pacific region. A company is considered to be “located” in a country if it (i) is organized under the laws of that country; (ii) derives at least 50% of its revenues or profits from goods produced or sold, investments made, services performed, or has at least 50% of its assets located within that country; (iii) has the primary trading markets for its securities in that country; or (iv) is a governmental entity or an agency, instrumentality or a political subdivision of that country.

The Asia Pacific region is divided into the following groups:

PACIFIC TIGER: China, Hong Kong, India, Indonesia, Malaysia, Philippines, Singapore, South Korea, Taiwan, Thailand and Vietnam. Japan is not included.

ASIA: Pacific Tiger countries plus Japan and Pakistan

ASIA PACIFIC: Countries of Asia plus Australia and New Zealand

I N V E S T M E N T G O A L S A N D P R I N C I P A L S T R A T E G I E S	5

M A T T H E W S A S I A N F U N D S

There is no guarantee that your investment in a Fund will increase in value. The value of your investment in a Fund could go down, meaning you could lose some or all of your investment. An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Principal Risks of Investing in the Funds

There is no guarantee that a Fund’s investment objective will be achieved or that the value of the investments of any Fund will increase. If the value of a Fund’s investments declines, the net asset value (“NAV”) of that Fund will decline and investors may lose some or all of the value of their investment.

Foreign securities held by the Funds may be traded on days and at times when the NYSE is closed and the NAV of the Funds is therefore not calculated. Accordingly, the NAV of the Funds may be significantly affected on days when shareholders are not able to buy or sell shares of the Funds. For additional information on the calculation of the Funds' NAV, see page 55.

Your investment in the Funds is exposed to many different financial, market, regional and country-related risks, including, but not limited to, the limited degree of economic development in some countries, uncertainties in legal and financial systems, unusual or unique political structures, unpredictable foreign relations, natural resources dependencies, and the effect of climate and environmental conditions. A description of some of these risks follows. Information about risks that relate to a specific Fund are discussed later in this Prospectus in connection with that specific Fund. Additional information is also included in the Funds’ Statement of Additional Information (“SAI”).

The Funds are not intended for, and the Funds attempt to discourage, excessive or short-term trading. Short-term trading may be harmful because, among other things, it may cause Matthews to make investment decisions that compromise a Fund's portfolio management strategy, and may increase fund expenses. Consequently, such activity poses a risk for your investment in a Fund. See page 61 for a discussion of policies and procedures intended to minimize such trading.

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M A T T H E W S A S I A N F U N D S

Because of these risks, your investment in a Fund should constitute only a portion of your overall investment portfolio, not all of it. We also recommend that you invest in a Fund only for the long term (at least five years), so that you can better manage volatility in a Fund’s net asset value (as described below). Investing in regionally concentrated or single-country funds, such as the Funds, may not be appropriate for all investors.

Political, Social and Economic Risks

The value of the Funds’ assets may be adversely affected by political, economic, social, and religious instability; changes in laws or regulations of countries within the Asia Pacific region; international relations with other nations; and military activity. Furthermore, the economies of many Asia Pacific countries may differ from the economies of more-developed countries in many respects, such as rate of growth, inflation, capital reinvestment, resource self-sufficiency, financial system stability, the national balance of payments position, and sensitivity to changes in global trade. The governments of certain countries have placed restrictions on the operational freedom of private enterprise, and have or may nationalize private assets including companies held by the Funds. Asia Pacific countries also have different accounting standards, corporate disclosure, governance and regulatory requirements than does the United States. As a result, there may be less publicly available information about companies in Asia Pacific countries. There is generally less governmental regulation of stock exchanges, brokers and issuers than in the United States, which may result in less transparency with respect to a company’s operations. The Funds may have difficulty obtaining or enforcing judgments against companies of Asia Pacific countries or their management.

Currency Risks

When a Fund buys or sells securities in an Asia Pacific market, the transaction is usually undertaken in the local currency rather than in U.S. dollars. To execute such transactions, a Fund must purchase or sell a specified amount of the local currency, which exposes that Fund to the risk that the value of the foreign currency will increase or decrease. Similarly, when a Fund receives income from Asia Pacific securities, that Fund receives local currency rather than U.S. dollars. As a result, the value of that Fund’s portfolio holdings as well as the income derived from these holdings may be impacted. Each Fund may, but currently has no intention to, engage in currency hedging transactions. For additional information see the Funds’ SAI. Additionally, Asia Pacific countries may utilize formal or informal currency-exchange controls (or “capital controls”). Such controls may restrict or prohibit a Fund’s ability to repatriate both investment capital and income; this, in turn, may undermine the value of the Fund’s holdings and potentially place the Fund’s assets at risk of total loss. In extreme circumstances, such as instances in which a country imposes capital controls that severely limit repatriation, the Funds may suspend shareholders’ redemption privileges for an indefinite period.

P R I N C I P A L R I S K S	7

M A T T H E W S A S I A N F U N D S

Risks Associated with Emerging Markets

Many Asia Pacific countries are considered emerging markets. Investing in emerging markets involves different and greater risks than investing in more-developed markets because, among other things, emerging markets are often less stable politically and economically. The economies of emerging market countries are smaller and less developed than that of the United States. Their stock exchanges and brokerage industries do not have the level of government oversight as do those in the United States. Securities markets of such countries are substantially smaller, less liquid, and more volatile than securities markets in the United States. The absence of negotiated brokerage commissions in certain countries may result in higher brokerage fees. In addition, standards related to corporate governance may be weaker, and transactions with or among management may be less transparent. Brokerage commissions, custodian services fees, withholding taxes, and other costs relating to investment in emerging markets are generally higher than in the United States.

Trading Markets and Depositary Receipts

Securities of the Asia Pacific region typically are listed on their respective stock exchanges, but may also be traded on other markets within or outside of the Asia Pacific region (including U.S. markets). Asia Pacific securities may also trade in the form of depositary receipts, including American, European and Global Depositary Receipts. Although depositary receipts have risks similar to the securities that they represent, they may also involve higher expenses, and may lack fungibility, which may result in their trading at a discount to the underlying security. In addition, depositary receipts may not pass through voting and other shareholder rights, and may be less liquid than the underlying securities listed on an exchange.

Risks Associated with Smaller Companies

The Funds may invest in securities of smaller companies. Such companies often have limited product lines, markets or financial resources, and their management may be dependent upon one or a few key people. The securities of such companies generally are subject to more-abrupt or erratic market movements and may be less liquid than securities of larger, more-established companies or the market indices in general.

Volatility

Changes in the prices of Asia Pacific securities may be more dramatic, or volatile, than those of companies in more developed regions. This volatility can cause the price of a Fund’s shares (NAV) to go up or down dramatically. Volatility in the price of an investment can be disadvantageous because you may have planned or may need to sell your investment at a time when its value has decreased. Because of this volatility, it is recommended that you invest in a Fund only for the long term (at least five years).

Convertible Securities

The Matthews Asia Pacific Equity Income Fund may invest in convertible preferred stocks. In addition, the Matthews Asia Pacific Fund,

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pgaM A T T H E W S A S I A N F U N D S

Matthews Asian Growth and Income Fund, and Matthews India Fund may invest in convertible preferred stocks, and convertible bonds and debentures. Convertible securities may, under specific circumstances, be converted into the common or preferred stock of the issuing company, and may be denominated in U.S. dollars, Euros or a local currency. The value of convertible securities varies with a number of factors including the value and volatility of the underlying stock, the level and volatility of interest rates, the passage of time, dividend policy and other variables.

Convertible bonds and debentures carry different kinds of risks than those of common and preferred stocks. These risks include re-payment risk and interest rate risk. Re-payment risk is the risk that a borrower does not re-pay the amount of money that was borrowed (or “principal”) when the bond was issued. This failure to repay the amount borrowed is called a “default,” and could result in a Fund losing its investment. Interest rate risk is the risk that market rates of interest may increase over the rate paid by a bond held by a Fund. When interest rates increase, the market value of a bond paying a lower rate generally will decrease. If a Fund were to sell such a bond, the Fund might receive less than it originally paid for it. In addition, many Asia Pacific convertible securities are not rated by rating agencies like Moody’s Investors Services or Standard & Poor’s Rating Groups, or, if they are rated, they may be rated below investment grade. These securities are commonly referred to as “junk bonds” and may have a greater risk of default. Investing in a convertible security denominated in a currency different from that of the security into which it is convertible may expose a Fund to currency risk as well as risks associated with the level and volatility of the foreign exchange rate between the security’s currency and the underlying stock’s currency.

Dividend-Paying Equities

The Matthews Asia Pacific Equity Income Fund and Matthews Asian Growth and Income Fund may invest in dividend-paying equity securities. There can be no guarantee that companies that have historically paid dividends will continue to pay them or pay them at the current rates in the future. A reduction or discontinuation of dividend payments may have a negative impact on the value of a Fund’s holdings in these companies. In addition, dividend-paying equity securities, in particular those whose market price is closely related to their yield, may exhibit greater sensitivity to interest rate changes. During periods of rising interest rates, such securities may decline. A Fund’s investment in such securities may also limit its potential for appreciation during a broad market advance.

Regional and Country Risks

In addition to the risks discussed above, there are specific risks associated with investing in the Asia Pacific region. The Asia Pacific region comprises countries in all stages of economic development. Some Asia Pacific economies may experience overextension of credit, currency devaluations and restrictions, rising unemployment, high inflation, underdeveloped financial services sectors, heavy reliance on international

P R I N C I P A L R I S K S	9

trade, and economic recessions. The economies of many Asia Pacific countries are dependent on the economies of the United States, Europe and other Asian countries, and events in any of these economies could negatively impact the economies of Asia Pacific countries.

Currency fluctuations, devaluations and trading restrictions in any one country can have a significant effect on the entire Asia Pacific region. Increased political and social instability in any Asia Pacific country could cause further economic and market uncertainty in the region, or result in significant downturns and volatility in the economies of Asia Pacific countries. As an example, in the late 1990s, the economies in the Asian region suffered significant downturns and increased volatility in their financial markets.

The development of Asia Pacific economies, and particularly those of China, Japan and South Korea, may also be affected by political, military, economic and other factors related to North Korea. Since 1953, the United States has maintained a military force in South Korea to help deter the ongoing military threat from North Korean forces. The situation remains a source of tension and is currently volatile, particularly as North Korea has exhibited nuclear arms capabilities. Negotiations to ease tensions and resolve the political division of the Korean peninsula have been carried on from time to time. Recently there have also been efforts to increase economic, cultural and humanitarian contacts between North Korea and South Korea. There can be no assurance that such negotiations or efforts will continue to occur or will ease discord between North Korea and South Korea or regional tensions.

Military action or the risk of military action or strains on the economy of North Korea could have a materially adverse effect on all countries in the region, particularly China, Japan and South Korea. Consequently, any military action or other instability could adversely impact the ability of a Fund to achieve its investment objective. Lack of available information regarding North Korea is also a significant risk factor.

Japan. The growth of Japan’s economy has lagged that of its Asian neighbors and other major developed economies for more than a decade. In response to weak economic performance, deflationary pressures, and its troubled financial sector, the Bank of Japan (BOJ) initiated a strategy of quantitative monetary easing in 2001. This policy allowed the BOJ to inject additional monetary supply into the domestic financial system after traditional monetary policies (such as setting interest rates) became less effective. Recently, indications suggest that Japan’s economy may be recovering and inflation returning. However, the situation remains uncertain, and Japan’s economy could be negatively impacted by many factors, including rising interest rates or tax increases, before the economy is on a solid footing. Japan’s neighbors, in particular China, have become increasingly important export markets. Despite a deepening in the economic relationship between Japan and China, the countries’ political relationship has become strained in recent years. Should political tension increase, it could adversely affect the economy, especially the export sector, and destabilize the region as a whole. While Japan has improved its oil efficiency, it remains heavily

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M A T T H E W S A S I A N F U N D S

dependent on oil imports, and higher commodity prices could therefore have a negative impact on the economy. In the longer term, Japan will have to deal with the effects of an aging population, such as a shrinking workforce and higher welfare costs. To date, Japan has had restrictive immigration policies and should such policies remain, a decreasing workforce could have a negative impact on the economy.

China. The Chinese government has been reforming the economic and market practices for over 25 years. These reforms could be altered or discontinued at any time. Military conflicts, either in response to internal social unrest or conflicts with other countries, could disrupt economic development. China’s long-running conflict over Taiwan remains unresolved, while territorial border disputes persist with several neighboring countries. While economic relations with Japan have deepened, the political relationship between the two countries has become more strained in recent years, which could weaken economic ties. Development of the Chinese economy is also vulnerable to developments on the Korean peninsula. Should political tension increase or military actions be precipitated, it could adversely affect the economy and destabilize the region as a whole. There is also a greater risk involved in currency fluctuations, currency convertibility, interest rate fluctuations and higher rates of inflation. The emergence of a domestic consumer class is still at an early stage, making China’s economic health dependent on exports. China’s growing trade surplus with the U.S. has increased the risk of trade disputes, which could potentially have adverse effects on some export-dependent sectors.

Hong Kong. Since Hong Kong reverted to Chinese sovereignty in 1997, it has been governed by the Basic Law, a “quasi- constitution.” The Basic Law guarantees a high degree of autonomy in certain matters until 2047, while defense and foreign affairs are the responsibility of the central government in Beijing. If China were to exert its authority so as to alter the economic, political, or legal structures or the existing social policy of Hong Kong, investor and business confidence in Hong Kong could be negatively affected, which in turn could negatively affect markets and business performance and have an adverse effect on the Funds’ investments. There is uncertainty as to whether China will continue to respect the relative independence of Hong Kong and refrain from exerting a tighter grip on the country’s political, economic, and social concerns. The economy of Hong Kong may be significantly affected by increasing competition from the emerging economies of Asia, including that of China itself.

Taiwan. The political reunification of China and Taiwan, over which China continues to claim sovereignty, is a highly problematic issue and is unlikely to be settled in the near future. The continuing hostility between China and Taiwan may have an adverse impact on the values of investments in either China or Taiwan, or make investment in China and Taiwan impractical or impossible. Any escalation of hostility between China and Taiwan would likely have a significant adverse impact on the value of investments in both countries and the region.

South Korea. Investing in South Korean securities has special risks, including political,

P R I N C I P A L R I S K S	11

M A T T H E W S A S I A N F U N D S

economic and social instability, and the potential for increasing militarization in North Korea (see page 10). The market capitalization and trading volume of issuers in South Korean securities markets are concentrated in a small number of issuers, which results in potentially fewer investment opportunities for the Funds.

There are also a number of risks to the Funds associated with the South Korean government. The South Korean government has historically exercised and continues to exercise substantial influence over many aspects of the private sector. The South Korean government from time to time has informally influenced the prices of certain products, encouraged companies to invest or to concentrate in particular industries, and induced mergers between companies in industries experiencing excess capacity. The South Korean government has sought to minimize excessive price volatility on the South Korean Stock Exchange through various steps, including the imposition of limitations on daily price movements of securities, although there is no assurance that this would prevent the value of an investment from declining over time.

Thailand. In recent years Thailand has experienced increased political and militant unrest in its predominantly Muslim southern provinces. While the unrest and associated acts of violence have been contained in the South, they could spread to other parts of the country, impacting the general sentiment as well as the tourism industry. Thailand’s political institutions remain unseasoned, increasing the risk of political uncertainty, which could negatively impact the financial markets. In September 2006, Thailand’s elected government was overthrown in a military coup and replaced by new leadership backed by a military junta. While the new leadership has stated its intention of restoring Thailand’s democracy, there can be no assurance that this will take place. The impact of the coup and military rule on investments in Thai securities is uncertain. Following the coup, the new government imposed investment controls that appear to have been designed to control volatility in the Thai baht and to support certain export-oriented Thai industries. These controls have been revised and updated since their initial imposition. The impact of these controls on Thai investments and the Funds is uncertain and it is unclear whether or in what form they will continue to be imposed. However, partially in response to these controls, an offshore market for the exchange of Thai baht has developed. The depth and transparency of this market are uncertain, and it is not clear that the Funds may effectively access participants through this market. Accordingly, the impact on the Funds of this market is uncertain.

India. In India, the government has exercised and continues to exercise significant influence over many aspects of the economy. Accordingly, government actions, bureaucratic obstacles and corruption have a significant effect on the economy and could adversely affect market conditions. Religious and border disputes persist in India, and India has from time to time experienced civil unrest and hostilities with neighboring countries such as Pakistan.

The longstanding dispute with Pakistan over the bordering Indian state of Jammu and Kashmir remains unresolved. If the Indian government is

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M A T T H E W S A S I A N F U N D S

unable to control the violence and disruption associated with these tensions, the results could destabilize the economy.

Australia. The Australian economy is dependent, in particular, on the price and demand for agricultural products and natural resources. The United States is Australia’s single largest trade and investment partner, which may make the Australian markets sensitive to economic events in the United States. Australian markets may also be susceptible to sustained increases in oil prices as well as weaknesses in labor markets.

Malaysia. Malaysia has previously imposed currency controls and a 10% “exit levy” on profits repatriated by foreign entities such as the Funds. The Malaysian capital controls have been changed in significant ways since they were first adopted without prior warning on September 1, 1998. Malaysia has also abolished the exit levy. However, there can be no assurance that the Malaysian capital controls will not be changed adversely in the future or that the exit levy will not be re-established, possibly to the detriment of the Funds and their shareholders.

Singapore. As a small open economy, Singapore is particularly vulnerable to external economic influences, such as the Asian economic crisis of the late 1990s. Although Singapore has been a leading manufacturer of electronics goods, the extent to which other countries can successfully compete with Singapore in this and related industries, and adverse Asian economic influences generally, may negatively affect Singapore’s economy.

For more-specific information about strategies and risks, see individual Fund descriptions on pages 14–46 and the Funds’ Statement of Additional Information (“SAI”). The SAI is available to you free of charge. To receive an SAI, please call 800-789-ASIA [2742], visit the Funds’ website at www.matthewsfunds.com, or visit the SEC’s website at www.sec.gov and access the EDGAR database.

P R I N C I P A L R I S K S	13

Matthews Asia Pacific Fund

Objective Long-term capital appreciation PORTFOLIO MANAGERS LEAD MANAGER: Mark W. Headley CO-MANAGERS: Richard H. Gao Sharat Shroff, CFA Taizo Ishida Symbol: MPACX

There is no guarantee that the Fund’s investment objective will be achieved or that the value of the investments of the Fund will increase.

Specific Strategy

Under normal market conditions, the Matthews Asia Pacific Fund seeks to achieve its investment objective by investing at least 80% of its total net assets, which include borrowings for investment purposes, in the common and preferred stocks of companies located in the Asia Pacific region, as defined on page 5. The Fund may also invest in the convertible securities, of any duration or quality, of Asia Pacific companies.

Risks of Investment

Please see “Principal Risks of Investing in the Funds” on page 6. The Fund may invest in dividend-paying equities and convertible securities, which have different kinds of risks than those of the ownership of common and preferred stocks. Many Asia Pacific convertible securities are not rated by rating agencies like Moody’s Investors Services or Standard & Poor’s Rating Groups, or, if they are rated, they may be rated below investment grade. These securities are commonly referred to as “junk bonds” and may have a greater risk of default. Please see page 9 for additional information. The Fund may invest in companies from different countries; each country’s size, level of economic development, and economic and political stability will have an impact on the value of those companies. For the risks associated with investments in specific countries, see pages 9 to 13.

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Past Performance

The bar chart below shows the Fund’s performance for each full calendar year since its inception. The range of returns is indicative of the Fund’s volatility. The information presented below is past performance and is not a prediction of future results.

Best Quarter Q4 2004 15.52% Worst Quarter Q4 2006 –4.06%

The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark index. The index performance does not take into consideration fees, expenses or taxes. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2006:

		SINCE
		INCEPTION
	1 YEAR	(10/31/03)
Matthews Asia Pacific Fund

Return before taxes	17.39%	19.57%

Return after taxes on distributions[1]	16.92%	19.41%

Return after taxes on distributions and sale of Fund shares[1]	12.13%	17.12%

MSCI All Country Asia Pacific Index[2,3]	16.84%	20.24%

1	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
2	The MSCI All Country Asia Pacific Index is a free float-adjusted market capitalization–weighted index of the stock markets of Australia, China, Hong Kong, India, Indonesia, Japan, Malaysia, New Zealand, Pakistan, Philippines, Singapore, South Korea, Taiwan and Thailand. It is not possible to invest directly in an index. Source: Index data from Morgan Stanley Capital International; total return calculations performed by PFPC, Inc.
3	The performance of foreign indices may be based on different exchange rates than those used by the Fund and, unlike the Fund’s NAV, is not adjusted to reflect fair value at the close of regular trading on the New York Stock Exchange (generally 4:00 PM Eastern Time) on each day that the exchange is open for trading.

M A T T H E W S A S I A P A C I F I C F U N D	15

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	None

Maximum Sales Charge (Load) imposed on reinvested dividends (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	None

Redemption Fee on shares redeemed within 90 calendar days of purchase (as a percentage of amount redeemed)	2.00%	[1]

OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fee	0.70%	[2]

Distribution (12b-1) Fees	None

Administration and Shareholder Servicing Fees	0.20%	[3]

Other Expenses	0.36%

Total Annual Operating Expenses	1.26%

[1]	Redemption fees are paid directly to the Fund and are intended to offset transaction costs associated with short-term trading of Fund shares.
[2]

Management fees are initially 0.75% and are reduced to 0.70% on average daily net assets within the Fund complex between $2 billion and $5 billion, and to 0.65% on average daily net assets within the Fund complex over $5 billion. Additionally, Matthews has voluntarily agreed to reduce its fees (i) to 0.6834% of average daily net assets for assets within the Fund complex between $3 billion and $4 billion, and (ii) to 0.667% of average daily net assets for assets within the Fund complex between $4 billion and $5 billion. These voluntary reductions may be discontinued at any time.

[3]

Administration and Shareholder Servicing fees are initially 0.25% and are reduced to 0.20% for average daily assets within the Fund complex between $2 billion and $5 billion, to 0.15% for average daily net assets within the Fund complex between $5 billion and $7.5 billion, and to 0.125% for average daily assets within the Fund complex over $7.5 billion. Additionally, Matthews has voluntarily agreed to reduce its fees (i) to 0.1834% for average daily net assets for assets within the Fund complex between $3 billion and $4 billion, and (ii) to 0.167% for average daily net assets for assets within the Fund complex between $4 billion and $5 billion. These voluntary reductions may be discontinued at any time.

EXAMPLE OF FUND EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year: $128	Three Years: $400	Five Years: $692	Ten Years: $1,523

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Financial Highlights

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented and is intended to help you understand the Fund’s financial performance for such periods.

	Year ended Dec. 31		4-month period ended		Period ended
	2006	2005	12/31/04[1]		8/31/04[2]

Net Asset Value, beginning of period	$14.89	$12.58	$10.70		$10.00

Income (loss) from investment operations

Net investment income (loss)	0.07	0.07	(0.01)		0.02

Net realized gain and unrealized appreciation (depreciation) on investments and foreign currency	2.50	2.30	1.93		0.66
Total from investment operations	2.57	2.37	1.92		0.68

Less Distributions from:

Net investment income	(0.07)	(0.06)	(0.02)		—

Net realized gains on investments	(0.48)	—	(0.02)		—
Total distributions	(0.55)	(0.06)	(0.04)		—
Paid-in capital from redemption fees	0.11	— [5]	—	[5]	0.02
Net Asset Value, end of period	$16.92	$14.89	$12.58		$10.70
Total return	17.39%	18.84%	18.00%	[4]	7.00%	[4]

The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in 000s)	$449,699	$285,169	$112,043		$76,222

Ratio of expenses to average net assets before reimbursement, waiver, or recapture of expenses by Advisor and Administrator	1.26%	1.35%	1.52%	[3]	1.67%	[3]

Ratio of expenses to average net assets after reimbursement, waiver, or recapture of expenses by Advisor and Administrator	1.24%	1.34%	1.51%	[3]	1.66%	[3]

Ratio of net investment income (loss) to average net assets before reimbursement, waiver, or recapture of expenses by Advisor and Administrator	0.45%	0.66%	(0.31%	)[3]	0.38%	[3]

Ratio of net investment income (loss) to average net assets after reimbursement, waiver, or recapture of expenses by Advisor and Administrator	0.47%	0.67%	(0.30%	)[3]	0.39%	[3]

Portfolio turnover	40.45%	15.84%	1.28%	[4]	10.75%	[4]
[1]	The Matthews Asia Pacific Fund’s fiscal year-end changed from August 31 to December 31, effective December 31, 2004.
[2]	The Matthews Asia Pacific Fund commenced operations on 10/31/03.
[3]	Annualized.
[4]	Not annualized.
[5]	Less than $0.01 per share.

This information has been derived from the Fund’s financial statements, which have been audited by Tait, Weller & Baker LLP, Independent Registered Public Accounting Firm. Their report, along with the Fund’s financial statements, is available without charge upon request.

M A T T H E W S A S I A P A C I F I C F U N D	17

Matthews Asia Pacific Equity Income Fund

Objective

Total Return with an emphasis on providing current income.

Total return includes current income (dividends and distributions paid to shareholders) and capital gains (share price appreciation). The Fund measures total return over longer periods.

PORTFOLIO MANAGERS

LEAD MANAGER:

Andrew T. Foster

CO-MANAGER:

Jesper Madsen, CFA

Symbol: MAPIX

There is no guarantee that the Fund’s investment objective will be achieved or that the value of the investments of the Fund will increase.

Specific Strategy

Under normal market conditions, the Matthews Asia Pacific Equity Income Fund seeks to achieve its investment objective by investing at least 80% of its total net assets, which include borrowings for investment purposes, in income-paying publicly traded common stocks, preferred stocks, convertible preferred stocks, and other equity-related instruments (including, for example, investment trusts and other financial instruments) of companies located in the Asia Pacific region, as defined on page 5.

The Fund seeks to provide a level of current income that is higher than the yield generally available in Asia Pacific equity markets over the long term. The Fund also intends to distribute its realized income, if any, regularly (typically each June and December). There is no guarantee that the Fund will be able to distribute its realized income, if any, regularly. If the value of the Fund’s investments declines, the NAV of the Fund will decline and investors may lose some or all of the value of their investments.

Because of the Fund’s focus on providing current income, and Matthews’ focus on investment fundamentals, the Fund expects that its portfolio will primarily consist of companies with established dividend-paying records. Matthews will seek to invest in companies that have in the past paid high dividends relative to their current share prices, or that it believes are well-positioned to grow future dividends, or both. Matthews expects that such companies typically will be of medium or large size, but the Fund may invest in companies of any size. Matthews measures a company’s size with respect to fundamental criteria such as, but not limited to, market capitalization, book value, revenues, profits, cash flow, dividends paid, and number of employees.

Risks of Investment

Please see “Principal Risks of Investing in the Funds” on page 6. The Fund may invest in dividend-paying equities, which have different kinds of risks than those of the ownership of common and preferred stocks; for information on the associated risks, see page 9.

The Fund may invest in companies from different countries; each country’s size, level of economic development, and economic and political stability will have an impact on the value of those companies. For the risks associated with investments in specific countries, see pages 9 to 13.

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Past Performance

The Fund commenced operations on October 31, 2006, and therefore does not have a full calendar year of performance. Once it does, its total return will be presented.

M A T T H E W S A S I A P A C I F I C E Q U I T Y I N C O M E F U N D	19

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	None

Maximum Sales Charge (Load) imposed on reinvested dividends (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	None

Redemption Fee on shares redeemed within 90 calendar days of purchase (as a percentage of amount redeemed)	2.00%	[1]

OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fee	0.70%	[2]

Distribution (12b-1) Fees	None

Administration and Shareholder Servicing Fees	0.20%	[3]

Other Expenses	2.03%	[4]

Total Annual Operating Expenses	2.93%

Fee Waiver	(1.43%	)[5]

Net Operating Expenses	1.50%	[5]

[1]	Redemption fees are paid directly to the Fund and are intended to offset transaction costs associated with short-term trading of Fund shares.
[2]

Management fees are initially 0.75% and are reduced to 0.70% on average daily net assets within the Fund complex between $2 billion and $5 billion, and to 0.65% on average daily net assets within the Fund complex over $5 billion. Additionally, Matthews has voluntarily agreed to reduce its fees (i) to 0.6834% of average daily net assets for assets within the Fund complex between $3 billion and $4 billion, and (ii) to 0.667% of average daily net assets for assets within the Fund complex between $4 billion and $5 billion. These voluntary reductions may be discontinued at any time.

[3]

Administration and Shareholder Servicing fees are initially 0.25% and are reduced to 0.20% for average daily assets within the Fund complex between $2 billion and $5 billion, to 0.15% for average daily net assets within the Fund complex between $5 billion and $7.5 billion, and to 0.125% for average daily assets within the Fund complex over $7.5 billion. Additionally, Matthews has voluntarily agreed to reduce its fees (i) to 0.1834% for average daily net assets for assets within the Fund complex between $3 billion and $4 billion, and (ii) to 0.167% for average daily net assets for assets within the Fund complex between $4 billion and $5 billion. These voluntary reductions may be discontinued at any time.

[4]	“Other Expenses” for the Fund are based on estimates for the current fiscal year.
[5]

Matthews has agreed to waive fees and reimburse expenses to the extent needed to limit Total Annual Operating Expenses to 1.50%. This waiver and reimbursement arrangement will remain in place until October 31, 2009.

EXAMPLE OF FUND EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year: $153	Three Years: $474

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Financial Highlights

The Fund commenced operations on October 31, 2006, and therefore does not have a full calendar year of operations. Once it does, financial highlights will be presented.

M A T T H E W S A S I A P A C I F I C E Q U I T Y I N C O M E F U N D	21

Matthews Pacific Tiger Fund

The Matthews Pacific Tiger Fund closed to most new investors on June 7, 2006. The Fund continues to accept investments from existing shareholders.*

Objective Long-term capital appreciation PORTFOLIO MANAGERS LEAD MANAGER: Mark W. Headley CO-MANAGER: Richard H. Gao Symbol: MAPTX

There is no guarantee that the Fund’s investment objective will be achieved or that the value of the investments of the Fund will increase.

Specific Strategy

Under normal market conditions, the Matthews Pacific Tiger Fund seeks to achieve its investment objective by investing at least 80% of its total net assets, which include borrowings for investment purposes, in the common and preferred stocks of companies located in the Pacific Tiger countries as defined on page 5.

Risks of Investment

Please see “Principal Risks of Investing in the Funds” on page 6. The Fund may invest in companies from different countries; each country’s size, level of economic development and economic and political stability will have an impact on the value of those companies. For the risks associated with investments in specific countries, see pages 9 to 13.

*	Please see page 59 for “Who Can Invest in a Closed Fund?”

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Past Performance

The bar chart below shows the Fund’s performance for the past 10 years and how it has varied from year to year, reflective of the Fund’s volatility. The information presented below is past performance and is not a prediction of future results.

Best Quarter Q2 1999 60.23% Worst Quarter Q4 1997 –37.17%

The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark indices. The index performance does not take into consideration fees, expenses or taxes. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future..

AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED DECEMBER 31, 2006:

				SINCE INCEPTION
	1 YEAR	5 YEARS	10 YEARS	(9/12/94)
Matthews Pacific Tiger Fund

Return before taxes	27.22%	23.55%	9.51%	9.38%

Return after taxes on distributions[1]	26.62%	23.33%	8.70%	8.72%

Return after taxes on distributions and sale of Fund shares[1]	18.53%	21.01%	7.89%	7.94%

MSCI All Country Far East ex-Japan Index[2,3]	32.20%	20.04%	2.86%	2.88%	[4]

MSCI All Country Asia ex-Japan Index[3],[5]	33.74%	21.18%	3.96%	3.29%	[4]

1	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
2	The MSCI All Country Far East ex-Japan Index is a free float–adjusted market capitalization–weighted index of the stock markets of China, Hong Kong, Indonesia, Malaysia, Philippines, Singapore, South Korea, Taiwan and Thailand. It is not possible to invest directly in an index. Source: Index data from Morgan Stanley Capital International; total return calculations performed by PFPC, Inc.
3	The performance of foreign indices may be based on different exchange rates than those used by the Fund and, unlike the Fund’s NAV, is not adjusted to reflect fair value at the close of regular trading on the New York Stock Exchange (generally 4:00 PM Eastern Time) on each day that the exchange is open for trading.
4	Calculated from 8/31/94.
5	The MSCI All Country Asia ex-Japan Index is a free float–adjusted market capitalization–weighted index of the stock of markets of China, Hong Kong, India, Indonesia, Malaysia, Pakistan, Philippines, Singapore, South Korea, Taiwan, and Thailand. It is not possible to invest directly in an index. Source: Index data from Morgan Stanley Capital International; total return calculations performed by PFPC, Inc.

M A T T H E W S P A C I F I C T I G E R F U N D	23

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	None

Maximum Sales Charge (Load) imposed on reinvested dividends (as a percentage of offering price)	None

Contingent Deferred Sales Charge (Load) (as a percentage of original purchase price)	None

Redemption Fee on shares redeemed within 90 calendar days of purchase (as a percentage of amount redeemed)	2.00%	[1]

OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fee	0.70%	[2]

Distribution (12b-1) Fees	None

Administration and Shareholder Servicing Fees	0.20%	[3]

Other Expenses	0.28%

Total Annual Operating Expenses	1.18%

[1]	Redemption fees are paid directly to the Fund and are intended to offset transaction costs associated with short-term trading of Fund shares.
[2]

Management fees are initially 0.75% and are reduced to 0.70% on average daily net assets within the Fund complex between $2 billion and $5 billion, and to 0.65% on average daily net assets within the Fund complex over $5 billion. Additionally, Matthews has voluntarily agreed to reduce its fees (i) to 0.6834% of average daily net assets for assets within the Fund complex between $3 billion and $4 billion, and (ii) to 0.667% of average daily net assets for assets within the Fund complex between $4 billion and $5 billion. These voluntary reductions may be discontinued at any time.

[3]

Administration and Shareholder Servicing fees are initially 0.25% and are reduced to 0.20% for average daily assets within the Fund complex between $2 billion and $5 billion, to 0.15% for average daily net assets within the Fund complex between $5 billion and $7.5 billion, and to 0.125% for average daily assets within the Fund complex over $7.5 billion. Additionally, Matthews has voluntarily agreed to reduce its fees (i) to 0.1834% for average daily net assets for assets within the Fund complex between $3 billion and $4 billion, and (ii) to 0.167% for average daily net assets for assets within the Fund complex between $4 billion and $5 billion. These voluntary reductions may be discontinued at any time.

EXAMPLE OF FUND EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year: $120	Three Years: $375	Five Years: $649	Ten Years: $1,432

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Financial Highlights

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented and is intended to help you understand the Fund’s financial performance for such periods.

	Year ended Dec. 31		4-month period ended		Year ended August 31
	2006	2005	12/31/04[1]		2004	2003	2002

Net Asset Value, beginning of period	$19.27	$15.90	$13.22		$11.20	$8.54	$7.91

Income (loss) from investment operations

Net investment income (loss)	0.22	0.14	(0.01)		0.09	0.07	(0.01)

Net realized gain and unrealized appreciation on investments and foreign currency	5.01	3.43	3.00		1.95	2.58	0.66
Total from investment operations	5.23	3.57	2.99		2.04	2.65	0.65

Less distributions from:

Net investment income	(0.21)	(0.12)	(0.10)		(0.04)	—	(0.01)

Net realized gains on investments	(0.58)	(0.09)	(0.21)		—	—	(0.03)
Total distributions	(0.79)	(0.21)	(0.31)		(0.04)	—	(0.04)
Paid-in capital from redemption fees	— [4]	0.01	—	[4]	0.02	0.01	0.02
Net Asset Value, end of period	$23.71	$19.27	$15.90		$13.22	$11.20	$8.54
Total return	27.22%	22.51%	22.69%[3]		18.45%	31.15%	8.44%

The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in 000s)	$3,303,717	$2,031,995	$855,153		$587,133	$229,467	$114,798

Ratio of expenses to average net assets before reimbursement, waiver, or recapture of expenses by Advisor and Administrator	1.18%	1.31%	1.39%	[2]	1.50%	1.75%	1.79%

Ratio of expenses to average net assets after reimbursement, waiver, or recapture of expenses by Advisor and Administrator	1.16%	1.31%	1.36%	[2]	1.48%	1.75%	1.87%

Ratio of net investment income (loss) to average net assets before reimbursement, waiver, or recapture of expenses by Advisor and Administrator	1.10%	1.10%	(0.19%)	[2]	0.93%	1.04%	(0.17%)

Ratio of net investment income (loss) to average net assets after reimbursement, waiver, or recapture of expenses by Advisor and Administrator	1.12%	1.10%	(0.16%)	[2]	0.95%	1.04%	(0.09%)

Portfolio turnover	18.80%	3.03%	3.82%	[3]	15.16%	28.24%	57.00%
[1]	The Matthews Pacific Tiger Fund’s fiscal year-end changed from August 31 to December 31, effective December 31, 2004.
[2]	Annualized.
[3]	Not annualized.
[4]	Less than $0.01 per share.

This information has been derived from the Fund’s financial statements, which have been audited by Tait, Weller & Baker LLP, Independent Registered Public Accounting Firm. Their report, along with the Fund’s financial statements, is available without charge upon request.

M A T T H E W S P A C I F I C T I G E R F U N D	25

Matthews Asian Growth and Income Fund

The Matthews Asian Growth and Income Fund closed to most new investors on November 28, 2003. The Fund continues to accept investments from existing shareholders.*

Objective Long-term capital appreciation. The Fund also seeks to provide some current income. PORTFOLIO MANAGERS LEAD MANAGER: G. Paul Matthews CO-MANAGER: Andrew T. Foster Symbol: MACSX

There is no guarantee that the Fund’s investment objective will be achieved or that the value of the investments of the Fund will increase.

Specific Strategy

Under normal market conditions, the Matthews Asian Growth and Income Fund seeks to achieve its investment objective by investing at least 80% of its total net assets, which include borrowings for investment purposes, in dividend-paying equity securities and convertible securities, of any duration or quality, of companies located in Asia, as defined on page 5.

The Fund attempts to offer investors a relatively stable means of participating in a portion of the Asian region’s growth prospects, while providing some downside protection, in comparison to a portfolio that invested purely in equity securities. The strategy of owning convertible bonds and dividend-paying equities is designed to help the Fund to meet its investment objective while helping to reduce the volatility of its portfolio.

Risks of Investment

Please see “Principal Risks of Investing in the Funds” on page 6. The Fund may invest in dividend-paying equities and convertible securities, which have different kinds of risks than those of the ownership of common and preferred stocks. Many Asia Pacific convertible securities are not rated by rating agencies like Moody’s Investors Services or Standard & Poor’s Rating Groups, or, if they are rated, they may be rated below investment grade. These securities are commonly referred to as “junk bonds” and may have a greater risk of default. Please see page 9 for additional information. The Fund may invest in companies from different countries; each country’s size, level of economic development, and economic and political stability will have an impact on the value of those companies. For the risks associated with investments in specific countries see pages 9 to 13.

*	Please see page 59 for “Who Can Invest in a Closed Fund?”

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Past Performance

The bar chart below shows the Fund’s performance for the past 10 years and how it has varied from year to year, reflective of the Fund’s volatility. The information presented below is past performance and is not a prediction of future results.

Best Quarter Q2 1999 23.85% Worst Quarter Q4 1997 –24.31%

The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark index. The index performance does not take into consideration fees, expenses or taxes. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED DECEMBER 31, 2006:

				SINCE INCEPTION
	1 YEAR	5 YEARS	10 YEARS	(9/12/94)
Matthews Asian Growth and Income Fund

Return before taxes	23.38%	21.26%	13.66%	12.66%

Return after taxes on distributions[1]	20.83%	19.65%	10.95%	10.19%

Return after taxes on distributions and sale of Fund shares[1]	17.60%	18.16%	10.32%	9.63%

MSCI All Country Far East ex-Japan Index[2,3]	32.20%	20.04%	2.86%	2.88%	[4]

[1]

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

[2]

The MSCI All Country Far East ex-Japan Index is a free float–adjusted market capitalization–weighted index of the stock markets of China, Hong Kong, Indonesia, Malaysia, Philippines, Singapore, South Korea, Taiwan and Thailand. It is not possible to invest directly in an index. Source: Index data from Morgan Stanley Capital International; total return calculations performed by PFPC, Inc.

[3]

The performance of foreign indices may be based on different exchange rates than those used by the Fund and, unlike the Fund’s NAV, is not adjusted to reflect fair value at the close of regular trading on the New York Stock Exchange (generally 4:00 PM Eastern Time) on each day that the exchange is open for trading.

[4]	Calculated from 8/31/94.

M A T T H E W S A S I A N G R O W T H A N D I N C O M E F U N D	27

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	None

Maximum Sales Charge (Load) imposed on reinvested dividends (as a percentage of offering price)	None

Contingent Deferred Sales Charge (Load) (as a percentage of original purchase price)	None

Redemption Fee on shares redeemed within 90 calendar days of purchase (as a percentage of amount redeemed)	2.00%	[1]

OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fee	0.70%	[2]

Distribution (12b-1) Fees	None

Administration and Shareholder Servicing Fees	0.20%	[3]

Other Expenses	0.30%

Total Annual Operating Expenses	1.20%

[1]	Redemption fees are paid directly to the Fund and are intended to offset transaction costs associated with short-term trading of Fund shares.
[2]

Management fees are initially 0.75% and are reduced to 0.70% on average daily net assets within the Fund complex between $2 billion and $5 billion, and to 0.65% on average daily net assets within the Fund complex over $5 billion. Additionally, Matthews has voluntarily agreed to reduce its fees (i) to 0.6834% of average daily net assets for assets within the Fund complex between $3 billion and $4 billion, and (ii) to 0.667% of average daily net assets for assets within the Fund complex between $4 billion and $5 billion. These voluntary reductions may be discontinued at any time.

[3]

Administration and Shareholder Servicing fees are initially 0.25% and are reduced to 0.20% for average daily assets within the Fund complex between $2 billion and $5 billion, to 0.15% for average daily net assets within the Fund complex between $5 billion and $7.5 billion, and to 0.125% for average daily assets within the Fund complex over $7.5 billion. Additionally, Matthews has voluntarily agreed to reduce its fees (i) to 0.1834% for average daily net assets for assets within the Fund complex between $3 billion and $4 billion, and (ii) to 0.167% for average daily net assets for assets within the Fund complex between $4 billion and $5 billion. These voluntary reductions may be discontinued at any time.

EXAMPLE OF FUND EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year: $122	Three Years: $381	Five Years: $660	Ten Years: $1,455

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Financial Highlights

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented and is intended to help you understand the Fund’s financial performance for such periods.

	Year ended Dec. 31		4-month period ended		Year ended August 31
	2006	2005	12/31/04[1]		2004	2003	2002

Net Asset Value, beginning of period	$17.14	$15.82	$14.65		$12.21	$10.71	$9.08

Income from investment operations

Net investment income	0.46	0.45	0.11		0.32	0.23	0.18

Net realized gain and unrealized appreciation on investments and foreign currency	3.47	2.02	1.83		2.56	1.61	1.70
Total from investment operations	3.93	2.47	1.94		2.88	1.84	1.88

Less distributions from:

Net investment income	(0.62)	(0.43)	(0.38)		(0.25)	(0.20)	(0.27)

Net realized gains on investments	(1.77)	(0.72)	(0.39)		(0.20)	(0.15)	—
Total distributions	(2.39)	(1.15)	(0.77)		(0.45)	(0.35)	(0.27)
Paid-in capital from redemption fees	— [4]	— [4]	—	[4]	0.01	0.01	0.02
Net Asset Value, end of period	$18.68	$17.14	$15.82		$14.65	$12.21	$10.71
Total return	23.38%	15.76%	13.32%[3]		23.99%	17.81%	21.11%

The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in 000s)	$2,021,363	$1,676,559	$1,236,491		$1,007,187	$533,302	$152,681

Ratio of expenses to average net assets before reimbursement, waiver, or recapture of expenses by Advisor and Administrator	1.20%	1.28%	1.35%	[2]	1.45%	1.69%	1.77%

Ratio of expenses to average net assets after reimbursement, waiver, or recapture of expenses by Advisor and Administrator	1.19%	1.27%	1.31%	[2]	1.44%	1.69%	1.79%

Ratio of net investment income to average net assets before reimbursement, waiver, or recapture of expenses by Advisor and Administrator	2.26%	2.59%	2.15%	[2]	2.27%	2.69%	2.13%

Ratio of net investment income to average net assets after reimbursement, waiver, or recapture of expenses by Advisor and Administrator	2.27%	2.60%	2.19%	[2]	2.28%	2.69%	2.11%

Portfolio turnover	28.37%	20.16%	7.32%	[3]	17.46%	13.33%	32.37%

[1]	The Matthews Asian Growth and Income Fund’s fiscal year-end changed from August 31 to December 31, effective December 31, 2004.
[2]	Annualized.
[3]	Not annualized.
[4]	Less than $0.01 per share.

This information has been derived from the Fund’s financial statements, which have been audited by Tait, Weller & Baker LLP, Independent Registered Public Accounting Firm. Their report, along with the Fund’s financial statements, is available without charge upon request.

M A T T H E W S A S I A N G R O W T H A N D I N C O M E F U N D	29

Matthews Asian Technology Fund

Objective Long-term capital appreciation PORTFOLIO MANAGERS LEAD MANAGER: J. Michael Oh CO-MANAGER: Mark W. Headley Symbol: MATFX

There is no guarantee that the Fund’s investment objective will be achieved or that the value of the investments of the Fund will increase.

Specific Strategy

Under normal market conditions, the Matthews Asian Technology Fund seeks to achieve its investment objective by investing at least 80% of its total net assets, which include borrowings for investment purposes, in the common and preferred stocks of companies located in Asia (as defined on page 5) that derive more than 50% of their revenues from the sale of products or services in technology-related industries and services.

Matthews considers technology-related industries and services to include, but not be limited to, the following: telecommunications, telecommunications equipment, computers, semiconductors, semiconductor capital equipment, networking, Internet and online service companies, media, office automation, server hardware producers, software companies (e.g., design, consumer and industrial), biotechnology and medical device technology companies, pharmaceuticals, and companies involved in the distribution and servicing of these products.

Risks of Investment

Please see “Principal Risks of Investing in the Funds” on page 6. In addition, as a sector fund that invests in technology companies, the Fund is subject to the risks associated with this sector. This makes the Fund more vulnerable to the price changes of securities issuers in technology-related industries and to factors that affect the technology industry, relative to a broadly diversified fund.

Certain technology-related companies may face special risks because their products or services may not prove to be commercially successful. Many technology companies have limited operating histories and experience in managing adverse market conditions. Technology-related companies are also strongly affected by worldwide scientific or technological developments and global demand cycles. As a result, their products may rapidly become obsolete, which could cause a dramatic decrease in the value of their stock. Such companies are also often subject to governmental regulation and may therefore be adversely affected by governmental policies.

The Fund may invest in companies from different countries; each country’s size, level of economic development and economic and political stability will have an impact on the value of those companies. For the risks associated with investments in specific countries, see pages 9 to 13.

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Past Performance

The bar chart below shows the Fund’s performance for each full calendar year since its inception. The range of returns is indicative of the Fund’s volatility. The information presented below is past performance and is not a prediction of future results.

Best Quarter Q4 2001 34.50% Worst Quarter Q4 2000 –32.78%

The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark index. The index performance does not take into consideration fees, expenses or taxes. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED DECEMBER 31, 2006:

			SINCE
			INCEPTION
	1 YEAR	5 YEARS	(12/27/99)
Matthews Asian Technology Fund

Return before taxes	21.29%	15.24%	-2.51%

Return after taxes on distributions[1]	21.29%	15.23%	-2.81%

Return after taxes on distributions and sale of Fund shares[1]	13.84%	13.42%	-2.32%

MSCI/Matthews Asian Technology Index[2,3]	13.72%	10.30%	-8.07%

[1]

After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

[2]

The MSCI/Matthews Asian Technology Index is a free float-adjusted market capitalization-weighted index of Asian equities tracking a broad range of technology stocks including semiconductor equipment and products, communications equipment, computers and peripherals, electronic equipment and instruments, office electronics, software, IT consulting and services, Internet software and services, diversified telecommunications services and wireless telecommunications services. It is not possible to invest directly in an index. Source: Index data from Morgan Stanley Capital International; total return calculations performed by PFPC, Inc.

[3]

The performance of foreign indices may be based on different exchange rates than those used by the Fund and, unlike the Fund’s NAV, is not adjusted to reflect fair value at the close of regular trading on the New York Stock Exchange (generally 4:00 PM Eastern Time) on each day that the exchange is open for trading.

[4]	Calculated from 12/31/99.

M A T T H E W S A S I A N T E C H N O L O G Y F U N D	31

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	None

Maximum Sales Charge (Load) imposed on reinvested dividends (as a percentage of offering price)	None

Contingent Deferred Sales Charge (Load) (as a percentage of original purchase price)	None

Redemption Fee on shares redeemed within 90 calendar days of purchase (as a percentage of amount redeemed)	2.00%	[1]

OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fee	0.70%	[2]

Distribution (12b-1) Fees	None

Shareholder Service Fees	0.20%	[3]

Other Expenses	0.51%

Total Annual Operating Expenses	1.41%

[1]	Redemption fees are paid directly to the Fund and are intended to offset transaction costs associated with short-term trading of Fund shares.
[2]

Management fees are initially 0.75% and are reduced to 0.70% on average daily net assets within the Fund complex between $2 billion and $5 billion, and to 0.65% on average daily net assets within the Fund complex over $5 billion. Additionally, Matthews has voluntarily agreed to reduce its fees (i) to 0.6834% of average daily net assets for assets within the Fund complex between $3 billion and $4 billion, and (ii) to 0.667% of average daily net assets for assets within the Fund complex between $4 billion and $5 billion. These voluntary reductions may be discontinued at any time.

[3]

Administration and Shareholder Servicing fees are initially 0.25% and are reduced to 0.20% for average daily assets within the Fund complex between $2 billion and $5 billion, to 0.15% for average daily net assets within the Fund complex between $5 billion and $7.5 billion, and to 0.125% for average daily assets within the Fund complex over $7.5 billion. Additionally, Matthews has voluntarily agreed to reduce its fees (i) to 0.1834% for average daily net assets for assets within the Fund complex between $3 billion and $4 billion, and (ii) to 0.167% for average daily net assets for assets within the Fund complex between $4 billion and $5 billion. These voluntary reductions may be discontinued at any time.

EXAMPLE OF FUND EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year: $144	Three Years: $446	Five Years: $771	Ten Years: $1,691

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Financial Highlights

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented and is intended to help you understand the Fund’s financial performance for such periods.

	Year ended Dec. 31				4-month period ended		Year ended August 31
	2006		2005		12/31/04[1]		2004		2003		2002
Net Asset Value, beginning of period	$6.53		$5.45		$4.83		$4.30		$3.13		$3.53
Income (loss) from investment operations

Net investment loss	(0.02)		—		(0.02)		(0.02)		(0.01)		(0.10)

Net realized gain (loss) and unrealized appreciation (depreciation) on investments and foreign currency	1.40		1.08		0.64		0.53		1.16		(0.31)
Total from investment operations	1.38		1.08		0.62		0.51		1.15		(0.41)

Less Distributions from:

Net investment income	—		—		—		—		—		(0.04)
Total distributions	—		—		—		—		—		(0.04)
Paid-in capital from redemption fees	0.01		—	[4]	—	[4]	0.02		0.02		0.05
Net Asset Value, end of period	$7.92		$6.53		$5.45		$4.83		$4.30		$3.13
Total return	21.29%		19.82%		12.84%[3]		12.40%		37.38%		(10.40%)

The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$129,819		$50,426		$38,865		$34,297		$18,769		$6,879
Ratio of expenses to average net assets before reimbursement, waiver, or recapture of expenses by Advisor and Administrator	1.41%		1.49%		1.64%	[2]	1.63%		2.10%		2.01%
Ratio of expenses to average net assets after reimbursement, waiver, or recapture of expenses by Advisor and Administrator	1.39%		1.48%		1.60%	[2]	1.91%		2.00%		2.00%
Ratio of net investment income (loss) to average net assets before reimbursement, waiver, or recapture of expenses by Advisor and Administrator	(0.31%	)	0.07%		(0.89%	)[2]	(0.03%	)	(0.71%	)	(1.56% )
Ratio of net investment income (loss) to average net assets after reimbursement, waiver, or recapture of expenses by Advisor and Administrator	(0.29%	)	0.08%		(0.85%	)[2]	(0.31%	)	(0.61%	)	(1.55% )
Portfolio turnover	34.77%		29.76%		7.36%	[3]	41.25%		72.03%		103.60%
[1]	The Matthews Asian Technology Fund’s fiscal year-end changed from August 31 to December 31, effective December 31, 2004.
[2]	Annualized.
[3]	Not annualized.
[4]	Less than $0.01 per share.

This information has been derived from the Fund’s financial statements, which have been audited by Tait, Weller & Baker LLP, Independent Registered Public Accounting Firm. Their report, along with the Fund’s financial statements, is available without charge upon request.

M A T T H E W S A S I A N T E C H N O L O G Y F U N D	33

Matthews China Fund

Objective Long-term capital appreciation PORTFOLIO MANAGERS LEAD MANAGER: Richard H. Gao CO-MANAGERS: Mark W. Headley G. Paul Matthews Symbol: MCHFX

There is no guarantee that the Fund’s investment objective will be achieved or that the value of the investments of the Fund will increase.

Specific Strategy

Under normal market conditions, the Matthews China Fund seeks to achieve its investment objective by investing at least 80% of its total net assets, which include borrowings for investment purposes, in the common and preferred stocks of companies located in China. China includes its administrative and other districts, such as Hong Kong.

Risks of Investment

Please see “Principal Risks of Investing in the Funds” on page 6, as well as page 11 for general information concerning investments in China, Hong Kong and Taiwan.

Investing in China also entails a greater risk of currency fluctuations, currency convertibility, interest-rate fluctuations and higher rates of inflation. The emergence of a domestic consumer class in China is still at an early stage, resulting in China’s heavy dependence on exports.

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Past Performance

The bar chart below shows the Fund’s performance for each full calendar year since its inception. The range of returns is indicative of the Fund’s volatility. The information presented below is past performance and is not a prediction of future results.

Best Quarter Q2 1999 69.56% Worst Quarter Q3 2001 –27.11%

The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark index. The index performance does not take into consideration fees, expenses or taxes. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED DECEMBER 31, 2006:

			SINCE
			INCEPTION
	1 YEAR	5 YEARS	(2/19/98)
Matthews China Fund

Return before taxes	64.81%	22.80%	12.81%

Return after taxes on distributions[1]	64.61%	22.34%	12.09%

Return after taxes on distributions and sale of Fund shares[1]	42.29%	20.07%	10.94%

MSCI China Index[2,3]	82.87%	29.18%	2.24%

1	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
2	The MSCI China Index is a free float–adjusted market capitalization–weighted index of Chinese equities that includes China-affiliated corporations and H shares listed on the Hong Kong exchange, and B shares listed on the Shanghai and Shenzhen exchanges. Source: Index data from Morgan Stanley Capital International; total return calculations performed by PFPC, Inc.
3	The performance of foreign indices may be based on different exchange rates than those used by the Fund and, unlike the Fund’s NAV, is not adjusted to reflect fair value at the close of regular trading on the New York Stock Exchange (generally 4:00 PM Eastern Time) on each day that the exchange is open for trading.
4	Calculated from 2/28/98.

M A T T H E W S C H I N A F U N D	35

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	None
Maximum Sales Charge (Load) imposed on reinvested dividends (as a percentage of offering price)	None
Contingent Deferred Sales Charge (Load) (as a percentage of original purchase price)	None
Redemption Fee on shares redeemed within 90 calendar days of purchase (as a percentage of amount redeemed)	2.00%	[1]

OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fee	0.70%	[2]
Distribution (12b-1) Fees	None
Administration and Shareholder Servicing Fees	0.20%	[3]
Other Expenses	0.37%
Total Annual Operating Expenses	1.27%

[1]	Redemption fees are paid directly to the Fund and are intended to offset transaction costs associated with short-term trading of Fund shares.
[2]

Management fees are initially 0.75% and are reduced to 0.70% on average daily net assets within the Fund complex between $2 billion and $5 billion, and to 0.65% on average daily net assets within the Fund complex over $5 billion. Additionally, Matthews has voluntarily agreed to reduce its fees (i) to 0.6834% of average daily net assets for assets within the Fund complex between $3 billion and $4 billion, and (ii) to 0.667% of average daily net assets for assets within the Fund complex between $4 billion and $5 billion. These voluntary reductions may be discontinued at any time.

[3]

Administration and Shareholder Servicing fees are initially 0.25% and are reduced to 0.20% for average daily assets within the Fund complex between $2 billion and $5 billion, to 0.15% for average daily net assets within the Fund complex between $5 billion and $7.5 billion, and to 0.125% for average daily assets within the Fund complex over $7.5 billion. Additionally, Matthews has voluntarily agreed to reduce its fees (i) to 0.1834% for average daily net assets for assets within the Fund complex between $3 billion and $4 billion, and (ii) to 0.167% for average daily net assets for assets within the Fund complex between $4 billion and $5 billion. These voluntary reductions may be discontinued at any time.

EXAMPLE OF FUND EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year: $129	Three Years: $403	Five Years: $697	Ten Years: $1,534

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Financial Highlights

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented and is intended to help you understand the Fund’s financial performance for such periods.

	Year ended Dec. 31		4-month period ended	Year ended August 31
	2006	2005	12/31/04[1]	2004	2003	2002
Net Asset Value, beginning of period	$14.76	$14.01	$13.26	$11.54	$8.96	$9.21
Income (loss) from investment operations

Net investment income	0.15	0.22	0.03	0.08	0.11	0.05

Net realized gain (loss) and unrealized appreciation (depreciation) on investments and foreign currency	9.39	0.74	1.38	1.67	2.59	(0.20)
Total from investment operations	9.54	0.96	1.41	1.75	2.70	(0.15)

Less distributions from:

Net investment income	(0.15)	(0.22)	(0.14)	(0.07)	(0.14)	(0.15)

Net realized gains on investments	—	—	(0.53)	—	—	—

Return of capital	— [4]	—	—	—	—	—
Total distributions	(0.15)	(0.22)	(0.67)	(0.07)	(0.14)	(0.15)
Paid-in capital from redemption fees	0.01	0.01	0.01	0.04	0.02	0.05
Net Asset Value, end of period	$24.16	$14.76	$14.01	$13.26	$11.54	$8.96
Total return	64.81%	6.91%	10.61%[3]	15.48%	30.88%	(1.16%)

The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$966,528	$388,950	$380,121	$340,251	$111,950	$33,675
Ratio of expenses to average net assets before reimbursement, waiver, or recapture of expenses by Advisor and Administrator	1.27%	1.31%	1.47%[2]	1.52%	1.78%	1.97%
Ratio of expenses to average net assets after reimbursement, waiver, or recapture of expenses by Advisor and Administrator	1.26%	1.30%	1.43%[2]	1.50%	1.79%	2.00%
Ratio of net investment income to average net assets before reimbursement, waiver, or recapture of expenses by Advisor and Administrator	0.95%	1.45%	0.81%[2]	1.02%	1.94%	0.99%
Ratio of net investment income to average net assets after reimbursement, waiver, or recapture of expenses by Advisor and Administrator	0.96%	1.46%	0.85%[2]	1.04%	1.93%	0.96%
Portfolio turnover	11.65%	11.82%	4.99%[3]	28.99%	19.34%	43.84%

[1]	The Matthews China Fund’s fiscal year-end changed from August 31 to December 31, effective December 31, 2004.
[2]	Annualized.
[3]	Not Annualized.
[4]	Less than $0.01 per share.

This information has been derived from the Fund’s financial statements, which have been audited by Tait, Weller & Baker LLP, Independent Registered Public Accounting Firm. Their report, along with the Fund’s financial statements, is available without charge upon request.

M A T T H E W S C H I N A F U N D	37

Matthews India Fund

Objective Long-term capital appreciation PORTFOLIO MANAGERS LEAD MANAGER: Andrew T. Foster CO-MANAGER: Sharat Shroff, CFA Symbol: MINDX

There is no guarantee that the Fund’s investment objective will be achieved or that the value of the investments of the Fund will increase.

Specific Strategy

Under normal market conditions, the Matthews India Fund seeks to achieve its investment objective by investing at least 80% of its total net assets, which include borrowings for investment purposes, in publicly traded common stocks, preferred stocks and convertible securities of companies located in India.

Risks of Investment

Please see “Principal Risks of Investing in the Funds” on page 6, as well as page 12 for general information concerning investments in India. The Fund may invest in convertible securities, which have different kinds of risks than those of the ownership of common and preferred stocks. Many Asia Pacific convertible securities are not rated by rating agencies like Moody’s Investors Services or Standard & Poor’s Rating Groups, or, if they are rated, they may be rated below investment grade. These securities are commonly referred to as “junk bonds” and may have a greater risk of default. Please see page 9 for further information.

In addition, the Fund is a “non-diversified” investment company, which means that it may invest a larger portion of its assets in the securities of a single issuer compared with a diversified fund. An investment in the Fund therefore will entail greater risk than an investment in a diversified fund because of the Fund’s greater exposure to the risks associated with individual issuers: a higher percentage of investments among fewer issuers may result in greater volatility of the total market value of the Fund’s portfolio; and economic, political or regulatory developments may have a greater impact on the value of the Fund’s portfolio than would be the case if the portfolio were diversified among more issuers.

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Past Performance

The bar chart below shows the Fund’s performance for its first full calendar year since its inception. The information presented below is past performance and is not a prediction of future results.

Best Quarter Q1 2006 19.70% Worst Quarter Q2 2006 –15.79%

The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark index. The index performance does not take into consideration fees, expenses or taxes. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED DECEMBER 31, 2006:

		SINCE
		INCEPTION
	1 YEAR	(10/31/05)
Matthews India Fund

Return before taxes	36.48%	45.17%

Return after taxes on distributions[1]	36.48%	45.17%

Return after taxes on distributions and sale of Fund shares[1]	23.72%	38.56%

Bombay Stock Exchange 100 Index[2,3]	45.62%	60.46%

1	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
2	The Bombay Stock Exchange 100 Index is a free float-adjusted market capitalization-weighted index of the 100 stocks listed on the Bombay Stock Exchange. It is not possible to invest directly in an index. Source: Index data from Bloomberg; total return calculations performed by PFPC, Inc.
3	The performance of foreign indices may be based on different exchange rates than those used by the Fund and, unlike the Fund’s NAV, is not adjusted to reflect fair value at the close of regular trading on the New York Stock Exchange (generally 4:00 PM Eastern Time) on each day that the exchange is open for trading.

M A T T H E W S I N D I A F U N D	39

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	None
Maximum Sales Charge (Load) imposed on reinvested dividends (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	None
Redemption Fee on shares redeemed or exchanged within 90 calendar days of purchase (as a percentage of amount redeemed)	2.00%	[1]

OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fee	0.70%	[2]
Distribution (12b-1) Fees	None
Administration and Shareholder Servicing Fees	0.20%	[3]
Other Expenses	0.51%
Total Annual Operating Expenses	1.41%

[1]	Redemption fees are paid directly to the Fund and are intended to offset transaction costs associated with short-term trading of Fund shares.
[2]

Management fees are initially 0.75% and are reduced to 0.70% on average daily net assets within the Fund complex between $2 billion and $5 billion, and to 0.65% on average daily net assets within the Fund complex over $5 billion. Additionally, Matthews has voluntarily agreed to reduce its fees (i) to 0.6834% of average daily net assets for assets within the Fund complex between $3 billion and $4 billion, and (ii) to 0.667% of average daily net assets for assets within the Fund complex between $4 billion and $5 billion. These voluntary reductions may be discontinued at any time.

[3]

Administration and Shareholder Servicing fees are initially 0.25% and are reduced to 0.20% for average daily assets within the Fund complex between $2 billion and $5 billion, to 0.15% for average daily net assets within the Fund complex between $5 billion and $7.5 billion, and to 0.125% for average daily assets within the Fund complex over $7.5 billion. Additionally, Matthews has voluntarily agreed to reduce its fees (i) to 0.1834% for average daily net assets for assets within the Fund complex between $3 billion and $4 billion, and (ii) to 0.167% for average daily net assets for assets within the Fund complex between $4 billion and $5 billion. These voluntary reductions may be discontinued at any time.

EXAMPLE OF FUND EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year: $144	Three Years: $446	Five Years: $771	Ten Years: $1,691

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Financial Highlights

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented and is intended to help you understand the Fund’s financial performance for such periods.

	Year ended 12/31/06		Period ended 12/31/05[1]
Net Asset Value, beginning of period	$11.32		$10.00

Income (loss) from investment operations

Net investment loss	(0.01)		(0.01)

Net realized gain and unrealized appreciation on investments and foreign currency	4.11		1.33
Total from investment operations	4.09		1.32
Paid-in capital from redemption fees	0.03		—	[4]
Net Asset Value, end of period	$15.45		$11.32
Total return	36.48%		13.20%[3]

The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in 000s)	$669,643		$80,897
Ratio of expenses to average net assets before reimbursement, waiver, or recapture of expenses by Advisor and Administrator	1.41%		2.75%	[2]
Ratio of expenses to average net assets after reimbursement, waiver, or recapture of expenses by Advisor and Administrator	1.41%		2.00%	[2]
Ratio of net investment loss to average net assets before reimbursement, waiver, or recapture of expenses by Advisor and Administrator	(0.08%	)	(1.92%	)[2]
Ratio of net investment loss to average net assets after reimbursement, waiver, or recapture of expenses by Advisor and Administrator	(0.08%	)	(1.17%	)[2]
Portfolio turnover	21.57%		0.00%	[3]

[1]	The Matthews India Fund commenced operations on 10/31/05.
[2]	Annualized.
[3]	Not Annualized.
[4]	Less than $0.01 per share.

This information has been derived from the Fund’s financial statements, which have been audited by Tait, Weller & Baker LLP, Independent Registered Public Accounting Firm. Their report, along with the Fund’s financial statements, is available without charge upon request.

M A T T H E W S INDIA F U N D	41

Matthews Japan Fund

Objective Long-term capital appreciation PORTFOLIO MANAGERS LEAD MANAGERS: David S. Ishibashi Taizo Ishida Symbol: MJFOX

There is no guarantee that the Fund’s investment objective will be achieved or that the value of the investments of the Fund will increase.

Specific Strategy

Under normal market conditions, the Matthews Japan Fund seeks to achieve its investment objective by investing at least 80% of its total net assets, which include borrowings for investment purposes, in the common and preferred stocks of companies located in Japan.

Risks of Investment

Please see “Principal Risks of Investing in the Funds” on page 6, as well as page 10 for general information concerning investments in Japan. In addition, Japan is the second-largest economy in the world, but it has been in a recession in recent years. The government there has been working to change certain regulations and policies that could help its economy, but there is no guarantee that these changes will occur or be effective.

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Past Performance

The bar chart below shows the Fund’s performance for each full calendar year since its inception. The range of returns is indicative of the Fund’s volatility. The information presented below is past performance and is not a prediction of future results.

Best Quarter Q1 1999 40.40% Worst Quarter Q4 2000 –21.54%

The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark indices. The index performance does not take into consideration fees, expenses or taxes. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED DECEMBER 31, 2006:

			SINCE
			INCEPTION
	1 YEAR	5 YEARS	(12/31/98)
Matthews Japan Fund

Return before taxes	-6.44%	12.62%	9.02%

Return after taxes on distributions[1]	-6.44%	12.61%	8.27%

Return after taxes on distributions and sale of Fund shares[1]	-4.19%	11.06%	7.44%

MSCI Developed Markets Japan Index[2,4]	6.33%	13.64%	5.71%

TOPIX Index[3,4]	1.88%	13.51%	6.06%

1	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
2	The MSCI Developed Markets Japan Index is a free float–adjusted market capitalization–weighted index of Japanese equities listed in Japan. It is not possible to invest directly in an index. Source: Index data from Morgan Stanley Capital International; total return calculations performed by PFPC, Inc.
3	The Tokyo Price Index (TOPIX) is a capitalization-weighted index of all companies listed on the First Section of the Tokyo Stock Exchange. It is not possible to invest directly in an index. Source: Index data from Bloomberg; total return calculations performed by PFPC, Inc.
4	The performance of foreign indices may be based on different exchange rates than those used by the Fund and, unlike the Fund’s NAV, is not adjusted to reflect fair value at the close of regular trading on the New York Stock Exchange (generally 4:00 PM Eastern Time) on each day that the exchange is open for trading.

M A T T H E W S J A P A N F U N D	43

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	None

Maximum Sales Charge (Load) imposed on reinvested dividends (as a percentage of offering price)	None

Contingent Deferred Sales Charge (Load) (as a percentage of original purchase price)	None

Redemption Fee on shares redeemed within 90 calendar days of purchase (as a percentage of amount redeemed)	2.00%	[1]

OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fee	0.70%	[2]

Distribution (12b-1) Fees	None

Administration and Shareholder Servicing Fees	0.20%	[3]

Other Expenses	0.35%

Total Annual Operating Expenses	1.25%

[1]	Redemption fees are paid directly to the Fund and are intended to offset transaction costs associated with short-term trading of Fund shares.
[2]

Management fees are initially 0.75% and are reduced to 0.70% on average daily net assets within the Fund complex between $2 billion and $5 billion, and to 0.65% on average daily net assets within the Fund complex over $5 billion. Additionally, Matthews has voluntarily agreed to reduce its fees (i) to 0.6834% of average daily net assets for assets within the Fund complex between $3 billion and $4 billion, and (ii) to 0.667% of average daily net assets for assets within the Fund complex between $4 billion and $5 billion. These voluntary reductions may be discontinued at any time.

[3]

Administration and Shareholder Servicing fees are initially 0.25% and are reduced to 0.20% for average daily assets within the Fund complex between $2 billion and $5 billion, to 0.15% for average daily net assets within the Fund complex between $5 billion and $7.5 billion, and to 0.125% for average daily assets within the Fund complex over $7.5 billion. Additionally, Matthews has voluntarily agreed to reduce its fees (i) to 0.1834% for average daily net assets for assets within the Fund complex between $3 billion and $4 billion, and (ii) to 0.167% for average daily net assets for assets within the Fund complex between $4 billion and $5 billion. These voluntary reductions may be discontinued at any time.

EXAMPLE OF FUND EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year: $127	Three Years: $397	Five Years: $686	Ten Years: $1,511

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Financial Highlights

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented and is intended to help you understand the Fund’s financial performance for such periods.

	Year ended Dec. 31		4-month period ended		Year ended August 31
	2006	2005	12/31/04[1]		2004		2003		2002
Net Asset Value, beginning of period	$ 18.48	$16.12	$14.73		$10.90		$9.60		$11.22
Income (loss) from investment operations

Net investment income (loss)	(0.08)	0.02	(0.02)		(0.05)		(0.03)		(0.07)

Net realized gain (loss) and unrealized appreciation (depreciation) on investments and foreign currency	(1.12)	2.36	1.40		3.82		1.30		(1.39)
Total from investment operations	(1.20)	2.38	1.38		3.77		1.27		(1.46)
Less distributions from:
Net investment income	—	(0.03)	—		—		—		(0.27)
Total distributions	—	(0.03)	—		—		—		(0.27)
Paid-in capital from redemption fees	0.01	0.01	0.01		0.06		0.03		0.11
Net Asset Value, end of period	$17.29	$18.48	$16.12		$14.73		$10.90		$9.60
Total return	(6.44%)	14.83%	9.44%[3]		35.14%		13.54%		(12.20%)

The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$276,656	$367,618	$200,482		$195,256		$23,653		$9,399
Ratio of expenses to average net assets before reimbursement, waiver, or recapture of expenses by Advisor and Administrator	1.25%	1.29%	1.40%	[2]	1.46%		1.92%		1.91%
Ratio of expenses to average net assets after reimbursement, waiver, or recapture of expenses by Advisor and Administrator	1.24%	1.28%	1.38%	[2]	1.45%		2.00%		2.00%
Ratio of net investment loss to average net assets before reimbursement, waiver, or recapture of expenses by Advisor and Administrator	(0.03% )	(0.11% )	(0.33%	)[2]	(0.72%	)	(0.97%	)	(1.25% )
Ratio of net investment loss to average net assets after reimbursement, waiver, or recapture of expenses by Advisor and Administrator	(0.29% )	(0.10% )	(0.31%	)[2]	(0.71%	)	(1.05%	)	(1.34% )
Portfolio turnover	59.95%	20.88%	5.30%	[3]	14.57%		77.30%		113.23%
[1]	The Matthews Japan Fund’s fiscal year-end changed from August 31 to December 31, effective December 31, 2004.
[2]	Annualized.
[3]	Not Annualized.

This information has been derived from the Fund’s financial statements, which have been audited by Tait, Weller & Baker LLP, Independent Registered Public Accounting Firm. Their report, along with the Fund’s financial statements, is available without charge upon request.

M A T T H E W S J A P A N F U N D	45

Matthews Korea Fund

Objective Long-term capital appreciation PORTFOLIO MANAGERS LEAD MANAGERS: G. Paul Matthews Mark W. Headley CO-MANAGER: J. Michael Oh Symbol: MAKOX

There is no guarantee that the Fund’s investment objective will be achieved or that the value of the investments of the Fund will increase.

Specific Strategy

Under normal market conditions, the Matthews Korea Fund seeks to achieve its investment objective by investing at least 80% of its total net assets, which include borrowings for investment purposes, in the common and preferred stocks of companies located in South Korea.

Risks of Investment

Please see “Principal Risks of Investing in the Funds” on page 6. For additional information concerning investing in South Korea and risks that may be associated with North Korea, see pages 10 and 12.

The Fund is a “non-diversified” investment company, which means that it may invest a larger portion of its assets in the securities of a single issuer compared with that of a diversified fund. An investment in the Fund therefore will entail greater risk than an investment in a diversified fund because the Fund’s greater exposure to the risks associated with individual issuers; a higher percentage of investments among fewer issuers may result in greater volatility of the total market value of the Fund’s portfolio; and economic, political or regulatory developments may have a greater impact on the value of the Fund’s portfolio than would be the case if the portfolio were diversified among more issuers.

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Past Performance

The bar chart below shows the Fund’s performance for the past 10 years and how it has varied from year to year, reflective of the Fund’s volatility. The information presented below is past performance and is not a prediction of future results.

Best Quarter Q4 1998 101.98% Worst Quarter Q4 1997 –63.44%

The table below shows the Fund’s performance over certain periods of time, along with performance of its benchmark index. The index performance does not take into consideration fees, expenses or taxes. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED DECEMBER 31, 2006:

				SINCE INCEPTION
	1 YEAR	5 YEARS	10 YEARS	(1/3/95)
Matthews Korea Fund

Return before taxes	12.99%	26.14%	14.00%	6.82%

Return after taxes on distributions[1]	10.95%	23.93%	10.47%	4.03%

Return after taxes on distributions and sale of Fund shares[1]	11.69%	22.57%	10.10%	4.07%

Korea Composite Stock Price Index[2,3]	13.01%	24.32%	7.68%	1.93%

1	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
2	The Korea Composite Stock Price Index (KOSPI) is a capitalization-weighted index of all common stocks listed on the Korea Stock Exchange. It is not possible to invest directly in an index. Source: Index data from Bloomberg; total return calculations performed by PFPC, Inc.
3	The performance of foreign indices may be based on different exchange rates than those used by the Fund and, unlike the Fund’s NAV, is not adjusted to reflect fair value at the close of regular trading on the New York Stock Exchange (generally 4:00 PM Eastern Time) on each day that the exchange is open for trading.

M A T T H E W S K O R E A F U N D	47

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	None
Maximum Sales Charge (Load) imposed on reinvested dividends (as a percentage of offering price)	None
Contingent Deferred Sales Charge (Load) (as a percentage of original purchase price)	None
Redemption Fee on shares redeemed within 90 days of purchase (as a percentage of amount redeemed)	2.00%	[1]

OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fee	0.70%	[2]
Distribution (12b-1) Fees	None
Administration and Shareholder Servicing Fees	0.20%	[3]
Other Expenses	0.40%
Total Annual Operating Expenses	1.30%

[1]	Redemption fees are paid directly to the Fund and are intended to offset transaction costs associated with short-term trading of Fund shares.
[2]

Management fees are initially 0.75% and are reduced to 0.70% on average daily net assets within the Fund complex between $2 billion and $5 billion, and to 0.65% on average daily net assets within the Fund complex over $5 billion. Additionally, Matthews has voluntarily agreed to reduce its fees (i) to 0.6834% of average daily net assets for assets within the Fund complex between $3 billion and $4 billion, and (ii) to 0.667% of average daily net assets for assets within the Fund complex between $4 billion and $5 billion. These voluntary reductions may be discontinued at any time.

[3]

Administration and Shareholder Servicing fees are initially 0.25% and are reduced to 0.20% for average daily assets within the Fund complex between $2 billion and $5 billion, to 0.15% for average daily net assets within the Fund complex between $5 billion and $7.5 billion, and to 0.125% for average daily assets within the Fund complex over $7.5 billion. Additionally, Matthews has voluntarily agreed to reduce its fees (i) to 0.1834% for average daily net assets for assets within the Fund complex between $3 billion and $4 billion, and (ii) to 0.167% for average daily net assets for assets within the Fund complex between $4 billion and $5 billion. These voluntary reductions may be discontinued at any time.

EXAMPLE OF FUND EXPENSES

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year: $132	Three Years: $412	Five Years: $713	Ten Years: $1,568

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Financial Highlights

The table below sets forth financial data for a share of beneficial interest outstanding throughout each period presented and is intended to help you understand the Fund’s financial performance for such periods.

	Year ended Dec. 31		4-month period ended	Year ended August 31
	2006	2005	12/31/04[1]	2004	2003	2002
Net Asset Value, beginning of period	$6.37	$4.08	$3.94	$4.37	$4.42	$2.68
Income (loss) from investment operations
Net investment income (loss)	0.01	0.01	—	0.04	0.01	(0.02)
Net realized gain (loss) and unrealized appreciation (depreciation) on investments and foreign currency	0.80	2.39	0.78	0.34	0.32	1.81
Total from investment operations	0.81	2.40	0.78	0.38	0.33	1.79
Less distributions from:
Net investment income	(0.01)	—	(0.01)	—	—	(0.01)
Net realized gains on investments	(0.95)	(0.11)	(0.63)	(0.82)	(0.39)	(0.07)
Total distributions	(0.96)	(0.11)	(0.64)	(0.82)	(0.39)	(0.08)
Paid-in capital from redemption fees	0.01	— [4]	— [4]	0.01	0.01	0.03
Net Asset Value, end of period	$6.23	$6.37	$4.08	$3.94	$4.37	$4.42
Total return	12.99%	58.76%	20.60% [3]	9.91%	8.80%	68.49%

The total return represents the rate that an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions.

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in 000s)	$241003	$269,925	$127,794	$110,199	$217,267	$253,003
Ratio of expenses to average net assets before reimbursement, waiver, or recapture of expenses by Advisor and Administrator	1.30%	1.35%	1.49%[2]	1.51%	1.72%	1.75%
Ratio of expenses to average net assets after reimbursement, waiver, or recapture of expenses by Advisor and Administrator	1.28%	1.35%	1.31%[2]	1.50%	1.72%	1.75%
Ratio of net investment income (loss) to average net assets before reimbursement, waiver, or recapture of expenses by Advisor and Administrator	(0.11%)	0.27%	(0.87%)[2]	0.28%	0.17%	(0.64%)
Ratio of net investment income (loss) to average net assets after reimbursement, waiver, or recapture of expenses by Advisor and Administrator	(0.09%)	0.27%	(0.69%)[2]	0.29%	0.17%	(0.64%)
Portfolio turnover	28.52%	10.13%	6.53%[3]	18.40%	29.90%	46.52%

[1]	The Matthews Korea Fund’s fiscal year-end changed from August 31 to December 31, effective December 31, 2004.
[2]	Annualized.
[3]	Not annualized.
[4]	Less than $0.01 per share.

This information has been derived from the Fund’s financial statements, which have been audited by Tait, Weller & Baker LLP, Independent Registered Public Accounting Firm. Their report, along with the Fund’s financial statements, is available without charge upon request.

M A T T H E W S K O R E A F U N D	49

Management of the Funds

Matthews International Capital Management, LLC, is the investment advisor to the Funds. Matthews is located at Four Embarcadero Center, Suite 550, San Francisco, California 94111 and can be reached toll-free by telephone at 800-789-ASIA [2742]. Matthews was founded in 1991 by G. Paul Matthews, who serves as Chairman and Chief Investment Officer. Since its inception, Matthews has specialized in managing portfolios of Asian securities. Matthews invests the Funds’ assets, manages the Funds’ business affairs, supervises the Funds’ overall day-to-day operations, and provides the personnel needed by the Funds with respect to Matthews’ responsibilities pursuant to an investment advisory agreement with the Funds. Matthews also furnishes the Funds with office space and provides certain administrative, clerical and shareholder services to the Funds pursuant to an administration and shareholder servicing agreement with the Funds.

Under an investment advisory agreement effective September 1, 2004, the Funds pay Matthews 0.75% of average daily net assets within the Fund complex up to $2 billion, 0.70% of average daily net assets within the Fund complex between $2 billion and $5 billion, and 0.65% of average daily net assets within the Fund complex over $5 billion. Additionally, Matthews has voluntarily agreed to reduce its fees (i) to 0.6834% of average daily net assets for assets within the Fund complex between $3 billion and $4 billion; and (ii) to 0.667% of average daily net assets for assets within the Fund complex between $4 billion and $5 billion. Accordingly, for the year ended December 31, 2006, each Fund (other than the Asia Pacific Equity Income Fund) paid Matthews 0.70% of its average daily net assets. The Asia Pacific Equity Income Fund paid Matthews a pro rata portion (representing two months of operation) of such fees or 0.12% if its average daily net assets. This voluntary reduction may be discontinued at any time. A discussion regarding the basis for the Board of Trustees approving the investment advisory agreement of the Funds is available in the Funds’ Annual Report to Shareholders for the year ended December 31, 2006.

Pursuant to an Administration and Shareholder Services Agreement (the “Services Agreement”) effective September 1, 2004, the Funds pay Matthews 0.25% for average daily net assets within the Fund complex up to $2 billion, 0.20% for average daily net assets within the Fund complex between $2 billion and $5 billion, 0.15% for average daily net assets within the Fund complex between $5 billion and $7.5 billion, and 0.125% for average daily net assets within the Fund complex over $7.5 billion. Matthews has voluntarily agreed to reduce its fees (i) to 0.1834% for average daily net assets for assets within the Fund complex between $3 billion and $4 billion; and (ii) to 0.167% for average daily net assets within the Fund complex between $4 billion and $5 billion. This voluntary reduction may be discontinued at any time. Matthews receives this compensation for providing certain administrative and shareholder services to current shareholders of the Funds, including overseeing the Funds’ transfer agent, accounting agent, custodian and administrator; overseeing each Fund’s compliance with its legal, regulatory and ethical policies and procedures; assisting with the preparation of agendas and other materials drafted by the Funds’ third-party administrator for the Trust’s Board meetings; responding to shareholder communications; coordinating shareholder mailings, which includes transmitting

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proxy statements, annual reports, prospectuses and other correspondence from the Funds to shareholders; providing regular communications and investor education materials to shareholders, which may include communications via electronic means, such as electronic mail; providing certain shareholder services not handled by the Funds’ transfer agent; communicating with investment advisers whose clients own or hold shares of the Funds; and providing such other information and assistance to shareholders as may be reasonably requested by such shareholders.

Under a written agreement between the Funds and Matthews, Matthews agrees to waive fees and reimburse expenses to a Fund if its expense ratio exceeds a certain percentage level. For Matthews Asian Technology Fund, Matthews China Fund,

Matthews India Fund, Matthews Japan Fund and Matthews Korea Fund, this level is 2.00%. For Matthews Asia Pacific Fund, Matthews Pacific Tiger Fund and Matthews Asian Growth and Income Fund, this level is 1.90%. For Matthews Asia Pacific Equity Income Fund, this level is 1.50%. In turn, if a Fund’s expenses fall below the level noted above within three years after Matthews has made such a waiver or reimbursement, a Fund may reimburse Matthews up to an amount not to exceed its expense limitation. For each Fund other than the Matthews Asia Pacific Equity Income Fund, this agreement will continue through at least August 31, 2007. For the Matthews Asia Pacific Equity Income Fund, this agreement will continue through at least October 31, 2009. These agreements may be extended for additional periods for each of the Funds.

F U N D M A N A G E M E N T	51

M A T T H E W S A S I A N F U N D S

Portfolio Managers

Each of the Funds is managed by one or more Lead Portfolio Managers, who are supported by and consult with, for most of the Funds, one or more Co-Portfolio Managers. A Lead Portfolio Manager of a Fund is responsible for its day-to-day investment management decisions.

G. Paul Matthews

Paul Matthews is a member of the Board of Trustees of the Funds, and Chairman and Chief Investment Officer of Matthews, Lead Portfolio Manager of the Matthews Asian Growth and Income and Korea Funds and Co-Portfolio Manager of the Matthews China Fund. Mr. Matthews has been actively investing in the Asian markets since 1982 and founded Matthews in 1991. Prior to that, he built his career at G.T. Capital Management. Mr. Matthews holds an M.A. in History and Law from Cambridge University.

LEAD MANAGER: ASIAN GROWTH AND INCOME FUND KOREA FUND CO-MANAGER: CHINA FUND

Mark W. Headley

Mark Headley is President of the Funds; Chief Executive Officer of Matthews; Lead Portfolio Manager of the Matthews Asia Pacific, Pacific Tiger and Korea Funds; and Co-Portfolio Manager of the Matthews Asian Technology and China Funds. Mr. Headley joined Matthews in 1995 as Managing Director and Senior Analyst. Since that time, he has held various positions, achieving his current positions at Matthews in 2001. Mr. Headley has been active in Asian investing since 1989 and was an original member of the team that launched the first SEC-registered open-ended Asia (ex-Japan) fund. He holds a B.A. in Economics and Politics from the University of California, Santa Cruz.

LEAD MANAGER: ASIA PACIFIC FUND PACIFIC TIGER FUND KOREA FUND CO-MANAGER: ASIAN TECHNOLOGY FUND CHINA FUND

Richard H. Gao

Richard Gao is Lead Portfolio Manager of the Matthews China Fund and Co-Portfolio Manager of the Matthews Asia Pacific and Pacific Tiger Funds. He joined Matthews as a China Analyst in 1997. Mr. Gao began his career at the Bank of China in 1989, first as a loan officer then as a FOREX Trader at the Bank of China's Treasury Department. In 1993, he became Assistant Manager at the Bank of China, where he was in charge of FOREX trading for import/export companies. Mr. Gao received a B.A. from Guangdong University of Foreign Studies in China in Literature and an M.B.A. in International Business from Dominican University of California.

LEAD MANAGER: CHINA FUND CO-MANAGER: ASIA PACIFIC FUND PACIFIC TIGER FUND

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M A T T H E W S A S I A N F U N D S

Andrew T. Foster

Andrew Foster is a Vice President of the Funds, Director of Research of Matthews, Lead Portfolio Manager of the Matthews Asia Pacific Equity Income and India Funds, and Co-Portfolio Manager of the Matthews Asian Growth and Income Fund. Mr. Foster originally joined Matthews in 1998 as Research Analyst, a position he held until 2001, when he left the firm to pursue his M.B.A. from INSEAD in France. Mr. Foster earned his M.B.A. in 2002, and in 2003 returned to Matthews in his current position as Director of Research. From 1996 to 1998, he worked as a management consultant with A.T. Kearney’s Financial Institutions Group in Singapore. Mr. Foster also holds an A.B. in Public Policy and a secondary degree in Economics from Stanford University.

LEAD MANAGER: ASIA PACIFIC EQUITY INCOME FUND INDIA FUND CO-MANAGER: ASIAN GROWTH AND INCOME FUND

J. Michael Oh

Michael Oh is Lead Portfolio Manager of the Matthews Asian Technology Fund and Co-Portfolio Manager of the Matthews Korea Fund. He joined Matthews in 2000 as a Research Analyst. Since that time he has held various positions, achieving his current position in 2006. Mr. Oh received a B.A. in Political Economy of Industrial Societies from the University of California, Berkeley.

LEAD MANAGER: ASIAN TECHNOLOGY FUND CO-MANAGER: KOREA FUND

David S. Ishibashi

David Ishibashi is Lead Portfolio Manager of the Matthews Japan Fund. He joined Matthews in 2006 in this position. From 2003 to 2006, Mr. Ishibashi was a Vice President and a Japan analyst on the international and global small-cap equities team at Lazard Asset Management. From 1993 to 2003, he was a Director and portfolio manager for Citigroup Capital Markets. From 1976 to 1993, he held various positions at S.G. Warburg & Co., Baring Securities, Nomura Securities International and Rockwell International in Los Angeles. Mr. Ishibashi is a graduate of the Intercultural Japanese Language Institute in Tokyo, Japan, and holds a B.A. in Psychology and a Minor in Child Development from California State University, Los Angeles.

LEAD MANAGER: JAPAN FUND

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Taizo Ishida

Taizo Ishida is Lead Portfolio Manager of the Matthews Japan Fund and Co-Portfolio Manager of the Matthews Asia Pacific Fund. He joined Matthews in 2006. From 2000 to 2006, Mr. Ishida was a Vice President and Japan and Pacific Basin portfolio manager at Wellington Management Company. From 1997 to 2000, he was a Senior Securities Analyst and a member of the international investment team at USAA Investment Management Company. He held various positions from 1990 to 1997 at Sanford C. Bernstein and Co. and from 1987 to 1990 at Yamaichi International. Mr. Ishida began his career in 1984 as a program officer with the United Nations Development Program in Dhaka, Bangladesh, where he worked until 1987. He holds an M.A. in International Relations from The City College of New York and a B.A. in Social Science from International Christian University in Tokyo, Japan.

LEAD MANAGER: JAPAN FUND CO-MANAGER: ASIA PACIFIC FUND

Jesper Madsen, CFA

Jesper Madsen is Co-Portfolio Manager of the Matthews Asia Pacific Equity Income Fund. He joined Matthews in 2004 as a Research Analyst. From 2003 until his employment at Matthews, Mr. Madsen was an Analyst at Charter Equity Research. In 2002, he worked with the Fixed Income group at Barclays Global Investors, and before that was employed at Chemoil Corporation in oil-related sales. Prior to that, Mr. Madsen traveled extensively and pursued personal interests, including living and working in China. Mr. Madsen has a B.A. in Politics, Philosophy and Economics from the University of York in the United Kingdom.

CO-MANAGER: ASIA PACIFIC EQUITY INCOME FUND

Sharat Shroff, CFA

Sharat Shroff is Co-Portfolio Manager of the Matthews Asia Pacific and India Funds. He joined Matthews in 2005 as a Research Analyst. From 2000 to 2005, Mr. Shroff worked at Morgan Stanley as an Equity Research Associate in its San Francisco office. He received his M.B.A. from the Indian Institute of Management, Calcutta, in 2000.

CO-MANAGER: ASIA PACIFIC FUND INDIA FUND

All members of the investment team travel extensively to Asia to conduct research relating to those markets. The Funds’ SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in each Fund.

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Shareholder Information

Pricing of Fund Shares

The price at which the Funds’ shares are bought or sold is called the net asset value per share, or “NAV.” The NAV is computed once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 PM Eastern Time, on each day that the exchange is open for trading. In addition to Saturday and Sunday, the NYSE is closed on the days that the following holidays are observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.

The NAV is computed by adding the value of all securities and other assets of a Fund, deducting any liabilities, and dividing by the total number of outstanding shares. The Funds’ expenses are generally accounted for by estimating the total expenses for the year and applying each day’s estimated expense when the NAV calculation is made.

The value of the Funds’ equity securities is generally based on market quotations provided by pricing services that are independent of the Funds and Matthews. Foreign equity securities are valued as of the close of trading of the primary exchange on which they trade. The value is then converted to U.S. dollars using exchange rates determined as of the close of trading on the NYSE and in accordance with the Funds’ Pricing Policies. The Funds generally use the foreign currency exchange rates deemed to be most appropriate by a foreign currency pricing service that is independent of the Funds and Matthews.

Debt securities (bonds) generally trade in the over-the-counter market rather than on a securities exchange. The Funds may value these portfolio securities by utilizing indicative bid and ask quotations from bond dealers or market makers, or other market information available. The Funds may also utilize independent pricing services to assist it in determining a current market value for each security based on sources believed to be reliable.

The Funds value any equity security for which market quotations are unavailable or have become unreliable, and any debt security for which indicative quotes are unavailable, at that security’s fair market value. In general, the fair value of such securities is determined, in accordance with the Funds’ Pricing Policies and subject to the Board’s oversight, by a pricing service retained by the Funds that is independent of the Funds and Matthews. There may be circumstances in which the Funds’ independent pricing service is unable to provide a reliable price of a security. In addition, when establishing a security’s fair value, the independent pricing service may not take into account events that occur after the close of Asian markets but prior to the time the Funds calculate their NAVs. Similarly, there may be circumstances in which a foreign currency exchange rate is deemed inappropriate for use by the Funds or multiple appropriate rates exist. In such circumstances, the Board of Trustees has delegated the responsibility of making fair-value determinations to Matthews’ Valuation Committee. In these circumstances, Matthews will determine the fair value of a security, or a fair exchange rate, in good faith, in accordance with the Funds’ Pricing Policies and subject to the oversight of the Board. When fair value pricing is employed (whether through the Funds’ independent pricing service or Matthews’ Valuation Committee), the prices of a security used by a Fund

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to calculate its NAV typically differ from quoted or published prices for the same security for that day.

Foreign securities held by the Funds may be traded on days and at times when the NYSE is closed and the NAV is therefore not calculated. Accordingly, the NAV of the Funds may be significantly affected on days when shareholders have no access to the Funds. For valuation purposes, quotations of foreign portfolio securities, other assets and liabilities, and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates.

Securities in the India Fund may be subject to a short-term capital gains tax in India on gains realized upon disposition of securities lots held less than one year. Therefore, the Matthews India Fund accrues a deferred tax liability for net unrealized short-term gains in excess of available carryforwards on Indian securities. The tax liability is amortized over the course of one year, at which time it expires. For a further discussion of taxes affecting the Matthews India Fund or the other Funds, please see page 64.

Purchasing Shares

The Funds are open for business each day the NYSE is open. You may purchase Fund shares directly from the Funds by mail or by wire without paying any sales charge. The price for each share you buy will be the NAV calculated after your order is received in good order by the Fund. “In good order” means that payment for your purchase and all the information needed to complete your order must be received by the Fund before your order is processed. Other than with respect to online purchases (see “Telephone and Online Transactions,” on page 61), if your order is received before the close of regular trading on the

NYSE (generally 4:00 PM Eastern Time) on a day the Funds’ NAVs are calculated, the price you pay will be that day’s NAV. If your order is received after the close of regular trading on the NYSE, the price you pay will be the next NAV calculated.

You may purchase shares of the Funds directly through the Funds’ underwriter, a registered broker-dealer, by calling 800-789-ASIA [2742]. Shares of the Funds may also be purchased through various securities brokers and benefit plan administrators or their sub-agents who have arrangements with the respective Funds. These intermediaries may charge you a fee for their services. You should contact them directly for information regarding how to invest or redeem through them. In addition, they may charge you service or transaction fees. If you purchase or redeem shares through them, you will, generally, receive the NAV calculated after receipt of the order by them on any day the NYSE is open. A Fund’s NAV is calculated as of the close of regular trading on the NYSE (generally, 4:00 PM Eastern Time) on each day that the NYSE is open. If your order is received by them after that time, it will be purchased or redeemed at the next-calculated NAV. Although you may have placed an order with an intermediary prior to 4:00 PM Eastern Time, such orders may not be received by the Funds in a timely fashion. In certain circumstances, this may result in your order being processed at the NAV next determined after the Funds received your order. Brokers and benefit plan administrators who perform transfer agency and shareholder servicing for the Funds may receive fees from the Funds for these services. Brokers and benefit plan administrators who also provide distribution services to the Funds may be paid by Matthews (out of its own resources) for providing these services. For further information, please see “Additional Information About Shareholder Servicing” and “Other Compensation to Intermediaries” on pages 63 and 64.

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You may purchase shares of the Funds by telephone or online. New accounts may not be opened online. Please see “Purchasing Shares,” on page 58, and “Telephone and Online Transactions” on page 59, or call 800-789-ASIA [2742] for details.

The Funds do not accept third-party checks, temporary (or starter) checks, cash, credit card checks, traveler’s checks, cashier’s checks or money orders. If the Funds receive notice of insufficient funds for a purchase made by check, the purchase will be cancelled and you will be liable for any related losses or fees the Fund or its transfer agent incurs. The Funds may reject any purchase order or stop selling shares of the Funds at any time. Also, the Funds may vary or waive the initial investment minimum and minimums for additional investments.

Individual Retirement Accounts

The Funds offer Individual Retirement Accounts (IRAs).

Applications for IRAs may be obtained by calling 800-789-ASIA [2742].

Traditional IRA

A Traditional IRA is an IRA with contributions that may or may not be deductible depending on your circumstances. Assets grow tax-deferred; withdrawals and distributions are taxable in the year made.

Spousal IRA

A Spousal IRA is an IRA funded by a working spouse in the name of a non-working spouse.

Roth IRA

A Roth IRA is an IRA with non-deductible contributions and tax-free growth of assets and distributions to pay retirement expenses, provided certain conditions are met.

Other Accounts

Coverdell Education Savings Account

Similar to a non-deductible IRA, a Coverdell Education Savings Account (ESA) allows you to make non-deductible contributions that can grow tax-free and if used for qualified educational expenses can be withdrawn free of federal income taxes.

For more-complete IRA or Coverdell ESA information or to request applications, please call 800-789-ASIA [2742] to speak with a Fund representative.

Minimum Investments in the Funds

(U.S. Residents*)

Non-retirement plan accounts

Initial investment:	$2,500
Subsequent investments:	$250

Retirement and Coverdell plan accounts**

Initial investment:	$500
Subsequent investments:	$50

*	Additional limitations apply to non-U.S. residents. Please contact a Fund representative at 800-789-ASIA [2742] for information and assistance.

**	Retirement plan accounts include IRAs and 401(k) plans. Speak with a Fund representative for information about the retirement plans available.

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Purchasing Shares

	Opening an account (Initial Investment)	Adding to an Account (Subsequent Investments)
BY MAIL	■ Complete and sign application ■ Make check payable to: Matthews Asian Funds ■ Send application and check to:	■ Make check payable to: Matthews Asian Funds ■ Send check with a statement stub indicating your fund(s) selection to:
Regular Mail	Matthews Asian Funds P.O. Box 9791 Providence, RI 02940	Matthews Asian Funds P.O. Box 9791 Providence, RI 02940

Overnight Delivery	Matthews Asian Funds 101 Sabin Street Pawtucket, RI 02860-1427	Matthews Asian Funds 101 Sabin Street Pawtucket, RI 02860-1427
BY PHONE * Note that wire fees are charged by most banks.

■    Call 800-789-ASIA [2742] or visit

www.matthewsfunds.com for a New

Account Application.

■    Complete and sign the New

Account Application

■    Send your New Account Application by

regular mail or overnight delivery to

one of the addresses above

Wire*

■    Then wire funds using instructions at right

■    Notify Fund’s agent by calling 800-789-ASIA [2742].

Wire*

■    Then wire funds to:

PNC Bank

ABA #031000053

Credit: [name of specific Matthews Fund]

Account #8606905986

FBO: [your name and account number]

ONLINE**	You cannot currently open a new account online.

■    When you open your account, complete the Online Account Access section and attach a voided check.

■    After you have received confirmation of your purchase, go to www.matthewsfunds.com and click on Account Access, where you will create a login ID and password.

VIA AUTOMATIC INVESTMENT PLAN**	N/A	■ Complete the Automatic Investment Plan section of the application. Be sure to sign the application and include a voided check.
THROUGH A BROKER OR INTERMEDIARY	■ Contact your broker or intermediary, who may charge you a fee for their services.	■ Contact your broker or intermediary, who may charge you a fee for their services.

**	If you are a current shareholder and would like to establish Online Account Access and/or an Automatic Investment Plan, please call 800-789-ASIA [2742].

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Who Can Invest in a Closed Fund?

The Matthews Pacific Tiger Fund and the Matthews Asian Growth and Income Fund were closed to most new investors as of June 7, 2006 and November 28, 2003, respectively. If you were a shareholder of the Funds when they closed and the account remains open, you may make additional investments in the Funds or open additional accounts in the Funds. To establish a new account in a closed Fund, you must provide written proof of your existing account (e.g., a copy of the account statement) to the Fund. A request to open a new account in a closed Fund will not be deemed to be “in good order” until you provide sufficient written proof of existing Fund ownership to the Fund or its representative. In addition, the following categories of investors may continue to invest in a closed Fund:

•	Financial advisors with existing clients in the Fund

•	Clients of retirement plan providers with existing accounts in the Fund

•	Fee-based programs with existing allocations in the Fund

•	Employees of Matthews and their family members

•	Trustees, officers and employees of the Funds

Please note that some intermediaries may be unable to operationally accommodate additional investments in a closed fund. The Funds’ Board of Trustees reserves the right to close a Fund at any time (including closing the Fund to one or more of the above categories of investors) or to re-open one or more closed Funds to all investors at any future date. If you have any questions about whether you are able to purchase shares of the Matthews Pacific Tiger or Matthews Asian Growth and Income Funds, please call 800-789-ASIA [2742].

Exchanging Shares

You may exchange your shares of one Matthews Asian Fund for another, however, you may not exchange into a closed fund unless you have an existing account in that Fund. If a Fund closes completely to new investors, exchanges into that Fund will not be permitted. Note that if you exchange your shares, minimum investment requirements and redemption fees apply. To receive that day’s NAV, any request must be received by the close of regular trading on the NYSE that day (generally, 4:00 PM Eastern Time). Such exchanges may be made by telephone or online if you have so authorized on your application. Please see “Telephone and Online Transactions” on page 61, or call 800-789-ASIA [2742] for more information. Because excessive exchanges can harm a Fund’s performance, the exchange privilege may be terminated if the Funds believe it is in the best interest of all shareholders to do so.

Selling (Redeeming) Shares

You may redeem shares on any day the NYSE is open for business. To receive a specific day’s NAV, your request must be received by the Funds’ agent before the close of regular trading on the NYSE that day (generally, 4:00 PM Eastern Time). If your request is received after the close of regular trading on the NYSE, you will receive the next NAV calculated.

If you are redeeming shares recently purchased by check, the Fund may delay sending your redemption proceeds until your check has cleared. This may take up to 15 calendar days after we receive your check.

You may redeem your shares by telephone or online. Please see “Telephone and Online Transactions” on page 61, or call 800-789-ASIA [2742] for more information.

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Selling (Redeeming) shares

BY MAIL	■ Send a letter to the Funds to:

Regular Mail:	Matthews Asian Funds P.O. Box 9791 Providence, RI 02940

Overnight Delivery:

Matthews Asian Funds

101 Sabin Street

Pawtucket, RI 02860-1427

The letter must include your name and account number, the name of the Fund, and the amount you want to sell in dollars or shares. This letter must be signed by each owner of the account.

For security purposes, a medallion signature guarantee will be required if:

■    Your written request is for an amount over $100,000; or

■    The money is to be paid to anyone other than the registered owners; or

■    The money is to be sent to an address that is different from the registered address or to a bank account other than the account that was preauthorized.

BY PHONE	Call 800-789-ASIA [2742]. When you open your account you will automatically have the ability to exchange and redeem shares by telephone unless you specify otherwise on your New Account Application.

BY WIRE

If you have wiring instructions already established on your account, contact us at 800-789-ASIA [2742] to request a redemption by wire. Please note that the Funds charge $9.00 for wire redemptions, in addition to a wire fee that may be charged by your bank.

Note: When you opened your account you must have provided the wiring instructions for your bank with your application.*

*  If your account has already been opened, you may send us a written request to add wiring instructions to your account. Send your request to one of the addresses above and include a signature guarantee.

ONLINE

You must have already obtained Online Account Access and a PIN from the Funds' transfer agent. (See Adding to an Account: Online on page 58.)

Go to www.matthewsfunds.com and click on Account Access, then follow the instructions on how to place a redemption.

THROUGH A BROKER OR INTERMEDIARY	Contact your broker or intermediary, who may charge you a fee for their services.

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Telephone and Online Transactions

Shareholders with existing accounts may purchase additional shares, or exchange or redeem shares, directly with the Fund by calling 800-789-ASIA [2742], or through an online order at the Funds’ website at www.matthewsfunds.com. Initial purchases of Fund shares cannot be made through an online transaction. To gain the ability to place orders online, complete the Online Account Access section of the New Account Application or make subsequent arrangements with the Funds in writing. Only bank accounts held at domestic institutions that are Automated Clearing House (ACH) members may be used for online transactions.

Written or telephone orders to purchase or redeem shares of a Fund, if received in good order before 4:00 PM Eastern Time (your “placement date”), will ordinarily be processed at the Fund’s NAV calculated as of 4:00 PM Eastern Time on your placement date. Online orders to purchase or redeem shares of a Fund that are made before 4:00 PM Eastern Time on a placement day will be processed at the Fund’s NAV calculated as of 4:00 PM Eastern Time on the business day following your placement date. The NAV that you receive may be higher or lower than a Fund’s NAV on your placement date.

In times of extreme market conditions or heavy shareholder activity, you may have difficulty getting through to the Funds. If the Funds believe that it is in the best interest of all shareholders, it may modify or discontinue telephone and/or online transactions without notice.

The convenience of using telephone and/or online transactions may result in decreased security. The Funds employ certain security measures as they process these transactions. If such security procedures are used, the Funds or their agents will not be responsible for any losses that you incur because of a fraudulent telephone or online transaction.

Procedures to Limit Short-Term Trading

The Funds’ Board of Trustees has adopted policies and procedures applicable to most purchases, exchanges and redemptions of Fund shares to prevent excessive short-term trading by shareholders (the “short-term trading procedures”). Although short-term trading can take many forms (and may involve market timing), the Funds generally deem an account to be engaged short-term trading if that account habitually redeems or exchanges Fund shares within 90 calendar days after purchasing them. The Funds discourage, and do not accommodate, frequent purchases and redemptions of Fund shares by Fund shareholders. While the Funds make efforts to identify and restrict frequent trading, the Funds receive purchase and sales orders through financial intermediaries and cannot always know or detect short-term trading that may be facilitated by the use of intermediaries or by the use of combined or omnibus accounts by those intermediaries. The Funds or their agent request representations or other assurances related to compliance with the short-term trading procedures from parties involved in the distribution of Fund shares and administration of shareholder accounts.

Short-term trading causes a dilution in value of shares held by long-term shareholders. In addition, short-term trading creates transaction costs that are borne by all shareholders and disrupts the orderly management of a Fund’s portfolio investments. The Funds, because they invest in overseas securities markets, are particularly vulnerable to market timers who may take advantage of time zone differences between the close of the foreign markets on which each Fund’s portfolio securities trade and the U.S. markets that generally determine the time as of which the Fund’s NAV is calculated (i.e., time-zone arbitrage). Further, funds that invest in small-cap securities and other types of investments that are not

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frequently traded, including high-yield bonds, also can be the targets of market timers.

The Funds (or their agents) use reasonable efforts to notify shareholders whom the Funds believe may have violated the short-term trading procedures. If a shareholder, in the opinion of the Funds, has violated the short-term trading procedures on more than one occasion, accounts of that shareholder will be closed to new purchases or exchanges of Fund shares. When a shareholder has purchased shares of the Funds through an intermediary, the Funds may not be able to notify the shareholder of a violation of the Funds’ policies or that the Funds have taken steps to address the situation (for example, the Funds may be unable to notify a shareholder that his or her privileges to purchase or exchange shares of the Funds have been terminated).

In addition, many intermediaries have adopted their own market timing policies. These policies may result in a shareholder’s privileges to purchase or exchange the Funds’ shares being terminated or restricted independently of the Funds. Such actions may be based on other factors or standards that are different than or in addition to the Funds’ standards. For additional information, please contact your intermediary.

Additionally, if any transaction is deemed to have the potential to adversely impact any of the Funds, the Funds reserve the right to, among other things:

•	Reject a purchase or exchange

•	Delay payment of immediate cash redemption proceeds for up to seven calendar days

•	Revoke a shareholder’s privilege to purchase Fund shares (including exchanges)

•	Limit the amount of any exchange

During 2007, the Funds expect to begin to receive sufficient transactional detail to enforce this policy with respect to all shareholders, including shares held in omnibus accounts. However, until the Funds actually begin receiving such information, the restrictions above may not apply to shares held in omnibus accounts for which the Funds do not receive sufficient transactional detail to enforce such restrictions.

Redemption Fees

The Funds will assess a redemption fee of 2.00% of the total redemption proceeds if you sell or exchange your shares within 90 calendar days after purchasing them. The redemption fee is paid directly to the Funds and is designed to discourage frequent short-term trading and to offset transaction costs associated with such trading of Fund shares. For purposes of determining whether the redemption fee applies, the Funds do not count the day that you purchased your shares, and first redeems shares that have been held the longest. The redemption fee does not apply to redemptions of shares held in certain omnibus accounts and retirement plans that cannot currently implement the redemption fee. While these exceptions exist, the Funds are not accepting any new accounts from intermediaries that cannot implement the redemption fee. The redemption fee does not apply to shares purchased through reinvested dividends or capital gains.

If you purchase shares through an intermediary, consult your intermediary to determine how the 90-calendar-day holding period will be applied.

Please note that the redemption fee also applies to exchanges of shares between Matthews Asian Funds. That is, for purposes of calculating the redemption fee, if you exchange your shares from one Matthews Asian Fund to another within 90 days of purchase, the 2.00% redemption fee will be assessed. In addition, following an exchange, the 90-calendar-day holding period begins anew. Occasionally, when accounts are transferred from

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one intermediary to another, shares may not be properly aged within the new account. If you believe you have been charged a redemption fee in error, please contact your financial intermediary or Matthews Asian Funds at 800-789-ASIA [2742].

The Funds reserve the right to modify or eliminate the redemption fee at any time. You will receive 60 days’ notice of any material changes, unless otherwise provided by law.

Redemption in Kind

Under certain circumstances, you could receive your redemption proceeds as a combination of cash and securities. Receiving securities instead of cash is called “redemption in kind.” Note that if you receive securities as well, you will incur transaction charges if you sell them.

Signature Guarantees

The Funds require a medallion signature guarantee on any written redemption over $100,000 (but may require additional documentation or a medallion signature guarantee on any redemption request to help protect against fraud); the redemption of corporate, partnership or fiduciary accounts; or for certain types of transfer requests or account registration changes. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution that is participating in a medallion program recognized by the Securities Transfer Association. The three “recognized” medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP), and NYSE, Inc. Medallion Signature Program (NYSE MSP). Please call 800-789-ASIA [2742] for information on obtaining a signature guarantee.

Other Shareholder Information

Disclosure of Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ Statement of Additional Information, which is available on the Matthews Asian Funds website at www.matthewsfunds.com.

Minimum Size of an Account

The Funds reserve the right to redeem small accounts (excluding IRAs) that fall below $2,500 due to redemption activity. If this happens to your account, you may receive a letter from the Funds giving you the option of investing more money into your account or closing it. Accounts that fall below $2,500 due to market volatility will not be affected.

Additional Information

About Shareholder Servicing

The operating expenses of each Fund include the cost of maintaining shareholder accounts, generating shareholder statements, providing taxpayer information, and performing related servicing generally known as “sub-transfer agency” or “shareholder servicing.” For shareholders who open accounts directly, PFPC Inc. (“PFPC”) performs these services as part of the various services it provides to the Funds under an agreement between the Funds and PFPC. For shareholders who purchase shares through a broker or other financial intermediary, some or all of these services may be performed by that intermediary. For performing these services, the intermediary seeks compensation from the Funds or Matthews. In some cases, the services for which compensation is sought may be bundled with services not related to shareholder servicing, and may include distribution fees. The Board of Trustees has

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made a reasonable allocation of the portion of bundled fees, and Matthews pays from its own resources that portion of the fees that the Board of Trustees determines may represent compensation to intermediaries for distribution services.

Other Compensation to Intermediaries

Matthews, out of its own resources and without additional cost to the Fund or its shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Fund. Such payments and compensation are in addition to service fees or sub-transfer agency fees paid by the Fund. The level of payments will vary for each particular intermediary. These additional cash payments generally represent some or all of the following: (a) payments to intermediaries to help defray the costs incurred to educate and train personnel about the Fund; (b) marketing support fees for providing assistance in promoting the sale of Fund shares; (c) access to sales meetings, sales representatives and management representatives of the intermediary; (d) inclusion of the Fund on the sales list, including a preferred or select sales list, or other sales program of the intermediary; and (e) as an expense reimbursement in cases where the intermediary provides shareholder services to Fund shareholders. A number of factors will be considered in determining the level of payments, including the intermediary’s sales, assets and redemption rates, as well as the nature and quality of the intermediary’s relationship with Matthews. Aggregate payments may change from year to year and Matthews will, on an annual basis, determine the advisability of continuing these payments.

Distributions

All of the Funds except the Matthews Asia Pacific Equity Income Fund and the Matthews Asian Growth and Income Fund generally distribute their net investment income once annually in December. The Matthews Asia Pacific Equity Income Fund and the Matthews Asian Growth and Income Fund generally distribute net investment income semi-annually, in June and December. Any net realized gain from the sale of portfolio securities and net realized gains from foreign currency transactions are distributed at least once each year unless they are used to offset losses carried forward from prior years. All such distributions are reinvested automatically in additional shares at the current NAV, unless you elect to receive them in cash. If you hold the shares directly with the Funds, the manner in which you receive distributions may be changed at any time by writing to the Funds.

Any check in payment of dividends or other distributions that cannot be delivered by the post office or that remains uncashed for a period of more than one year will be reinvested in your account.

Distributions are treated the same for tax purposes whether received in cash or reinvested. If you buy shares when a Fund has realized but not yet distributed ordinary income or capital gains, you will be “buying a dividend” by paying the full price of the shares and then receiving a portion of the price back in the form of a taxable dividend.

Taxes

This section only summarizes some income tax considerations that may affect your investment in the Funds. You are urged to consult your tax advisor regarding the effects of an investment on your tax situation. An investment in the Funds has certain tax consequences, depending on the type of account that you have. Distributions are subject to federal income tax and may also be subject to state and local income taxes. Distributions are generally taxable

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when they are paid, whether in cash or by reinvestment. Distributions declared in October, November or December and paid the following January are taxable as if they were paid on December 31.

The exchange of one Matthews Asian Fund for another is a “taxable event,” which means that if you have a gain, you may be obligated to pay tax on it. If you have a qualified retirement account, taxes are generally deferred until distributions are made from the retirement account.

Part of a distribution may include realized capital gains, which may be taxed at different rates depending on how long the Fund has held specific securities.

Make sure you have an accurate Social Security number or taxpayer I.D. number on file with the Funds. If you do not, you may be subject to backup withholding on your distributions.

Speak with your tax advisor concerning state and local tax laws, which may produce different consequences than those under federal income tax laws.

In addition, the Matthews India Fund may be subject to short-term capital gains tax in India on gains realized upon disposition of Indian securities, payable prior to repatriation of sales proceeds. The tax is computed on net realized gains; any realized losses in excess of gains may be carried forward for a period of up to eight years to offset future gains. Please refer to “Pricing of Fund Shares” on page 55 for information on how treatment of this tax affects the Matthews India Fund’s daily NAV.

S H A R E H O L D E R I N F O R M A T I O N	65

General Information

Identity Verification Procedures Notice

The USA PATRIOT Act requires financial institutions, including mutual funds, to adopt certain policies and programs to prevent money laundering activities, including procedures to verify the identity of customers opening new accounts. When completing the New Account Application, you will be required to supply the Fund with information, such as your taxpayer identification number, that will assist the Fund in verifying your identity. Until such verification is made, the Fund may temporarily limit additional share purchases. In addition, the Fund may limit additional share purchases or close an account if it is unable to verify a customer's identity. As required by law, the Fund may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct. Your information will be handled by us as discussed in our Privacy Statement on page 67.

Shareholder Reports

You will receive an annual report (audited by independent accountants), a semi-annual report and two quarterly reports from the Funds. These reports contain a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its reporting period. To save costs, if you have two or more accounts with the same registration, only one report per period will be sent to you.

Statement of Additional Information (SAI)

The Statement of Additional Information, which is incorporated into this prospectus by reference and dated April 30, 2007, is available to you without charge. It contains more-detailed information about the Funds.

How to Obtain Additional Information

CONTACTING MATTHEWS ASIAN FUNDS

You can obtain free copies of the publications described by visiting the Funds’ website at www.matthewsfunds.com. To request additional information or to speak to a Fund representative, contact the Funds at:

Matthews Asian Funds

P.O. Box 9791

Providence, RI 02940

800-789-ASIA [2742]

OBTAINING INFORMATION FROM THE SEC

You can visit the SEC’s website at www.sec.gov to view the SAI and other information. You can also view and copy information about the Funds at the SEC’s Public Reference Room in Washington, D.C. Also, you can obtain copies of this information by sending your request and duplication fee to: SEC Public Reference Room, Washington, D.C. 20549-0102. To find out more about the Public Reference Room, call the SEC at 800-SEC-0330. You may also e-mail the SEC at publicinfo@sec.gov to obtain additional information about a Fund.

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[Not part of the prospectus.]

Privacy Statement

Matthews Asian Funds will never sell or share your personal information with other companies. While it is necessary for us to collect certain non-public personal information about you when you open an account (such as your address and Social Security number), we protect this information and use it only for communication purposes or to assist us in providing the information and services necessary to address your financial needs. We respect your privacy and are committed to ensuring that it is maintained.

As permitted by law, it is sometimes necessary for us to share your information with companies that perform administrative or marketing services on our behalf, such as transfer agents and/or mail facilities that assist us in shareholder servicing or distribution of investor materials. These companies will use this information only for the services for which we hired them and are not permitted to use or share this information for any other purpose.

We restrict access to non-public personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to protect your personal information.

When using Matthews Asian Funds’ Online Account Access, you will be required to provide personal information to gain access to your account. For your protection, the login screen resides on a secure server.

P R I V A C Y S T A T E M E N T	67

M A T T H E W S A S I A N F U N D S

INVESTMENT ADVISOR

Matthews International Capital Management, LLC

Four Embarcadero Center, Suite 550

San Francisco, CA 94111

800-789-ASIA [2742]

UNDERWRITER

PFPC Distributors, Inc.

760 Moore Road

King of Prussia, PA 19406

ACCOUNT SERVICES

PFPC Inc.

P.O. Box 9791

Providence, RI 02940

800-789-ASIA [2742]

For additional information about

Matthews Asian Funds:

www.matthewsfunds.com

800-789-ASIA [2742]

Matthews Asian Funds

P.O. Box 9791

Providence, RI 02940

Investment Company Act File Number: 811-08510

Distributed by PFPC Distributors, Inc.

68	www.matthewsfunds.com	8 0 0 - 7 8 9 - A S I A [ 2 7 4 2 ]

Matthews Asian Funds

Four Embarcadero Center, Suite 550

San Francisco, CA 94111

800-789-ASIA [2742]

www.matthewsfunds.com

MAFPROSP/G-0047-300M-FST

MATTHEWS INTERNATIONAL FUNDS

(d/b/a MATTHEWS ASIAN FUNDS)

WWW.MATTHEWSFUNDS.COM

ASIA PACIFIC FUND

ASIA PACIFIC EQUITY INCOME FUND

PACIFIC TIGER FUND

ASIAN GROWTH AND INCOME FUND

ASIAN TECHNOLOGY FUND

CHINA FUND

INDIA FUND

JAPAN FUND

KOREA FUND

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2007

This Statement of Additional Information (“SAI”) is not a Prospectus and should be read in conjunction with the current Prospectus of the various series of the Matthews Asian Funds (the “Funds”) dated April 30, 2007. The Prospectus and the financial statements contained in the Funds’ Annual Report for the fiscal year ended December 31, 2006 are incorporated herein by reference. You can obtain a free copy of the current Prospectus and Annual Report on the Funds’ web site at WWW.MATTHEWSFUNDS.COM or by contacting a Fund representative at:

Matthews Asian Funds

P.O. Box 9791

Providence, RI 02940

(800) 789-ASIA [2742]

No person has been authorized to give any information or to make any representations not contained in this SAI or in the Prospectus in connection with the offering made by the Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Funds or their Underwriter. The Prospectus does not constitute an offering by the Funds or by the Underwriter in any jurisdiction in which such offering may not lawfully be made.

Matthews Asian Funds

Matthews Asian Funds

Fund History

Matthews International Funds (d/b/a Matthews Asian Funds) (the “Trust”), Four Embarcadero Center, Suite 550, San Francisco, California 94111, is a family of mutual funds currently offering nine separate series of shares (individually a “Fund,” and collectively the “Funds”):

Matthews Asia Pacific Fund

Matthews Asia Pacific Equity Income Fund

Matthews Pacific Tiger Fund

Matthews Asian Growth and Income Fund

Matthews Asian Technology Fund

Matthews China Fund

Matthews India Fund

Matthews Japan Fund

Matthews Korea Fund

All nine funds are offered in a single prospectus, referred to herein as the “Prospectus.”

Description of the Funds

Please read the following information together with the information contained in the Prospectus concerning the investment strategies, risks and policies of the Funds. The information in this SAI supplements the information in the Prospectus.

The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized as a Delaware business trust on April 13, 1994 and commenced operations on September 12, 1994. It has never been engaged in any other business. Each Fund is “diversified” except for the Matthews India Fund and the Matthews Korea Fund, which are non-diversified. Diversified means that at least 75% of the value of a Fund’s total assets must be comprised of (i) cash and cash items, (ii) securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, (iii) securities of other investment companies, or (iv) other securities, provided that no more than 5% of the value of the Fund’s total assets are invested in the securities of a single issuer and the Fund does not own more than 10% of the outstanding voting securities of a single issuer. The remaining 25% of the value of a Fund’s total assets may be invested in a single issuer, or in multiple issuers not subject to the above limitations.

A “non-diversified” Fund may invest a larger portion of its assets in the securities of a single issuer compared with that of a diversified fund.

Each Fund has elected and intends to continue to qualify to be treated as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Such qualification relieves a Fund of liability for federal income taxes to the extent the Fund’s earnings are distributed in accordance with the Code. To so qualify, among other requirements, each Fund will limit its investments so that, at the close of each quarter of its taxable year, (i) not more than 25% of the market value of the Fund’s total assets will be invested in the securities of a single issuer, and (ii) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets will be invested in the securities of a single issuer, and it will not own more than 10% of the outstanding voting securities of a single issuer.

Matthews Asian Funds

Investment Objective

The investment objective of each of the Matthews Asian Funds, except for the Matthews Asia Pacific Equity Income Fund and the Matthews Asian Growth and Income Fund, is to seek long-term capital appreciation.

The investment objective of the Matthews Asia Pacific Equity Income Fund is to seek total return with an emphasis on providing current income. The investment objective of the Matthews Asian Growth and Income Fund is to seek long-term capital appreciation with some current income

Investment Process

Matthews International Capital Management, LLC (“Matthews”) is the investment advisor to the Funds. Matthews invests in the Asia Pacific region based on its assessment of the future development and growth prospects of companies located in that region. Matthews believes that the region’s economies are, in general, on a path towards greater openness and deregulation; Matthews believes this in turn will create opportunities for growth and development. Matthews attempts to capitalize on these perceived trends by investing in individual companies it considers to be well-positioned to participate in the region’s economic evolution.

Matthews researches the fundamental characteristics of individual companies to help to understand the foundation of a company’s long-term growth, and to assess whether it is generally consistent with Matthews’ expectations for the region’s economic evolution. Matthews evaluates potential portfolio holdings on the basis of their individual merits, and invests in those companies that it believes are positioned to help a Fund achieve its investment objective.

Matthews has long-term investment goals and its process aims to identify potential portfolio investments that can be held over an indefinite time horizon. Matthews regularly tests its beliefs and adjusts portfolio holdings in light of prevailing market conditions and valuations. Matthews uses a range of approaches to participate in the anticipated growth of the Asia Pacific region to suit clients’ differing needs and investment objectives.

The Funds, other than the Matthews Asia Pacific Equity Income Fund, invest where Matthews believes the potential for capital growth exists and in companies that it believes have demonstrated the ability to anticipate and adapt to changing markets. With respect to the Matthews Asia Pacific Equity Income Fund, Matthews will seek to invest in companies that have in the past paid high dividends relative to their share prices, or which it believes are well-positioned to grow future dividends, or both. Accordingly, the Matthews Asia Pacific Equity Income Fund expects that its portfolio will primarily consist of companies with established dividend-paying records.

Equity securities in which the Funds, other than the Matthews Asia Pacific Equity Income Fund and the Matthews Korea Fund, may invest include common stocks, preferred stocks, warrants, and securities convertible into common or preferred stocks, such as convertible bonds and debentures. Equity securities in which the Matthews Asia Pacific Equity Income Fund may invest include common stocks, preferred stocks, convertible preferred stocks, and other equity-related instruments (including, for example, investment trusts and other financial instruments). Equity securities in which the Matthews Korea Fund may invest include common stocks, preferred stocks, warrants, and securities convertible into common or preferred stocks, such as convertible bonds and debentures, warrants and rights, equity interests in trusts, partnerships, joint ventures or similar enterprises and depositary receipts of issuers located in South Korea.

Matthews Asian Funds

Each of the Funds, other than the Matthews Korea Fund, may invest up to 20% of its total assets in non-convertible bonds and other debt securities, including securities issued by government entities and their political subdivisions. Provided, however, that the Matthews Japan Fund may only invest in non-convertible bonds that are rated, at the time of investment, BBB or higher by S&P or Baa or higher by Moody’s or rated of equivalent credit quality by an internationally recognized statistical rating organization or, if not rated, are of equivalent credit quality as determined by Matthews. Securities rated BBB by S&P or Baa by Moody’s are considered to have speculative characteristics. Non-convertible debt securities in which the Matthews Japan Fund may invest include U.S.-dollar or yen-denominated debt securities issued by the Japanese government or Japanese companies and obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Matthews Korea Fund may invest in convertible debt securities, and up to 35% of its total assets in non-convertible debt securities provided that such securities are rated, at the time of investment, BBB or higher by S&P or Baa or higher by Moody’s or rated of equivalent credit quality by an internationally recognized statistical rating organization or, if not rated, are of equivalent credit quality as determined by Matthews. Securities rated BBB by S&P or Baa by Moody’s are considered to have speculative characteristics. Non-convertible debt securities in which the Matthews Korea Fund may invest include U.S. dollar- or won-denominated debt securities issued by the South Korean government or South Korean companies and obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

The Funds may invest in securities of issuers of various sizes. Smaller companies often have limited product lines, markets or financial resources, and they may be dependent upon one or a few key people for management. The securities of such companies generally are subject to more abrupt or erratic market movements and may be less liquid than securities of larger, more established companies or the market averages in general.

The Funds may invest in debt securities, including convertible debt securities, debt securities rated below investment grade and unrated securities. Securities rated below investment grade (and unrated securities of comparable quality) involve a greater risk of loss of principal and interest (see “Risks Associated with Securities Rated Below Investment Grade”). There is no objective standard against which Matthews may evaluate the credit and other risks of unrated securities. Matthews seeks to minimize the risks of investing in unrated and lower-rated securities through investment analysis and attention to current developments in interest rates and economic conditions. In selecting debt and convertible securities for the Funds, Matthews may assess the following factors, among others:

•	Potential for capital appreciation;

•	Price of security relative to price of underlying stock, if a convertible security;

•	Yield of security relative to yield of other fixed-income securities;

•	Interest or dividend income;

•	Call and/or put features;

•	Creditworthiness;

•	Price of security relative to price of other comparable securities

•	Size of issue;

•	Currency of issue; and

•	Impact of security on diversification of the portfolios.

The Funds may also invest in securities of foreign issuers in the form of American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and International Depositary Receipts (“IDRs”), also known as Global Depositary Receipts (“GDRs”). Generally, ADRs in registered form are U.S. dollar denominated securities designed for use in the U.S. securities

Matthews Asian Funds

markets, which may be converted into an underlying foreign security. ADRs represent the right to receive securities of foreign issuers deposited in the domestic bank or correspondent bank. ADRs do not eliminate all the risks inherent in investing in the securities of foreign issuers. The Funds may also invest in EDRs, which are receipts evidencing an arrangement with a European bank similar to that for ADRs and are designed for use in the European securities markets.

IDRs and GDRs are similar to ADRs except that they are bearer securities for investors or traders outside the U.S., and for companies wishing to raise equity capital in securities markets outside the U.S. Most IDRs have been used to represent shares although it is possible to use them for bonds, commercial paper and certificates of deposit. Some IDRs may be convertible to ADRs, making them particularly useful for arbitrage between the markets.

The Funds may purchase securities on a “when-issued” basis and may purchase or sell securities on a “forward commitment” basis. Such transactions may act as a hedge against anticipated changes in interest rates and prices.

Risks of Investment

All investments involve risk and there can be no guarantee against loss resulting from an investment in the Funds, nor can there be any assurance that a Funds’ investment objective will be attained. Below is supplemental information about risks of investing in the Funds. Further information about the principal risks of investing in the Fund can be found in the Fund’s Prospectus.

Risks of Foreign Investment

The value of the Fund’s assets may be adversely affected by political, economic, social and religious factors, changes in the laws or regulations of the countries in which it invests and the status of these country’s relations with other countries. In addition, the economies of these countries may differ favorably or unfavorably from the U.S. economy in respects such as the rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Agriculture frequently occupies a more prominent position in the economy of these countries than in the United States, and therefore they may be more susceptible to adverse changes in weather.

In many other countries, the government has exercised and continues to exercise significant influence over many aspects of the economy, and the number of public sector enterprises in these countries is substantial. Accordingly, government actions in these countries in the future could have a significant effect on the economy of these countries, which could affect private sector companies and the Fund, market conditions, and prices and yields of securities in the Fund’s portfolio.

Risks Associated with Emerging Markets

Many countries of the Asia Pacific region are generally considered to be developing or emerging economies and markets. The risks of investment in such markets include (i) less social, political, and economic stability; (ii) the smaller size of the securities markets and the lower volume of trading, which may result in a lack of liquidity and in greater price volatility; (iii) certain national policies that may restrict the Funds’ investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests, or expropriation or confiscation of assets or property, which could result in the Funds’ loss of their entire investment in that market; (iv) less developed legal and regulatory structures governing private or foreign investment or allowing for judicial redress for injury to private property; (v) inaccurate, incomplete or misleading

Matthews Asian Funds

financial information on companies in which the Funds invest; (vi) securities of companies may trade at prices not consistent with traditional valuation measures; and (vii) limitations on foreign ownership, which may impact the price of a security purchased or held by the Funds.

Many developing countries in which the funds invest lack the social, political and economic stability characteristic of the United States. Political instability among emerging markets countries can be common and may be caused by an uneven distribution of wealth, social unrest, labor strikes, civil wars and religious oppression. Economic instability in emerging markets countries may take the form of (i) high interest rate, (ii) high levels of inflation, including hyperinflation, (iii) high levels of unemployment or underemployment, (iv) changes in government economic and tax policies, including confiscatory taxation, and (v) imposition of trade barriers.

Stock exchanges in emerging markets have in the past experienced substantial fluctuations in the prices of their listed securities. They have also experienced problems such as temporary exchange closures, broker defaults, settlement delays and broker strikes that, if they occur again in the future, could affect the market price and liquidity of the securities in which the Funds invest. In addition, the governing bodies of certain stock exchanges have from time to time imposed restrictions on trading in certain securities, limitations on price movements and margin requirements. Disputes have also occurred from time to time among listed companies, the stock exchanges and other regulatory bodies, and in some cases those disputes have had a negative effect on overall market sentiment. There have been delays and errors in share allotments relating to initial public offerings, which in turn affect overall market sentiment and lead to fluctuations in the market prices of the securities of those companies and others in which the Funds may invest.

In the past, governments within the emerging markets have become overly reliant on the international capital markets and other forms of foreign credit to finance public spending programs that cause large deficits. Often, interest payments have become too burdensome for the government to meet, representing a large percentage of total GDP. These foreign obligations then become the subject of political debate with the opposition parties pressuring the government to use its funds for social programs rather than making payments to foreign creditors. Either due to an inability to pay or submission to political pressure, foreign governments have been forced to seek a restructuring of their loan and/or bond obligations or have declared a temporary suspension of interest payments or have defaulted. These events have adversely affected the values of securities issued by foreign governments and companies in emerging markets countries and have negatively impacted not only their cost of borrowing, but their ability to borrow in the future as well.

In addition, brokerage commissions, custodian services, withholding taxes, and other costs relating to investment in foreign markets may be more expensive than in the United States. The operating expense ratio of the Fund may be expected to be higher than that of a fund investing primarily in the securities of U.S. issuers.

Many emerging markets countries suffer from uncertainty and corruption in their legal frameworks. Legislation may be difficult to interpret and laws may be too new to provide any precedential value. Laws regarding foreign investment and private property may be weak or non-existent. Sudden changes in governments may result in policies that are less favorable to investors, such as policies designed to expropriate or nationalize “sovereign” assets. Certain emerging markets countries in the past have expropriated large amounts of private property, in many cases with little or no compensation, and there can be no assurance that such expropriation will not occur in the future.

Legal principles relating to corporate affairs and the validity of corporate procedures, directors’ fiduciary duties and liabilities and shareholders’ rights may differ from those that may apply in the

Matthews Asian Funds

United States and other more developed countries. Shareholders’ rights may not be as extensive as those that exist under the laws of the United States and other more developed countries. The Funds may therefore have more difficulty asserting shareholder rights than they would as a shareholder of a comparable U.S. company.

Disclosure and regulatory standards of emerging market countries are in many respects less stringent than U.S. standards. Issuers are subject to accounting, auditing and financial standards and requirements that differ, in some cases significantly, from those applicable to issuers in the United States or other more developed countries. In particular, the assets and profits appearing on the financial statements of an issuer may not reflect its financial position or results of operations in the way they would be reflected had such financial statements been prepared in accordance with U.S. or European generally accepted accounting principles. There is substantially less publicly available information about emerging market issuers than there is about U.S. issuers.

Risks Associated with Foreign Currency

Currencies of emerging markets countries are subject to significantly greater risks than currencies of developed countries. Many emerging markets countries have experienced steady declines or sudden devaluations of their currencies relative to the U.S. dollar. Some emerging markets currencies may not be internationally traded or may be subject to strict controls by local governments, resulting in undervalued or overvalued currencies. Some emerging markets countries have experienced deficits and shortages in foreign exchange reserves. Governments have responded by restricting currency conversions, foreign investments or the repatriation of foreign investments. Future restrictive exchange controls could prevent or restrict the ability of an issuer in such market to make dividend or interest payments in the original currency of the obligation. In addition, even though the currencies of some emerging markets countries may be convertible into U.S. dollars, the conversion rates may not reflect their market values.

The U.S. dollar market value of the Funds investments and of dividends and interest earned by the Funds may be significantly affected by changes in currency exchange rates. The value of the Funds’ assets denominated in foreign currencies will increase or decrease in response to fluctuations in the value of those foreign currencies relative to the U.S. dollar. Although the Funds may engage in currency transactions, Matthews does not currently intend to actively manage currency exchange rate risks. Should Matthews do so, there is no assurance that it will do so at an appropriate time or that it will be able to predict exchange rates accurately. For example, if the Funds increase their exposure to a currency and that currency’s price subsequently falls, such currency management may result in increased losses to the Funds. Similarly, if the Funds decrease their exposure to a currency and the currency’s price rises, the Funds will lose the opportunity to participate in the currency’s appreciation. Some currency prices may be volatile, and there is the possibility of government controls on currency exchange or government intervention in currency markets, which could adversely affect the Funds. Foreign investments, which are not U.S. dollar-denominated, may require the Funds to convert assets into foreign currencies or to convert assets and income from foreign currencies to U.S. dollars. Normally, exchange transactions will be conducted on a spot, cash or forward basis at the prevailing rate in the foreign exchange market.

Dividends and interest received by the Funds with respect to foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax treaties between certain countries and the U.S. may reduce or eliminate such taxes. In addition, many foreign countries do not impose taxes on capital gains with respect to investments by non-resident investors.

The Funds may invest in convertible debt securities, which may be denominated in U.S. dollars, local or other currencies. The value of convertible securities varies with a number of factors

Matthews Asian Funds

including the value and volatility of the underlying stock, the level and volatility of interest rates, the passage of time, dividend policy and other variables. Investing in a convertible security denominated in a currency different from that of the security into which it is convertible may expose a Fund to currency risk as well as risks associated with the level and volatility of the foreign exchange rate between the security’s currency and the underlying stock’s currency.

Risks Associated with Securities Rated Below Investment Grade

Each Fund (except the Matthews Asian Growth and Income Fund) may invest up to 15% of its total assets in securities rated below investment grade (securities rated Baa or below by Moody’s Investors Service, Inc. (“Moody’s”) or BBB or below by Standard & Poor’s Corporation (“S&P”) or, if unrated, are of comparable quality in the judgment of Matthews). Securities rated BBB by S&P or Baa by Moody’s are considered to have speculative characteristics. Debt securities rated below investment grade, commonly referred to as “junk bonds,” are considered to be of poor standing and have speculative characteristics that result in a greater risk of loss of principal and interest. There can be no assurance that the Funds would be protected from widespread bond defaults brought about by a sustained economic downturn or other market and interest rate changes.

The value of lower-rated debt securities will be influenced not only by changing interest rates, but also by the bond market’s perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, low and medium-rated bonds may decline in market value due to investors’ heightened concern over credit quality, regardless of prevailing interest rates. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity (liquidity refers to the ease or difficulty which the Fund could sell a security at its perceived value) of lower-rated securities held by the Fund, especially in a thinly traded foreign market.

To the extent that an established secondary market does not exist and a particular lower-rated debt security is thinly-traded, that security’s fair value may be difficult to determine because of the absence of reliable objective data. As a result, a Fund’s valuation of the security and the price it could obtain upon its disposition could differ. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-rated securities held by the Funds, especially in a thinly-traded market.

The credit ratings of S&P and Moody’s are evaluations of the safety of principal and interest payments, not market value risk, of lower-rated securities. A description of these ratings is provided as an Appendix to this SAI. Also, credit rating agencies may fail to change timely the credit ratings to reflect subsequent events. Therefore, in addition to using recognized rating agencies and other sources, Matthews may perform its own analysis of issuers in selecting investments for the Funds. Matthews’ analysis of issuers may include, among other things, historic and current financial condition and current and anticipated cash flows.

Risks Associated with Investing in Technology Companies

Each of the Funds may invest in securities of technology companies. Such companies may be affected by rapid product changes and associated developments. Technology companies also face the risks that new services, equipment or technologies will not be accepted by consumers or businesses or will become rapidly obsolete. Technology companies are subject to greater competitive pressures, such as new market entrants, aggressive pricing and competition for market share, and potential for falling profit margins. As a result, the price movement of technology company stocks can be abrupt or erratic (especially over the short term), and historically have been more volative than other types of companies. These factors may also affect the profitability of technology companies and, as a result, the value of their securities. As a result, the net asset value

Matthews Asian Funds

of a Fund may be more volatile, especially over the short term. These risks are especially important when considering an investment in the Matthews Asian Technology Fund, which focuses on the technology sectior. The Matthews Asian Technology Fund is less diversified than stock funds investing in a broader range of sectors and, therefore, could experience significant volatility, and the movements in its net asset value will follow the technology sector, as opposed to the general movement of the economies of the countries where the companies are located.

Risks of investing in Foreign Countries

The Matthews Asia Pacific, Matthews Asia Pacific Equity Income, Matthews Pacific Tiger, Matthews Growth and Income and Matthews Technology Funds may invest in companies from different countries. In addition, each of these funds may invest up to 20% of its total assets in securities located outside of the Pacific Tiger, Asian, or Asian Pacific regions. The Matthews China, Matthews India, Matthews Japan and Matthews Korea Funds may each invest up to 20% of its total assets in securities located outside of China, India, Japan and South Korea, respectively. Such investments by the Funds may be in the securities of companies from any country, including, without limitation, the United States. Each country’s size, level of economic development, and economic and political stability will have an impact on the value of those companies.

The Matthews, China Fund, Matthews India Fund, Matthews Japan Fund and Matthews Korea Fund concentrate their investments, respectively, in securities of Chinese, Indian, Japanese or South Korean companies. Consequently, the share price of each of these funds may be more volatile, and more impacted by political, economic and other events in of the country in which they invest than that of mutual funds that are not as geographically concentrated. An investment in any of these funds should not be considered a complete investment program; rather it may be used as a vehicle for diversification. Information regarding the risks associated with investing in China (including Hong Kong and Taiwan), India, Japan and Korea is included in the Funds’ Prospectus and is set forth below.

Risks Associated with China

The Funds may hold securities listed on either the Shanghai and/or Shenzhen stock exchanges. Securities listed on these exchanges are divided into two classes; A shares, which are mostly limited to domestic investors, and B shares, which are allocated for both international and domestic investors. The Funds’ exposure to securities listed on either the Shanghai or Shenzhen exchanges are currently through B shares. The government of China has announced plans to exchange B shares for A shares and to merge the two markets. Such an event may produce greater liquidity and stability for the combined markets. However, it is uncertain whether or the extent to which these plans will be implemented. In addition to B shares, the Funds may also invest in Hong Kong listed H shares, Hong Kong listed Red Chips (which are companies owned by mainland China enterprises, but are listed in Hong Kong), and companies with a significant amount of their revenues derived from business conducted in China (regardless of the exchange on which the security is listed or the country in which the company is based).

In addition to the risks of investing in China and Hong Kong discussed in the Prospectus, investors should know that China’s securities markets have less regulation, are substantially smaller, less liquid and more volatile than the securities markets of more developed countries. Financial information on companies listed on these markets is limited and may be inaccurate. Companies listed on these markets may trade at prices not consistent with traditional valuation measures. Management of these companies could have conflicting financial interests or little experience managing a business.

Risks Associated with Taiwan

Matthews Asian Funds

The political reunification of China and Taiwan, over which China continues to claim sovereignty, is a highly problematic issue and is unlikely to be settled in the near future. This continuing hostility between China and Taiwan may have an adverse impact on the values of a Fund’s investments in either China or Taiwan, or make investment in China and Taiwan impracticable or impossible. Any escalation of hostility between China and Taiwan would likely have a significant adverse impact on the value of a Fund’s investments in both countries, and in other countries in the region.

Taiwan’s growth has to a significant degree been export-driven. While the percentage of Taiwan’s exports purchased by the United States has been declining recently, the United States has remained a key export market. Accordingly, Taiwan is affected by changes in the economics of the United States and other main trading partners, by protectionist impulses in those countries and by the development of export sectors in lower-wage economies. In the event that growth in the export sector declines in the future, the burden of future growth will increasingly be placed on domestic demand.

The island of Taiwan has limited natural resources, resulting in dependence on foreign sources for certain raw materials and vulnerability to global fluctuations of price and supply. This dependence is especially pronounced in the energy sector. In recent years, over half of Taiwan’s crude oil has been supplied by Kuwait and Saudi Arabia. A significant increase in energy prices could have an adverse impact on Taiwan’s economy.

Taiwan has in the past shown an ability to prosper in a competitive environment on the strength of product quality, efficiency and responsiveness to market demand. This ability will continue to be tested in the future as, in addition to the protectionist threats, Taiwan’s export economy faces competition from producers in other countries with lower wage levels than those generally prevailing in Taiwan. Skilled workers and technical personnel are still relatively inexpensive, but unskilled labor is in increasingly short supply. Recognizing the imperatives of the more competitive Asian economy, the Taiwanese government is seeking to develop Taiwan into a regional hub for high-end manufacturing, sea and air transportation, finance, telecommunications and media. Taiwan is seeking to develop further as a service-oriented economy rather than a labor-intensive, manufacturing-oriented one. One result of the movement of industrial capacity offshore has been the reduction of the labor shortage in manufacturing.

Risks Associated with India

Foreign investment in the securities of issuers in India is usually restricted or controlled to some degree. In India, “Foreign Institutional Investors” (“FIIs”) may predominately invest in exchange-traded securities (and securities to be listed, or those approved on the over-the-counter exchange of India) subject to the conditions specified in the guidelines for Direct Foreign Investment by FIIs in India, (the “Guidelines”) published in a Press Note dated September 14, 1992, issued by the Government of India, Ministry of Finance, Investment Division. FIIs have to apply for registration to the Securities and Exchange Board of India (“SEBI”) and to the Reserve Bank of India for permission to trade in Indian securities. The Guidelines require SEBI to take into account the track record of the FII, its professional competence, financial soundness, experience and other relevant criteria. SEBI must also be satisfied that suitable custodial arrangements are in place for the Indian securities. Although the Trust is a registered FII, it must still seek renewal of this status every five years, for which there can be no guarantee that regulatory approval will be forthcoming. FIIs are required to observe certain investment restrictions, including an ownership ceiling on the total issued share capital of any one company of: (1) 10% for an FII in aggregate; and (2) 10% for each sub-account or 5% for sub-accounts registered under the Foreign Companies/Individual category. In addition, the shareholdings of all registered FIIs, together with the shareholdings of non-resident

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Indian individuals and foreign corporate bodies substantially owned by non-resident Indians, may not exceed 40% of the issued share capital of most companies. It is possible that this restriction could be raised or potentially lifted, subject to that company’s approval. Only registered FIIs and non-Indian mutual funds that comply with certain statutory conditions may make direct portfolio investments in exchange-traded Indian securities. Under normal circumstances, income, gains and initial capital with respect to such investments are freely repatriable, subject to payment or withholding of applicable Indian taxes. Please see “Exchange Controls and the Ability to Repatriate Investments” below and also “Other Foreign Tax Issues” on page 58. There can be no assurance that these investment control regimes will not change in a way that makes it more difficult or impossible for the Fund to implement its investment objective or repatriate its income, gains and initial capital from these countries.

A high proportion of the shares of many Indian issuers are held by a limited number of persons or entities, which may limit the number of shares available for investment by the Fund. In addition, further issuances, or the perception that such issuances may occur, of securities by Indian issuers in which the Fund has invested could dilute the earnings per share of the Fund’s investment and could adversely affect the market price of such securities. Sales of securities by such issuer’s major shareholders, or the perception that such sales may occur, may also significantly and adversely affect the market price of such securities and, in turn, the Fund’s investment. A limited number of issuers represent a disproportionately large percentage of market capitalization and trading value. The limited liquidity of the Indian securities markets may also affect the Fund’s ability to acquire or dispose of securities at the price and time that it desires.

The ability of the Funds to invest in Indian securities, exchange Indian rupees into U.S. dollars and repatriate investment income, capital and proceeds of sales realized from their investments in Indian securities is subject to the Indian Foreign Exchange Management Act, 1999, and the rules, regulations and notifications issued thereunder. There can be no assurance that the Indian government in the future, whether for purposes of managing its balance of payments or for other reasons, will not impose restrictions on foreign capital remittances abroad or otherwise modify the exchange control regime applicable to foreign institutional investors in such a way that may adversely affect the ability of the Funds to repatriate their income and capital. Such a condition may prompt the Board of Trustees to suspend redemptions for an indefinite period. If for any reason the Fund is unable, through borrowing or otherwise, to distribute an amount equal to substantially all of its investment company taxable income (as defined for U.S. tax purposes, without regard to the deduction for dividends paid) within the applicable time periods, the Fund would cease to qualify for the favorable tax treatment afforded to regulated investment companies under the U.S. Internal Revenue Code.

Religious and border disputes persist in India. Moreover, India has from time to time experienced civil unrest and hostilities with neighboring countries such as Pakistan. The Indian government has confronted separatist movements in several Indian states. The longstanding dispute with Pakistan over the bordering Indian state of Jammu and Kashmir, a majority of whose population is Muslim, remains unresolved. If the Indian government is unable to control the violence and disruption associated with these tensions, the results could destabilize the economy and, consequently, adversely affect the Fund’s investments.

Risks Associated with Japan

The decline in the Japanese securities markets, which began in 1989, has contributed to a weakness in the Japanese economy, and the impact of a further decline cannot be ascertained. The common stocks of many Japanese companies continue to trade at high price-earnings ratios in comparison with those in the United States, even after the recent market decline. Differences in accounting

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methods make it difficult to compare the earning of Japanese companies with those of companies in other countries, especially the United States.

Japan is largely dependent on foreign economies for raw materials. International trade is important to Japan’s economy, as exports provide the means to pay for many of the raw materials it must import. Because of the concentration of the Japanese exports in highly visible products such as automobiles, machine tools and semiconductors, and the large trade surpluses ensuing there from, Japan has entered a difficult phase in its relations with its trading partners, particularly with respect to the United States, with whom its trade imbalance is the greatest.

Risks Associated with Korea

The Korean government has historically imposed significant restrictions and controls for foreign investors. As a result, the Funds may be limited in their investments or precluded from investing in certain Korean companies, which may adversely affect the performance of the Funds. Under the current regulations, foreign investors are allowed to invest in almost all shares listed on the Korean Stock Exchange (“KSE”). From time to time, many of the securities trade among non-Korean residents at a premium over the market price. Foreign investors may effect transactions with other foreign investors off the KSE in the shares of companies that have reached the maximum aggregate foreign ownership limit through a securities company in Korea. These transactions typically occur at a premium over prices on the KSE. There can be no assurance that the Funds, if they purchase such shares at a premium, will be able to realize such premiums on the sale of such shares or that such premium will not be adversely affected by changes in regulations or otherwise. Such securities will be valued at fair value as determined in good faith by Matthews under the supervision of the Board of Trustees.

Investments by the Funds in the securities of Korean issuers may involve investment risks different from those of U.S. issuers, including possible political, economic or social instability in Korea, and by changes in Korean law or regulations. In addition, there is the possibility of the imposition of currency-exchange controls, foreign withholding tax on the interest income payable on such instruments, foreign controls, seizure or nationalization of foreign deposits or assets, or the adoption of other foreign government restrictions that might adversely affect the Korean securities held by the Funds. Political instability and/or military conflict involving North Korea may adversely affect the value of the Funds’ assets. Foreign securities may also be subject to greater fluctuations in price than securities of domestic corporations or the U.S. government. There may be less publicly available information about a Korean company than about a domestic company. Brokers in Korea may not be as well capitalized as those in the U.S., so that they may be more susceptible to financial failure in times of market, political, or economic stress. Additionally, Korean accounting, auditing and financial reporting standards and requirements differ, in some cases significantly, from those applicable to U.S. issuers. In particular, the assets and profits appearing on the financial statements of a Korean issuer may not reflect its financial position or results of operations in accordance with U.S. generally accepted accounting principles. There is a possibility of expropriation, nationalization, confiscatory taxation, or diplomatic developments that could affect investments in Korea.

In the latter part of 1997, Korea experienced a national financial crisis requiring intervention by the International Monetary Fund (“IMF”) and a large infusion of foreign capital. The financial crisis led to a recessionary environment, which had serious consequences for unemployment and domestic business activity. The government has initiated, in conjunction with the IMF, wide-ranging reform activities. The full impact on corporate Korea cannot be predicted, but widespread restructuring and consolidation as well as a continued high rate of bankruptcies can be expected.

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The Funds do not intend to engage in activities that they believe would create a permanent establishment in Korea within the meaning of the Korea-U.S. Tax Treaty. Therefore, the Funds generally will not be subject to any Korean income taxes other than Korean withholding taxes. Exemption or reductions in these taxes apply if the Korea-U.S. Tax Treaty applies to the Funds. If the treaty provisions are not, or cease to be, applicable to the Funds, significant additional withholding or other taxes could apply, reducing the NAV of the Funds.

Risks Associated with Indonesia

Indonesia’s political institutions and democracy have a relatively short history, increasing the risk of political instability. Indonesia has in the past faced political and militant unrest within several of its regions, and further unrest could present a risk to the local economy and the stock markets. The country has also experienced acts of terrorism, predominantly targeted at foreigners, which has had a negative impact on tourism. Corruption and the perceived lack of a rule of law in dealings with international companies in the past may have discouraged much needed foreign direct investment. Should this issue remain, it could negatively impact the long- term growth of the economy.

In addition, many economic development problems remain, including high unemployment, a fragile banking sector, endemic corruption, inadequate infrastructure, a poor investment climate, and unequal resource distribution among regions.

Risks Associated with Philippines

Philippines’ consistently large budget deficit has produced a high debt level and has forced the country to spend a large portion of its national government budget on debt service. Large, unprofitable public enterprises, especially in the energy sector, contribute to the government's debt because of slow progress on privatization. Credit rating agencies are increasingly concerned about the Philippines' ability to sustain its debt.

Additional Investment Strategies

Except as otherwise stated, the following strategies and specific type of investments are not the principal investment strategies of the Funds, but are reserved by Matthews for its use in the event that Matthews deems it appropriate to do so to achieve the Funds’ fundamental objective.

1.	Loans of Portfolio Securities

The Funds may lend portfolio securities to broker-dealers and financial institutions. In return, the broker-dealers and financial institutions pay the Funds money to borrow these securities. The Funds may lend portfolio securities, provided that: (1) the loan is secured continuously by collateral marked-to-market daily and maintained in an amount at least equal to the current market value of the securities loaned; (2) a Fund may call the loan at any time and receive the securities loaned; (3) a Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned by a Fund will not at any time exceed 33% of the total assets of that Fund.

Collateral will consist of U.S. government securities, cash equivalents or irrevocable letters of credit. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to maintain the proper amount of collateral. Therefore, the Funds will only enter into portfolio loans after a review by Matthews, under the supervision of the Board of Trustees, including a review of the creditworthiness of the borrower. Such reviews will be monitored on an ongoing basis.

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For the duration of the loan, a Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and will receive proceeds from the investment of the collateral. As with other extensions of credit, there are risks of delay in recovery or even losses of rights in the securities loaned should the borrower of the securities fail financially. However, the loans will be made only to borrowers deemed by Matthews to be creditworthy, and when, in the judgment of Matthews, the income which can be earned currently from such loans justifies the attendant risk. Additionally, for the duration of the loan, a Fund will not have the right to vote on securities while they are being lent, but will generally call a loan in anticipation of any important vote, as determined by Matthews.

Such loans of securities are collateralized with collateral assets in an amount at least equal to the current value of the loaned securities, plus accrued interest. There is a risk of delay in receiving collateral or recovering the securities loaned or even a loss of rights in the collateral should the borrower fail financially.

2.	Repurchase Agreements

The Funds may purchase repurchase agreements to earn income. The Funds may also enter into repurchase agreements with financial institutions that are deemed to be creditworthy by Matthews, pursuant to guidelines established by the Board of Trustees. The repurchase price under the repurchase agreements equals the price paid by each Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement). Repurchase agreements may be considered to be collateralized loans by the Funds under the 1940 Act.

Any collateral will be marked-to-market daily. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, the Fund may experience delay or difficulty in exercising its right to realize upon the security and, in addition, may incur a loss if the value of the security should decline, as well as disposition costs in liquidating the security. A Fund will not invest more than 15% of its net assets in repurchase agreements maturing in more than seven days. The Funds must treat each repurchase agreement as a security for tax diversification purposes and not as cash, a cash equivalent or receivable.

The financial institutions with which the Funds may enter into repurchase agreements are banks and non-bank dealers of U.S. government securities that are listed on the Federal Reserve Bank of New York’s list of reporting dealers and banks, if such banks and non-bank dealers are deemed creditworthy by Matthews. Matthews will continue to monitor the creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement at not less than the repurchase price. The Funds will only enter into a repurchase agreement where the market value of the underlying security, including interest accrued, will be at all times equal to or exceed the value of the repurchase agreement.

The Funds may invest in repurchase agreements with foreign parties, or in a repurchase agreement based on securities denominated in foreign currencies. Legal structures in foreign countries, including bankruptcy laws, may offer less protection to investors such as the Funds, and foreign repurchase agreements generally involve greater risks than a repurchase agreement in the United States.

3.	Reverse Repurchase Agreements

A Fund may enter into reverse repurchase agreements to raise cash on a short-term basis. Reverse repurchase agreements involve the sale of securities held by a Fund pursuant to its agreement to repurchase the securities at an agreed upon price, date and rate of interest. Such agreements are

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considered to be borrowings under the 1940 Act, and may be entered into only for temporary or emergency purposes. While reverse repurchase transactions are outstanding, each Fund will maintain in a segregated account of cash, U.S. government securities or other liquid, high-grade debt securities in an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Funds may decline below the price of the securities the Funds are obligated to repurchase.

4.	Securities of Other Investment Companies

The Funds may invest in the securities of other investment companies and currently intend to limit their investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of any of the individual Fund’s total assets will be invested in the securities of any one investment company; (ii) not more than 10% of a Fund’s total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the respective Fund.

As a shareholder of another investment company, a Fund would bear along with other shareholders, its pro rata portion of the investment company’s expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Funds bear directly in connection with their own operations.

5.	Illiquid Securities

Illiquid securities are securities that cannot be disposed of at the market price within seven days of wanting to do so. The Board of Trustees has delegated the function of making day-to-day determinations of whether a security is liquid or not to Matthews, pursuant to guidelines established by the Board of Trustees and subject to its quarterly review. Matthews will monitor the liquidity of securities held by the Funds and report periodically on such decisions to the Board of Trustees.

Each Fund may invest up to 15% of its net assets in illiquid securities. A Fund may therefore not be able to readily sell such securities. Such securities are unlike securities that are traded in the open market and that can be expected to be sold immediately. The sale price of securities that are not readily marketable may be lower or higher than a Fund’s most recent estimate of its fair value. Generally, less public information is available with respect to the issuers of these securities than with respect to companies whose securities are traded on an exchange. Securities which are not readily marketable are more likely to be issued by start-up, small or family business and therefore subject to greater economic, business and market risks than the listed securities of more well established companies.

6.	Rule 144A Securities (Restricted Securities)

Securities which are not registered with the U.S. Securities and Exchange Commission (“SEC”) pursuant to Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), are only traded among institutional investors. These securities are sometimes called “Restricted Securities” because they are restricted from being sold to the general public because they are not registered with the SEC.

Some of these securities are also illiquid because they cannot be sold at market price within seven days of wanting to do so. The Funds will limit their investments in securities of issuers which are restricted from selling to the public without registration under the 1933 Act to 15% of the total assets. This 15% does not include any restricted securities that have been determined to be liquid by the Funds’ Board of Trustees.

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7.	Convertible Securities

Each Fund may purchase convertible securities. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time. In addition, the owner of convertible securities often receives interest or dividends until the security is converted. The provisions of any convertible security determine its ranking in a company’s capital structure. In the case of subordinated convertible debentures, the holder’s claims on assets and earnings are subordinated to the claims of other creditors, and are senior to the claims of preferred and common shareholders. In the case of preferred stock and convertible preferred stock, the holder’s claims on assets and earnings are subordinated to the claims of all creditors but are senior to the claims of common shareholders.

To the extent that a convertible security’s investment value is greater than its conversion value, its price will be primarily a reflection of such investment value and its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the conversion value exceeds the investment value, the price of the convertible security will rise above its investment value and, in addition, may sell at some premium over its conversion value. At such times the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security.

8.	Forward Commitments, When-Issued Securities and Delayed-Delivery Transactions

The Funds may purchase securities on a when-issued basis, or purchase or sell securities on a forward commitment basis or purchase securities on a delayed-delivery basis. The Funds will normally realize a capital gain or loss in connection with these transactions. For purposes of determining the Funds’ average dollar-weighted maturity, the maturity of when-issued or forward commitment securities will be calculated from the commitment date.

When the Funds purchase securities on a when-issued, delayed-delivery or forward commitment basis, the Funds’ custodian will maintain in a segregated account: cash, U.S. government securities or other high-grade liquid debt obligations having a value (determined daily) at least equal to the amount of the Funds’ purchase commitments. In the case of a forward commitment to sell portfolio securities, the custodian will hold the portfolio securities themselves in a segregated account while the commitment is outstanding. These procedures are designed to ensure that the Funds will maintain sufficient assets at all times to cover their obligations under when-issued purchases, forward commitments and delayed-delivery transactions.

Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although the Funds would generally purchase securities on a when-issued, delayed-delivery or a forward commitment basis with the intention of acquiring the securities, the Funds may dispose of such securities prior to settlement if Matthews deems it appropriate to do so.

9.	Fixed-Income Securities

All fixed-income securities are subject to two primary types of risks: credit risk (will the borrower be able to pay back the money) and interest rate risk. The credit risk relates to the ability of the issuer to meet interest or principal payments or both as they come due. The interest rate risk refers to the fluctuations in the net asset value of any portfolio of fixed-income securities resulting from the inverse relationship between price and yield of fixed-income securities; that is, when the general level of interest rates rises, the prices of outstanding fixed-income securities decline, and when interest rates fall, prices rise.

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In addition, if the currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a rise in interest rates or a decline in the exchange rate of the currency would adversely affect the value of the security expressed in dollars. Fixed-income securities denominated in currencies other than the U.S. dollar or in multinational currency units are evaluated on the strength of the particular currency against the U.S. dollar as well as on the current and expected levels of interest rates in the country or countries.

10.	Short-Selling

In markets where it is permitted to do so, the Funds may make short sales. A short sale occurs when a Fund borrows stock (usually from a broker) and promises to give it back at some date in the future. If the market price of that stock goes down, the Fund buys the stock at a lower price so that it can pay back the broker for the stock borrowed. The difference between the prices of the stock when borrowed, and when later purchased, is a profit. The profit is reduced by a fee paid to the broker for borrowing the stock.

A Fund may incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaced the borrowed security. The amount of any loss will be increased, by the amount of any premium, dividends or interest the Fund may be required to pay in connection with a short sale. No securities will be sold short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 10% of the value of the Fund’s net assets. The Fund will place in a segregated account with its custodian bank an amount of cash or U.S. government securities equal to the difference between the market value of the securities sold short at the time they were sold short and any cash or U.S. government securities required to be deposited as collateral with the broker in connection with the short sale.

This segregated account will be marked-to-market daily, provided that at no time will the amount deposited in it plus the amount deposited with the broker as collateral be less than the market value of the securities at the time they were sold short.

11.	Interest Rate Futures Contracts

The Funds may enter into contracts for the future delivery of fixed-income securities commonly referred to as “interest rate futures contracts.” These futures contracts will be used only as a hedge against anticipated interest rate changes. The Funds will not enter into an interest rate futures contract if immediately thereafter more than 5% of the value of that Fund’s total assets will be committed to margin. The principal risks related to the use of such instruments are (1) the offsetting correlation between movements in the market price of the portfolio investments being hedged and in the price of the futures contract or option may be imperfect; (2) possible lack of a liquid secondary market for closing out futures or option positions; (3) the need for additional portfolio management skills and techniques; and (4) losses due to unanticipated market price movements.

12.	Futures Transactions

The Funds may engage in futures transactions for the purchase or sale for future delivery of securities. While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions. The Funds may invest in futures transactions for hedging purposes or to maintain liquidity. A Fund may not purchase or sell a futures contract, however, unless immediately after any such transaction the sum of the aggregate amount of margin deposits on its existing futures positions and the amount of premiums paid for related options is 10% or less of its total assets.

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At maturity, a futures contract obligates the Funds to take or make delivery of certain securities or the cash value of a securities index. A Fund may sell a futures contract in order to offset a decrease in the market value of its portfolio securities that might otherwise result from a market decline. A Fund may do so either to hedge the value of its portfolio of securities as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, a Fund may purchase a futures contract in anticipation of purchases of securities. In addition, a Fund may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings.

The Funds may engage in futures transactions on U.S. or foreign exchanges or boards of trade. In the U.S., futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (“CFTC”), a U.S. government agency.

The Funds may enter into such futures transactions to protect against the adverse effects of fluctuations in security prices, or interest rates, without actually buying or selling the securities underlying the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount multiplied by the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement was made.

With respect to options on futures contracts, when the Funds are temporarily not fully invested, they may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based, or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities.

The writing of a call option on a futures contract constitutes a partial hedge against the declining price of the security or foreign currency which is deliverable upon exercise of the futures contract. The writing of a put option on a futures contract constitutes a partial hedge against the increasing price of the security or foreign currency which is deliverable upon exercise of the futures contract.

To the extent that market prices move in an unexpected direction, the Funds may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize a loss. Further, with respect to options on futures contracts, each Fund may seek to close out an option position by writing or buying an offsetting position covering the same securities or contracts and that have the same exercise price and expiration date. The ability to establish and close out positions on options will be subject to the maintenance of a liquid secondary market, which cannot be assured.

The Funds may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When a Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price at any time during the option period. When a Fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised. In anticipation of a market advance, the Funds may purchase call options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the Funds intend to purchase. Similarly, if the market is expected to decline, the Funds might purchase put options or sell call options on futures contracts rather than sell futures contracts. In connection with the Funds’ position in a futures contract or option thereon, the Funds will create a segregated account of liquid assets, such as cash, U.S. government securities or other liquid high grade debt

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obligations, or will otherwise cover its position in accordance with applicable requirements of the SEC.

a.	Restrictions on the Use of Futures Contracts

Each Fund may enter into futures contracts provided that such obligations represent no more than 20% of the Fund’s net assets. Under the Commodity Exchange Act, each Fund may invest in futures contracts or options on future contracts (a) for bona fide hedging purposes within the meaning of regulations of such Act, or (b) for other than bona fide hedging purposes if (1) the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the Fund’s net assets (after taking into account unrealized profits and unrealized losses on any such positions) and that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded from such 5%; or (2) the aggregate notional value of all non-hedge futures contracts including such contract (taken at market value at the time of entering that contract) does not exceed the liquidation value of the Fund’s portfolio. To the extent required by law, the Fund will set aside cash and appropriate liquid assets in a segregated account to cover its obligations related to futures contracts.

b.	Risk Factors of Futures Transactions

The primary risks associated with the use of futures contracts and options (commonly referred to as “derivatives”) are: (i) imperfect correlation between the change in market value of the securities held by the Funds and the price of futures contracts and options; (ii) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (iii) losses, which are potentially unlimited, due to unanticipated market movements; and (iv) Matthews’ ability to predict correctly the direction of security prices, interest rates and other economic factors.

13.	Foreign Currency Transactions

The Funds may engage in foreign currency transactions in connection with their investment in foreign securities. The Funds will conduct their foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through forward contracts to purchase or sell foreign currencies.

A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. The cost to a Fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. A forward contract generally has no deposit requirement, and because forward currency contracts are usually entered into on a principal basis, no fees or commissions are charged at any stage for trades. However, dealers do realize a profit based on the difference between the prices at which they are buying and selling various currencies.

When a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may want to establish the U.S. dollar cost or proceeds, as the case may be. By entering into a forward contract in U.S. dollars for the purchase or sale of the amount of foreign currency involved in an underlying security transaction, a Fund is able to protect itself against a possible loss between trade and settlement dates resulting from an adverse change in the relationship between the U.S. dollar and such foreign currency. However, this tends to limit potential gains that might result from a positive change in such currency relationships. The Funds may also hedge their

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foreign currency exchange rate risk by engaging in currency financial futures and options transactions.

Each Fund may enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount where Matthews believes that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Funds are denominated (“cross-hedge”). The precise matching of forward currency contracts amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the foreign currency contract has been established. Thus, the Funds might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward contracts. The forecasting of short-term currency market movement is extremely difficult and whether such a short-term hedging strategy will be successful is highly uncertain. The Funds may also enter into forward contracts to sell foreign currency with respect to portfolio positions denominated or quoted in that currency.

When a Fund enters into a forward currency contract, it relies on the contra party to make or take delivery of the underlying currency at the maturity of the contract. Failure by the contra party to do so would result in the loss of any expected benefit of the transaction. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the contra party. Thus, there can be no assurance that a Fund will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the contra party, a Fund might be unable to close out a forward currency contract at any time prior to maturity. In either event, the Funds would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in securities denominated in the foreign currency or to maintain cash or securities in a segregated account.

Each Fund will segregate liquid assets that will be marked-to-market daily to meet its forward contract commitments to the extent required by the Securities and Exchange Commission.

The Funds may enter into forward currency contracts or maintain a net exposure to such contracts only if (i) the consummation of the contracts would not obligate the Funds to deliver an amount of foreign currency in excess of the value of its portfolio securities or other assets denominated in that currency, or (ii) the Funds maintains cash, U.S. government securities or liquid, high-grade debt securities in a segregated account in an amount not less than the value of its total assets committed to the consummation of the contract and not covered as provided in (i) above, as marked-to-market daily.

Each Fund may also use options and futures on foreign currencies, in addition to forward currency contracts, to hedge against movements in the values of the foreign currencies in which the Funds’ securities are denominated. Such currency hedges can protect against price movements in a security a Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. While hedging may limit the potential loss to a Fund from adverse currency movements, Matthews’ ability to anticipate changes in the price of foreign currencies is not always accurate, so the hedge may limit the potential gain from positive currency movements. Such hedges do not protect against price movements in the securities that are attributable to other causes.

The value of hedging instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the inter-bank market might involve substantially larger amounts than those involved in the use of such

Matthews Asian Funds

hedging instruments, the Funds could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

The Funds might seek to hedge against changes in the value of a particular currency when no hedging instruments on that currency are available or such hedging instruments are more expensive than certain other hedging instruments. In such cases, the Funds may hedge against price movements in that currency by entering into transactions using hedging instruments on other currencies, the values of which Matthews believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the hedging instrument will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

Settlement of hedging transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, the Funds might be required to accept or make delivery of the underlying foreign currency in accordance with U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay fees, taxes and charges associated with such delivery assessed in the issuing country.

14.	Options

Each Fund may buy put and call options and write covered call and secured put options. Such options may relate to particular securities, stock indices, or financial instruments and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves.

a.	Writing Call Options

Each Fund may write covered call options from time to time on portions of its portfolios, without limit, as Matthews determines is appropriate in pursuing that Fund’s investment goals. The advantage to a Fund of writing covered calls is that the Fund receives a premium which is additional income. However, if the security rises in value, the Fund may not fully participate in the market appreciation.

The Funds will write call options only if they are “covered.” In the case of a call option on a security, the option is “covered” if a Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, liquid assets, such as cash, U.S. government securities or other liquid high-grade debt obligations, in such amount held in a segregated account by its custodian) upon conversion or exchange of other securities held by it.

For a call option on an index, the option is covered if a Fund maintains with its custodian a diversified stock portfolio, or liquid assets equal to the contract value. A call option is also covered if a Fund holds a call on the same security or index as the call written. Here the exercise price of the call held is (i) equal to or less than the exercise price of the call written; or (ii) greater than the exercise price of the call written provided the difference is maintained by a Fund in liquid assets such as cash, U.S. government securities and other high-grade debt obligations in a segregated account with its custodian.

Matthews Asian Funds

The Funds’ obligation under a covered call option is terminated upon the expiration of the option or upon entering a closing purchase transaction. In a closing purchase transaction, a Fund, as writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written.

Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. The Funds may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

b.	Writing Put Options

Each Fund may write put options. The Funds will write put options only if they are “secured” at all times by liquid assets of cash or U.S. Government securities maintained in a segregated account by the Funds’ custodian in an amount not less than the exercise price of the option at all times during the option period. Secured put options will generally be written in circumstances where Matthews wishes to purchase the underlying security for a Fund’s portfolio at a price lower than the current market price of the security. With regard to the writing of put options, a Fund will limit the aggregate value of the obligations underlying such put options to 50% of its total net assets.

Following the writing of a put option, a Fund may wish to terminate the obligation to buy the security underlying the option by effecting a closing purchase transaction. This is accomplished by buying an option of the same series as the option previously written. A Fund may not, however, effect such a closing transaction after it has been notified of the exercise of the option.

c.	Purchasing Call Options

Each Fund may purchase call options to the extent that premiums paid by that Fund do not aggregate more than 10% of its total assets. When a Fund purchases a call option, in return for a premium paid by the Fund to the writer of the option, the Fund obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium upon writing the option, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. The advantage of purchasing call options is that the Fund may alter portfolio characteristics and modify portfolio maturities without incurring the cost associated with such transactions.

The Funds may, following the purchase of a call option, liquidate their position by effecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previously purchased. The Funds will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid to purchase the original call option; the

Matthews Asian Funds

Funds will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.

Although the Funds will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist. In such event, it may not be possible to effect closing transactions in particular options, with the result that the Funds would have to exercise their options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options. Further, unless the price of the underlying security changes sufficiently, a call option purchased by the Funds may expire without any value to the Funds, in which event the Funds would realize a capital loss which will be short-term unless the option was held for more than one year.

d.	Purchasing Put Options

Each Fund may invest up to 10% of its total assets in the purchase of put options. Each Fund will, at all times during which it holds a put option, own the security covered by such option. The purchase of the put option on substantially identical securities held will constitute a short sale for tax purposes, the effect of which is to create a short-term capital gain on the sale of the security and to suspend running of its holding period (and treat it as commencing on the date of the closing of the short sale) or that of a security acquired to cover the same if at the time the put was acquired, the security had not been held for more than one year.

A put option purchased by a Fund gives it the right to sell one of its securities for an agreed price up to an agreed date. Each Fund intends to purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option (“protective puts”). The Funds may sell a put option that it had previously purchased prior to the sale of the securities underlying such option. Such sale will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold.

The Funds may sell a put option purchased on individual portfolio securities. Additionally, the Funds may enter into closing sale transactions. A closing sale transaction is one in which a Fund, when it is the holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.

Funds’ Policies

The policies set forth below are fundamental and may not be changed as to a Fund without the approval of a majority of the outstanding voting securities (as defined in the 1940 Act) of that Fund. A majority of the outstanding voting securities of a Fund means the lesser of (a) 67% or more of the voting securities present at a meeting of shareholders, if the holders of more than 50% of the outstanding voting securities of a Fund are present or represented by proxy, or (b) more than 50% of the outstanding voting securities of a Fund. Unless otherwise indicated, all percentage limitations listed below apply to the Funds and apply only at the time of the transaction. Accordingly, if a percentage restriction is adhered to at the time an investment is made, a later increase or decrease in the percentage which results from a relative change in values or from a change in a Fund’s total assets will not be considered a violation.

Except as otherwise set forth herein and in the Prospectus, each Fund may not:

Matthews Asian Funds

1.	Issue senior securities;

2.	Borrow money, except that each Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets, except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed or 10% of the value of the total assets of the Fund at the time of its borrowing. All borrowing will be done from a bank and asset coverage of at least 300% is required. A Fund will not purchase securities when borrowings exceed 5% of the Fund’s total net assets;

3.	Act as an underwriter of securities, except that, in connection with the disposition of a security, a Fund may be deemed to be an “underwriter” as that term is defined in the 1933 Act;

4.	Purchase the securities of issuers conducting their principal business activities in the same industry (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities) if immediately after such purchase the value of a Fund’s investments in such industry would exceed 25% of the value of the total assets of the Fund. This policy does not apply to Matthews Asian Technology Fund;

5.	Purchase or sell real estate, real estate limited partnership interests, interests in oil, gas and/or mineral exploration or development programs or leases. This restriction shall not prevent the Funds from investing directly or indirectly in portfolio instruments secured by real estate or interests therein or acquiring securities of real estate investment trusts or other issuers that deal in real estate;

6.	Make loans, except that this restriction shall not prohibit (a) the purchase and holding of debt instruments in accordance with a Fund’s investment objectives and policies, (b) the lending of portfolio securities, or (c) entry into repurchase agreements with banks or broker-dealers;

7.	Change its diversification status under the 1940 Act;

8.	Purchase or sell commodities or commodity contracts, except that a Fund may purchase or sell currencies, may enter into futures contracts on securities, currencies, or on indexes of such securities or currencies, or any other financial instruments, and may purchase or sell options on such futures contracts;

9.	Make investments in securities for the purpose of exercising control;

10.	Purchase the securities of any one issuer if, immediately after such purchase, the Fund would own more than 10% of the outstanding voting securities of such issuer; or

11.	Invest more than 5% of its total assets in securities of companies less than three years old. Such three-year period shall include the operation of any predecessor company or companies. This policy does not apply to the Matthews Asia Pacific Equity Income and India Funds.

Temporary Defensive Position

To the extent practicable and in light of economic and market conditions and the Funds’ cash needs, Matthews intends to be fully invested in the markets appropriate to each Fund’s investment objectives. When, in the opinion of Matthews, a temporary defensive position is warranted, the Funds are permitted to hold cash or invest temporarily and without limitation in U.S. government

Matthews Asian Funds

securities or money market instruments backed by U.S. government securities. The Funds’ investment objectives may not be achieved at such times when a temporary defensive position is taken.

Portfolio Turnover

Matthews buys and sells securities for the Funds whenever it believes it is appropriate to do so. The rate of portfolio turnover will not be a limiting factor in making portfolio decisions. It is currently estimated that under normal market conditions the annual portfolio turnover rate for the Funds will not exceed 100%. Portfolio turnover rates may vary greatly from year to year as well as within a particular year. High portfolio turnover rates will generally result in higher transaction costs to the Fund and also may result in a higher level of taxable gain for a shareholder. Portfolio turnover for the Funds’ most recent fiscal periods are set forth in the “FINANCIAL HIGHLIGHTS” tables in the Prospectus.

Disclosure of Portfolio Holdings

In accordance with the Funds’ policies and procedures (“Policies”), the Funds’ transfer agent, PFPC Inc. (“PFPC”), is responsible for dissemination of information about the Funds’ portfolio holdings. The Funds, together with PFPC and Matthews (the “Service Providers”), may only disclose information concerning securities held in the Funds’ portfolios under the following circumstances:

(i)	Following the end of each fiscal quarter (generally within 60 days), each Fund’s full portfolio holdings will be made publicly available by the following means:

a.	The Funds shall send shareholders portfolio holdings in the Funds’ annual, semi-annual and quarterly reports, which are mailed to shareholders and posted on the Funds’ website.

b.	PFPC shall send portfolio holdings to nationally recognized rating agencies via electronic transmission.

(ii)	The Funds will also release top ten holdings on a monthly basis via the Funds’ website and written communication within approximately 21 days of each month end;

(iii)	The Funds or a Service Provider do not disclose the Funds’ portfolio security holdings in advance of general release and without delay except to the Funds’ custodian bank, independent public accountant, independent legal counsel, proxy voting agent, financial printers, technology service provider, and pricing service provider. The Funds also disclose their portfolio security holdings to third parties in connection with their on-going efforts to analyze their trading activity, and in connection with their periodic reviews of the performance of existing fund agents and advisers or the retention of new agents and advisers. In addition, the Funds may make such disclosure on a confidential basis to selected third parties when the Funds have a legitimate business purpose for doing so. Examples of legitimate business purposes in which selective disclosure of the Funds’ portfolio securities may be appropriate include disclosure for due diligence purposes to an investment advisor that is in merger or acquisition talks with Matthews; disclosure to a newly hired investment advisor or sub-advisor prior to its commencing its duties; and disclosure to a rating or ranking organization. Currently the Funds have no such disclosure arrangements in place.

Matthews Asian Funds

As required by the federal securities laws, including the 1940 Act, the Funds will disclose their portfolio holdings in their applicable regulatory filings, including shareholder reports, reports on Form N-Q, Form N-CSR or such other filings, reports or disclosure documents as the applicable regulatory authorities may require.

In accordance with the Funds’ Policies, third parties are required to keep confidential any information disclosed to them in accordance with the foregoing and no compensation may be received by the Funds, a Service Provider or any affiliate in connection with disclosure of such information. The Funds’ Board of Trustees will oversee disclosure under the foregoing Policies by approval in advance of disclosures for legitimate business purposes and by regular review of reports on disclosures of the Funds’ portfolio holdings.

The Policies may not be waived, or exception made, without the consent of the Chief Compliance Officer (“CCO”) of the Funds. The CCO may not waive or make exception to the Policies unless such waiver or exception is consistent with the intent of the Policies, which is to ensure that disclosure of portfolio information is in the best interest of Fund shareholders. In determining whether to permit a waiver of or exception to the Policies, the CCO will consider whether the proposed disclosure serves a legitimate purpose of the Funds, whether it could provide the recipient with an advantage over Fund shareholders or whether the proposed disclosure gives rise to a conflict of interest between the Funds’ shareholders and Matthews or the Funds’ principal underwriter or other affiliated person. The CCO will report all waivers of or exceptions to the Policies to the Trustees at their next meeting. The Trustees may impose additional restrictions on the disclosure of portfolio holdings information at any time.

The Policies are designed to provide useful information concerning the Funds to existing and prospective Fund shareholders while at the same time inhibiting the improper use of portfolio holdings information in trading Fund shares and/or portfolio securities held by the Funds. However, there can be no assurance that the provisions of any portfolio holdings information is not susceptible to inappropriate uses (such as the development of “market timing” models), particularly in the hands of highly sophisticated investors, or that it will not in fact be used in such ways beyond the control of the Funds.

Matthews Asian Funds

Management of the Funds

Trustees and Officers

The operations of the Funds are under the direction of the Board of Trustees. The Board establishes the Funds’ policies and oversees and reviews the management of the Funds. The Board meets regularly to review the activities of the officers, who are responsible for the day-to-day operations of the Funds. The Trustees and executive officers of the Funds, their years of birth, business addresses, principal occupations during the past five years and other directorships held are set forth below. The “Fund Complex” refers to the nine Matthews Asian Funds.

Name, Year of Birth, and Address	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships (number of portfolios) Held by Trustee

INDEPENDENT TRUSTEES

Geoffrey H. Bobroff Born 1944 Four Embarcadero Center Suite 550 San Francisco, CA 94111	Chairman of the Board of Trustees and Trustee	Since 2006	President, Bobroff Consulting, Inc. (since 1993).	9	None

Robert K. Connolly Born 1932 Four Embarcadero Center Suite 550 San Francisco, CA 94111	Trustee	Since 1994	Retired since 1990. Prior thereto: Institutional Sales Manager and Securities Analyst for Barrington Research Associates.	9	None

Rhoda Rossman Born 1958 Four Embarcadero Center Suite 550 San Francisco, CA 94111	Trustee	Since 2006	Senior Vice President, Treasurer, Portfolio Manager (since 2003); Vice President and Treasurer (2001-2003); Assistant Vice President (1999-2001); Portfolio Manager (1997-2001), The PMI Group, Inc.	9	Director of each of PMI Mortgage Insurance Co., PMI Mortgage Guaranty Co., PMI Mortgage Services Co., Residential Guaranty Co., Residential Insurance Co., PMI Securities Co., Commercial Loan Insurance Corporation, WMAC Credit Insurance Corporation, and PMI Mortgage Reinsurance Ltd.

Matthews Asian Funds

Name, Year of Birth, and Address	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships (number of portfolios) Held by Trustee
Toshi Shibano Born 1950 Four Embarcadero Center Suite 550 San Francisco, CA 94111	Trustee	Since 2003	President, Toshi Shibano Consulting, Inc. since 1995; Adjunct Associate Professor, Columbia Graduate School of Business since 2001; Adjunct Professor, Thunderbird American Graduate School of International Management 2000-2005; Faculty, General Electric Corporate Leadership Development Center since 2000; Executive Education Lecturer, Haas School of Business, University of California at Berkeley since 1995.	9	None

INTERESTED TRUSTEES[2]

G. Paul Matthews Born 1956 Four Embarcadero Center Suite 550 San Francisco, CA 94111	Trustee	Since 2006	Chairman and Chief Investment Officer, Matthews International Capital Management, LLC (“Matthews”) since 1991; President of the Funds 1994 - 2007.	9	Director, Matthews Asian Selection Funds Plc (1 Portfolio)

OFFICER(S) WHO ARE NOT TRUSTEES[2]

Mark W. Headley Born 1959 Four Embarcadero Center Suite 550 San Francisco, CA 94111	President	Since 2007	Chief Executive Officer (since 2001), President (2001 – 2007) and Portfolio Manager (since 1996), Matthews; President (2007 – present), Vice President (1999 – 2007) of the Funds.	N/A	N/A

Andrew T. Foster Born 1974 Four Embarcadero Center Suite 550 San Francisco, CA 94111	Vice President	Since 2005	Director of Research and Portfolio Manager, Matthews (since 2003); Student at INSEAD, Fontainebleau, France; M.B.A, (2002); Analyst, Matthews International Capital Management, LLC (1998-2001).	N/A	N/A

Matthews Asian Funds

Name, Year of Birth, and Address	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships (number of portfolios) Held by Trustee
John P. McGowan Born 1964 Four Embarcadero Center Suite 550 San Francisco, CA 94111	Vice President and Secretary	Since 2005	Chief Operating Officer, Matthews (since 2004); Chief Operating Officer, Treasurer, and Chief Compliance Officer, Forward Management LLC (1998-2004).	N/A	N/A

Shai Malka Born 1973 Four Embarcadero Center Suite 550 San Francisco, CA 94111	Treasurer	Since 2005	Senior Manager of Fund Accounting and Operations (since 2004); Manager of Fund Accounting (2003-2004), Fund Accountant (2000-2003), Matthews; Supervisor of Fund Accounting, SEI Investments (1999-2000).	N/A	N/A

Manoj K. Pombra Born 1964 Four Embarcadero Center Suite 550 San Francisco, CA 94111	Chief Compliance Officer	Since 2005	Chief Compliance Officer, Matthews (since 2005); Senior Manager, Mutual Fund Compliance/Manager Portfolio Compliance, Franklin Templeton Investments (2001- 2005); Senior Financial Reporting Manager, InfoUSA.com, (2000 - 2001).	N/A	N/A

1	Each Trustee serves for an indefinite term, until retirement age or until his/her successor is elected. Officers serve at the pleasure of the Board of Trustees.

2	These Trustees and officers are considered “interested persons” of the Trust as defined under the 1940 Act either because of an ownership interest in Matthews or an office held with the Trust.

Board of Trustees. The primary responsibility of the Board is to represent the interests of the shareholders of the Funds and to provide oversight management of the Trust. At least 65% of the Board members are independent of the Funds and Matthews. Currently the Board is comprised of five individuals, one of whom is considered an Interested Trustee as defined by the 1940 Act. The remaining Trustees are referred to as “Disinterested” or “Independent” Trustees. The Board meets multiple times during the year (i.e. at least quarterly) to review the investment performance of the Funds and other financial operational matters, including policies and procedures with respect to compliance with regulatory and other requirements. The Board met four times during the fiscal year ended December 31, 2006. Currently, the Board has an Audit Committee, a Nominating Committee and a Compensation Committee. The responsibilities of each committee and its members are described below.

Matthews Asian Funds

Audit Committee. The Board has an Audit Committee comprised only of the Independent Trustees, (currently, Messrs. Bobroff, Connolly and Shibano, Chairman, and Ms. Rossman). Pursuant to its charter, the Audit Committee has the responsibility, among other things, to (1) recommend the selection of the Funds’ independent auditors; (2) review and approve the scope of the independent auditors’ audit activity; (3) review the financial statements which are the subject of the independent auditors’ certifications; and (4) review with such independent auditors the adequacy of the Funds’ basic accounting system and the effectiveness of the Funds’ internal accounting controls. The Audit Committee met twice during the fiscal year ended December 31, 2006.

Nominating Committee. The Board has a Nominating Committee comprised only of the Independent Trustees (currently, Messrs. Bobroff, Connolly, Chairman, and Shibano and Ms. Rossman). Pursuant to its charter, the Nominating Committee has the responsibility, among other things, to consider and nominate new Trustees to serve on the Funds’ Board. If required by law, the Nominating Committee will consider nominations from shareholders. The Nominating Committee did not meet during the fiscal year ended December 31, 2006.

Compensation Committee. The Board has a Compensation Committee comprised only of the Independent Trustees (currently, Messrs. Bobroff, Connolly and Shibano, Chairman, and Ms. Rossman). Pursuant to its charter, the Compensation Committee has the responsibility, among other things, to annually review and consider the compensation of the Board as well as the compensation of the Chief Compliance Officer. The Compensation Committee met once during the fiscal year ended December 31, 2006.

Security and Other Interests. The following table sets forth the dollar range of equity securities beneficially owned by each Trustee in each Fund and in all registered investment companies overseen by the Trustee within the same family of investment companies, as of December 31, 2006.

Name of Trustee	Dollar Range of Equity Securities in each Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee within the Family of Investment Companies

INDEPENDENT TRUSTEES

Geoffrey H. Bobroff	• Matthews Pacific Tiger Fund $10,001-$50,000 • Matthews Asian Growth and Income Fund $10,001-$50,000	$10,001-$50,000

Robert K. Connolly	• Matthews Asian Growth and Income Fund $10,001-$50,000 • Matthews China Fund $1-$10,000 • Matthews Asia Pacific Fund $1-$10,000 • Matthews India Fund $1 - $10,000	$10,001-$50,000

Rhoda Rossman	• Matthews Asian Growth and Income Fund $10,001-$50,000 • Matthews Pacific Tiger Fund $10,001 - $50,000 • Matthews India Fund $10,001-$50,000 • Matthews Japan Fund $10,001 - $50,000	$50,001-$100,000

Toshi Shibano	• Matthews China Fund $50,001-$100,000	$50,001-$100,000

Matthews Asian Funds

INTERESTED TRUSTEES

G. Paul Matthews	• Matthews Asia Pacific Fund $50,001-$100,000 • Matthews Asia Pacific Equity Income Fund Above $100,000 • Matthews Pacific Tiger Fund Above $100,000 • Matthews Asian Growth and Income Fund Above $100,000 • Matthews Asian Technology Fund $10,001-$50,000 • Matthews China Fund $10,001-$50,000 • Matthews India Fund $10,001-$50,000 • Matthews Japan Fund $10,001-$50,000 • Matthews Korea Fund $10,001-$50,000	Above $	100,000

As of December 31, 2006, none of the Independent Trustees or their respective immediate family members (spouse or dependent children) owned beneficially or of record an interest in Matthews or the Funds’ distributor, or in any person directly or indirectly controlling, controlled by, or under common control with Matthews or the Funds’ distributor.

Shareholders’ Voting Powers

On any matter submitted to a vote of shareholders, all shares shall be voted separately by the individual Fund, except that the shares shall be voted in the aggregate and not by individual Fund when (i) required by the 1940 Act; or (ii) the Board of Trustees has determined that the matters affect the interests of more than one Fund (e.g., the election of a new member to the Board of Trustees of the Trust). Each whole share is entitled to one vote as to any matter on which it is entitled to vote, and each fractional share is entitled to a proportionate fractional vote.

Approval of Investment Advisory Agreement

The Trust has retained Matthews to manage the assets of each of the Funds pursuant to an investment advisory agreement (the “Advisory Agreement”) that has been approved by the Board of Trustees of the Trust, including the Independent Trustees. Additional information regarding the Advisory Agreement may be found in the section entitled “Investment Advisory and Other Service Providers.” The Advisory Agreement has an initial term of two years and continues in effect from year to year provided such continuance is specifically approved at least annually by the vote of the holders of at least a majority of the outstanding shares of the respective Fund, or by the Board of Trustees, and in either event, by a majority of the Independent Trustees of the Trust casting votes in person at a meeting called for such purpose. A discussion regarding the basis for the Board of Trustees’ approval of the Advisory Agreement is available in the Funds’ Annual Report to Shareholders for the fiscal year ended December 31, 2006.

Compensation

The fees and expenses of the Independent Trustees are allocated among the nine series of the Trust paid by the Funds. The following table shows the fees paid during the fiscal year ended December 31, 2006 to the Independent Trustees for their service to the Funds and the total compensation paid to the Trustees by the Fund Complex.

Matthews Asian Funds

	Fiscal Year End of 12-31-06
Independent Trustee	Aggregate Compensation from the Trust	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Fund Complex Paid to Trustees*
Geoffrey H. Bobroff***	$58,000	None	None	$58,000
Richard K. Lyons**	$69,000	None	None	$69,000
Robert K. Connolly	$58,000	None	None	$58,000
Rhoda Rossman***	$58,000	None	None	$58,000
Toshi Shibano	$63,000	None	None	$63,000

*	The Matthews Asia Pacific Equity Income Fund commenced operations on October 31, 2006 and paid its allocated portion of said compensation on a prorated basis for that two month period.

**	Richard K. Lyons resigned from the Board on November 10, 2006.

***	Geoffrey H. Bobroff and Rhoda Rossman were not appointed to the Board until May 24, 2006.

No officer or employee of Matthews receives any compensation from the Funds for acting as an officer or employee of the Trust. The officers of the Trust receive no compensation directly from the Funds for performing the duties of their offices. Neither the Trustees nor the officers of the Trust receive any pension or retirement benefits from the Funds.

Code of Ethics

The Trust and Matthews have adopted a written Code of Ethics (the “Code”) pursuant to Section 17(j) of the 1940 Act and Rule 17j-1 thereunder and Rule 204A-1 under the Advisers Act. The Code requires certain persons with access to investment information (“Access Persons”) to obtain prior clearance before engaging in personal securities transactions. Transactions must be executed generally within 2 business days of clearance. In addition, all Access Persons must report their personal securities transactions within 10 days after the end of each calendar quarter or becoming an Access Person, and file an annual statement within 45 calendar days with respect to their personal securities holdings. Access Persons and members of their immediate family are prohibited from directly and indirectly acquiring beneficial ownership in any Asia Pacific security (excluding ownership of shares of an investment company registered under the 1940 Act). Any material violation of the Code is reported to the Board of Trustees. The Board of Trustees also oversees the administration of the Code. The Code of Ethics is on file with the SEC.

The Funds’ principal underwriter has also adopted a Code of Ethics pursuant to Rule 17j-1.

Proxy Voting Policies and Procedures

The Board of Trustees of the Funds has delegated to Matthews the authority to vote proxies of companies held in each Fund’s portfolio. Matthews has adopted written Proxy Voting Policies and Procedures (“Proxy Policies”) to assist it in evaluating shareholder proposals. Matthews has retained the services of an independent proxy consultant, Institutional Shareholder Services, Inc. (“ISS”), to receive and evaluate shareholder proposals, apply our Proxy Policies, effect proxy votes and maintain appropriate records.

Matthews Asian Funds

For significant corporate matters, such as establishing pension or profit sharing plans, proposed mergers and acquisitions, and sales of assets, Matthews’ Proxy Policies establish guidelines for evaluating the facts and circumstances of the particular proposal. In such circumstances, Matthews evaluates the proposal in light of the best interests of our clients and vote accordingly. With respect to other, more routine, matters, Matthews Proxy Policies may establish certain standards that, if satisfied, will result in a vote for or against a proposal. Routine matters include (i) election of directors; (ii) approval of auditors; (iii) approval of dividends and distributions; (iv) confidential voting; and (v) limitation on charitable contributions or fees paid to professional advisors. However, even in these circumstances, Matthews reserves the right to evaluate each proposal individually, and to vote on the matter in a manner that Matthews believes is in the best interest of a Fund or its shareholders (even if that vote is inconsistent with Matthews’ Proxy Policies). For example, while Matthews generally votes in favor of management’s nominees for a board of directors, it may vote against management nominees if it believes that the board was entrenched or otherwise not acting in the best interests of shareholders. Matthews generally votes in the same manner for each of its clients that hold a security, subject to the individual objectives of each client. As a result, Matthews may vote in favor of a proposal for certain clients while voting against the same proposal for other clients. Matthews also reserves the right to revise, alter or supplement the Proxy Policies from time-to-time, which may result in different votes on similar issues over time.

There may be circumstances when Matthews believes that refraining from voting on a matter submitted to shareholders is in the best interests of the Funds or its shareholders, such as when the cost of voting the proxy exceeds the expected benefit to the client. Similarly, voting on shareholder matters in foreign countries, particularly in emerging markets, may be subject to restrictions (including registration procedures that may result in a holding becoming illiquid for a period of time) and limitations that impede or make impractical the exercise of shareholder rights. Such limitations may include (i) untimely or inadequate notice of shareholder meetings; (ii) restrictions on the ability of holders outside the issuer’s jurisdiction of organization to exercise votes; (iii) in person voting requirements; (iv) restrictions on the sale of securities for periods surrounding the shareholder meeting (“share blocking”); (v) granting local agents powers of attorney to facilitate voting instructions; (vi) proxy materials or ballots not being readily available; and (vii) proxy materials or ballots not being available in English.

There may be circumstances in which Matthews has or may be perceived to have a conflict or potential conflict of interest in voting on particular matters. Matthews’ Proxy Policies attempt to minimize this potential by utilizing an independent consultant to monitor and apply its Proxy Policies. Matthews’ Proxy Policies also provide for monitoring of conflicts and potential conflicts of interest circumstances. When a material conflict of interest is identified, Matthews votes proxies (i) in accordance with a pre-determined policy, (ii) based upon the recommendations of an independent third party; (iii) advises the Funds Board of Trustees of the circumstances, seeks their direction, and votes accordingly; or (iv) takes other action as may be appropriate in the particular circumstances.

In addition to providing research and other proxy voting services, ISS, through its Corporate Services Division, offers products and services to issuers of proxy solicitations consisting of advisory and analytical services, self-assessment tools and publications. ISS has represented that employees of its Corporate Services Division are not involved in ISS’ analysis of filed proxy proposals or preparation of vote recommendations. Nonetheless, ISS has adopted policies and procedures to guard against and to resolve any conflicts of interest that may arise in connection with its provision of research analyses, vote recommendations and voting services to Matthews.

Matthews Asian Funds

Information regarding how the Funds vote proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, by visiting www.matthewsfunds.com or (2), by calling the Funds at (800) 789-ASIA [2742] and (3) on the SEC’s website at http://www.sec.gov.

Control Persons and Principal Holders of Securities

As of March 31, 2007, the Trustees and officers as a group owned less than 1% of the outstanding shares of any of the Funds.

The tables below show, as of March 31, 2007, the persons who owned of record or beneficially more than 5% of the outstanding voting shares of the Funds. Any person owning more than 25% of the voting securities of a Fund may be deemed to have effective voting control over the operation of that Fund, which would diminish the voting rights of other shareholders.

Fund	Account Holders Name, Address	Percentage of Shares
Matthews Asia Pacific Fund	Charles Schwab & Co. Inc. FBO Special Custody Acct for Exclusive Benefit of Customers Attn: Mutual Funds 101 Montgomery Street San Francisco, CA 94104-4122	24.00%

	Merrill Lynch Pierce Fenner & Smith FBO Its Customers Attn: Service Team 4800 Deer Lake Drive East, 3rd Floor Jacksonville, FL 32246	23.00%

	National Financial Services Corp FBO Exclusive Benefit of our customers Attn: Mutual Funds, 5th Floor 200 Liberty St. New York, NY 10281-1003	19.49%

	Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001	9.53%

	National Investor Services 55 Water Street, 32nd Floor New York, NY 10041	5.46%

Matthews Asian Funds

Fund	Account Holders Name, Address	Percentage of Shares
Matthews Asia Pacific Equity Income Fund	Charles Schwab & Co. Inc. FBO Special Custody Acct for Exclusive Benefit of Customers Attn: Mutual Funds 101 Montgomery Street San Francisco, CA 94104-4122	36.40%

	National Financial Services Corp FBO Exclusive Benefit of our customers Attn: Mutual Funds, 5th Floor 200 Liberty St. New York, NY 10281-1003	22.45%

	Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001	5.29%

	National Investor Services 55 Water Street, 32nd Floor New York, NY 10041	5.06%

Matthews Pacific Tiger Fund	Charles Schwab & Co. Inc. FBO Special Custody Acct for Exclusive Benefit of Customers Attn: Mutual Funds 101 Montgomery Street San Francisco, CA 94104-4122	28.40%

	National Financial Services Corp FBO Exclusive Benefit of our customers Attn: Mutual Funds, 5th Floor 200 Liberty St. New York, NY 10281-1003	15.21%

Matthews Asian Growth and Income Fund	Charles Schwab & Co. Inc. FBO Special Custody Acct for Exclusive Benefit of Customers Attn: Mutual Funds 101 Montgomery Street San Francisco, CA 94104-4122	47.37%

Matthews Asian Funds

Fund	Account Holders Name, Address	Percentage of Shares
	National Financial Services Corp FBO Exclusive Benefit of our customers Attn: Mutual Funds, 5th Floor 200 Liberty St. New York, NY 10281-1003	20.12%

	National Investor Services 55 Water Street, 32nd Floor New York, NY 10041	5.70%

	Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001	5.03%

Matthews Asian Technology Fund	Charles Schwab & Co. Inc. FBO Special Custody Acct for Exclusive Benefit of Customers Attn: Mutual Funds 101 Montgomery Street San Francisco, CA 94104-4122	41.50%

	National Financial Services Corp FBO Exclusive Benefit of our Customers Attn: Mutual Funds, 5th Floor 200 Liberty St. New York, NY 10281-1003	23.35%

	Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001	6.78%

Matthews China Fund	National Financial Services Corp FBO Exclusive Benefit of our customers Attn: Mutual Funds, 5th Floor 200 Liberty St. New York, NY 10281-1003	32.70%

	Charles Schwab & Co. Inc. FBO Special Custody Acct for Exclusive Benefit of Customers Attn: Mutual Funds 101 Montgomery Street San Francisco, CA 94104-4122	29.53%

Matthews Asian Funds

Fund	Account Holders Name, Address	Percentage of Shares
	Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001	6.86%

	National Investor Services 55 Water Street, 32nd Floor New York, NY 10041	5.12%

Matthews India Fund	National Financial Services Corp FBO Exclusive Benefit of our customers Attn: Mutual Funds, 5th Floor 200 Liberty St. New York, NY 10281-1003	35.85%

	Charles Schwab & Co. Inc. FBO Special Custody Acct for Exclusive Benefit of Customers Attn: Mutual Funds 101 Montgomery Street San Francisco, CA 94104-4122	27.23%

	Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001	8.03%

	National Investor Services 55 Water Street, 32nd Floor New York, NY 10041	5.28%

Matthews Japan Fund	Charles Schwab & Co. Inc. FBO Special Custody Acct for Exclusive Benefit of Customers Attn: Mutual Funds 101 Montgomery Street San Francisco, CA 94104-4122	48.48%

	National Financial Services Corp FBO Exclusive Benefit of our customers C/O Sal Vella Attn: Mutual Funds, 5th Floor 200 Liberty St. New York, NY 10281-1003	14.10%

Matthews Asian Funds

Fund	Account Holders Name, Address	Percentage of Shares
Matthews Korea Fund	National Financial Services Corp FBO Exclusive Benefit of our customers Attn: Mutual Funds, 5th Floor 200 Liberty St. New York, NY 10281-1003	28.13%

	Charles Schwab & Co. Inc. FBO Special Custody Acct for Exclusive Benefit of Customers Attn: Mutual Funds 101 Montgomery Street San Francisco, CA 94104-4122	26.25%

	National Investor Services 55 Water Street, 32nd Floor New York, NY 10041	5.70%

	Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0001	5.24%

Investment Advisory and Other Service Providers

The Investment Advisor

Currently the Trust employs only one investment advisor, Matthews International Capital Management, LLC. City National Corporation has an ownership interest of 10%-25% in Matthews. The Hambrecht 1980 Revocable Trust (“Hambrecht”), a family trust, has an ownership interest of more than 25% in Matthews.

Matthews performs its duties and is paid pursuant to its Advisory Agreement with the Funds. Some of the terms of the Advisory Agreement are set by the 1940 Act, such as that after an initial two-year term, it is reviewed each year by the Board of Trustees and the Board may terminate it without penalty on 60 days’ notice.

The advisory services provided by Matthews and the fees received by it for such services are described in the Prospectus. As stated in the Prospectus, Matthews may, from time-to-time, voluntarily waive its advisory fees with respect to the Funds.

Under the Advisory Agreement, Matthews is not liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of the Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

The terms of the Advisory Agreement provide that it will continue from year to year provided that it is approved at least annually by the vote of the holders of at least a majority of the outstanding

Matthews Asian Funds

shares of each Fund, or by the Board of Trustees. The Advisory Agreement may be terminated with respect to a Fund by vote of the Board of Trustees or by the holders of a majority of the outstanding voting securities of each Fund, at any time without penalty, on 60 days’ written notice to Matthews. Matthews may also terminate its advisory relationship with respect to a Fund on 60 days’ written notice to that Fund. The Advisory Agreement can only be assigned with prior shareholder approval. In the event that the Advisory Agreement is assigned without shareholder approval, the Advisory Agreement automatically terminates.

Under the Investment Advisory Agreement, the Funds pay the following expenses:

1.	The fees and expenses of the Funds’ Independent Trustees;

2.	The salaries and expenses of any of the Funds’ officers or employees who are not affiliated with Matthews;

3.	Interest expenses;

4.	Taxes and governmental fees;

5.	Brokerage commissions and other expenses incurred in acquiring or disposing of portfolio securities;

6.	The expenses of registering and qualifying shares for sale with the SEC and with various state securities commissions;

7.	Accounting and legal costs;

8.	Insurance premiums;

9.	Fees and expenses of the Funds’ custodian, administrator and transfer agent and any related services;

10.	Expenses of obtaining quotations of the Funds’ portfolio securities and of pricing the Funds’ shares;

11.	Expenses of maintaining the Funds’ legal existence and of shareholders’ meetings;

12.	Expenses of preparation and distribution to existing shareholders of reports, proxies and prospectuses;

13.	Fees and expenses of membership in industry organizations; and

14.	Expenses related to the development and maintenance of the Funds’ Compliance Program as required by the 1940 Act.

The ratio of each Fund’s expenses to its relative net assets can be expected to be higher than the expense ratio of a fund investing solely in domestic securities, since the cost of maintaining the custody of foreign securities is generally higher than comparable expenses for such other funds and the rate of investment management fees paid by each Fund may also be higher than the comparable expenses of such other funds.

General expenses of the Trust such as costs of maintaining corporate existence, legal fees, insurance, etc., and expenses shared by the Matthews Asian Funds will be allocated among the Funds on a basis deemed fair and equitable by the Board of Trustees, which may be based on the relative net assets of the Funds or the nature of the services performed and relative applicability to each Fund. Expenses which relate exclusively to a particular Fund, such as certain registration fees, brokerage commissions and other portfolio expenses, will be borne directly by that Fund.

Matthews Asian Funds

The Matthews Asian Funds complex pays Matthews an annual fee as a percentage of average daily net assets for advisory services. Under the Advisory Agreement, the Funds pay Matthews 0.75% of average daily net assets within the Fund complex from $0 to $2 billion, 0.70% on average daily net assets within the Fund complex between $2 billion and $5 billion, and 0.65% on average daily net assets within the Fund complex over $5 billion. Additionally, Matthews has voluntarily agreed to reduce its fees (i) to 0.6834% of average daily net assets for assets within the Fund complex between $3 and $4 billion; and (ii) to 0.667% of average daily net assets for assets within the Fund complex between $4 and $5 billion. Such reductions may be discontinued without notice. During the fiscal years ended December 31, 2006 and 2005, the fiscal period of September 1, 2004 to December 31, 2004 and the prior fiscal year ended August 31, 2004 the aggregate advisory fees earned by Matthews, before voluntary waivers, totaled $47,366,988, $27,172,612, $6,462,960, and $21,186,939 respectively.

Under a written agreement between the Funds and Matthews, Matthews agrees to reimburse money to a Fund if its expense ratio exceeds a certain percentage level. For Matthews Asian Technology Fund, Matthews China Fund, Matthews India Fund, Matthews Japan Fund and Matthews Korea Fund, this level is 2.00%. For Matthews Asia Pacific Fund, Matthews Pacific Tiger Fund and Matthews Asian Growth and Income Fund, the level is 1.90%. For Matthews Asia Pacific Equity Income Fund, this level is 1.50%. In turn, if a Fund’s expenses fall below the level noted within three years after Matthews has made such a reimbursement, the Fund may reimburse Matthews up to an amount not to exceed its expense limitation. For each Fund other than the Matthews Asia Pacific Equity Income Fund, this agreement will continue through at least August 31, 2007. For the Matthews Asia Pacific Equity Income Fund, this agreement will continue through at least October 31, 2009. These agreements may be extended for additional periods for each of the Funds.

	FYE 12-31-06
Matthews Fund	Gross Advisory Fees Earned	Advisor Fee Waivers and Expenses Waived, Reimbursed or Recaptured	Net Advisory Fees
Asia Pacific Fund	$2,722,715	($28,681)	$2,694,034
Asia Pacific Equity Income Fund*	$14,962	($30,299)	($15,337)
Pacific Tiger Fund	$19,540,448	($205,739)	$19,334,709
Asian Growth and Income Fund	$12,848,587	($136,023)	$12,712,564
Asian Technology Fund	$636,719	($6,666)	$630,053
China Fund	$4,111,845	($42,966)	$4,068,879
India Fund	$2,918,233	$7,647	$2,925,880
Japan Fund	$2,614,584	($27,853)	2,586,731
Korea Fund	$1,958,895	($20,894)	$1,938,001

*	The Matthews Asia Pacific Equity Income Fund commenced operations on October 31, 2006.

	FYE 12-31-05
Matthews Fund	Gross Advisory Fees Earned	Advisor Fee Waivers and Expenses Waived, Reimbursed or Recaptured	Net Advisory Fees
Asia Pacific Fund	$1,317,630	($7,803)	$1,309,827
Asia Pacific Equity Income Fund	*	*	*
Pacific Tiger Fund	$9,259,208	($55,153)	$9,204,055
Asian Growth and Income Fund	$10,611,646	($55,677)	$10,555,969
Asian Technology Fund	$278,441	($1,416)	$277,025
China Fund	$2,818,724	($13,935)	$2,804,789
India Fund	$37,420	($38,165)	($745)
Japan Fund	$1,627,360	($9,124)	$1,618,236
Korea Fund	$1,222,183	($6,935)	$1,215,248

*	The Matthews Asia Pacific Equity Income Fund commenced operations on October 31, 2006.

Matthews Asian Funds

	Fiscal Period of 09-01-04 to 12-31-04**
Matthews Fund	Gross Advisory Fees Earned	Advisor Fee Waivers and Expenses Waived, Reimbursed or Recaptured	Net Advisory Fees
Asia Pacific Fund	$220,204	$0	$220,204
Asia Pacific Equity Income Fund	*	*	*
Pacific Tiger Fund	$1,719,850	$0	$1,719,850
Asian Growth and Income Fund	$2,742,251	$0	$2,742,251
Asian Technology Fund	$88,661	$0	$88,661
China Fund	$924,168	$0	$924,168
India Fund	***	***	***
Japan Fund	$475,443	$0	$475,443
Korea Fund	$292,383	$0	$292,383
*	The Matthews Asia Pacific Equity Income Fund commenced operations on October 31, 2006.

**	The Funds changed their fiscal year-end from August 31 to December 31 effective December 31, 2004.

***	The Matthews India Fund commenced operations on October 31, 2005.

	FYE 08-31-04
Matthews Fund	Gross Advisory Fees Earned	Advisor Fee Waivers and Expenses Waived, Reimbursed or Recaptured	Net Advisory Fees
Asia Pacific Fund	$393,709	($6,346)	$387,363
Asia Pacific Equity Income Fund	*	*	*
Pacific Tiger Fund	$5,143,536	($67,924)	$5,075,612
Asian Growth and Income Fund	$9,079,372	($111,382)	$8,967,990
Asian Technology Fund	$340,330	$95,490	$435,820
China Fund	$3,208,027	($44,176)	$3,163,851
India Fund	***	***	***
Japan Fund	$1,020,695	($10,801)	$1,009,894
Korea Fund	$2,001,270	($22,659)	$1,978,611

*	The Matthews Asia Pacific Equity Income Fund commenced operations on October 31, 2006.

***	The Matthews India Fund commenced operations on October 31, 2005.

Portfolio Managers

The following table shows information regarding other accounts managed by each Matthews Asian Funds’ Portfolio Manager as of December 31, 2006, except as otherwise indicated in the footnotes to the table.

Name of Portfolio Manager	Account Category	Number of Accounts	Total Assets in Accounts	Number of Accounts Where Advisory Fee is Based on Account Performance	Total Assets in Accounts Where Advisory Fee is Based on Account Performance
G. Paul Matthews Lead Portfolio Manager of the Matthews Asian Growth and Income and Korea Funds; Co-Portfolio Manager of the Matthews China Fund	Registered Investment Companies	0	0	0	0
	Other Pooled Investment Vehicles	2	$558,172,610	0	0

	Other Accounts	0	0	0	0

Matthews Asian Funds

Name of Portfolio Manager	Account Category	Number of Accounts	Total Assets in Accounts	Number of Accounts Where Advisory Fee is Based on Account Performance	Total Assets in Accounts Where Advisory Fee is Based on Account Performance
Mark W. Headley Lead Portfolio Manager of the Matthews Asia Pacific, Pacific Tiger and Korea Funds; Co-Portfolio Manager of the Matthews Asian Technology and China Funds.	Registered Investment Companies	0	0	0	0
	Other Pooled Investment Vehicles	4	$76,939,363	0	0

	Other Accounts	4	$415,023,972	0	0

Richard H. Gao Lead Portfolio Manager of the Matthews China Fund; Co-Portfolio Manager of the Matthews Asia Pacific and Pacific Tiger Funds.	Registered Investment Companies	0	0	0	0
	Other Pooled Investment Vehicles	0	0	0	0

	Other Accounts	0	0	0	0

J. Michael Oh [1] Lead Portfolio Manager of the Matthews Asian Technology Fund; Co-Portfolio Manager of the Matthews Korea Fund.	Registered Investment Companies	0	0	0	0
	Other Pooled Investment Vehicles	0	0	0	0

	Other Accounts	0	0	0	0

Matthews Asian Funds

Name of Portfolio Manager	Account Category	Number of Accounts	Total Assets in Accounts	Number of Accounts Where Advisory Fee is Based on Account Performance	Total Assets in Accounts Where Advisory Fee is Based on Account Performance
Andrew T. Foster Lead Portfolio Manager of the Matthews Asia Pacific Equity Income and India Funds; Co-Portfolio Manager of the Matthews Asian Growth and Income Fund.	Registered Investment Companies	0	0	0	0

	Other Pooled Investment Vehicles	0	0	0	0

	Other Accounts	0	0	0	0

David S. Ishibashi[2] Lead Portfolio Manager of the Matthews Japan Fund	Registered Investment Companies	0	0	0	0

	Other Pooled Investment Vehicles	0	0	0	0

	Other Accounts	0	0	0	0

Taizo Ishida[2,3] Lead Portfolio Manager of the Matthews Japan Fund and Co-Portfolio Manager of the Asia Pacific Fund	Registered Investment Companies	0	0	0	0

	Other Pooled Investment Vehicles	0	0	0	0

	Other Accounts	0	0	0	0

Jesper Madsen Co-Portfolio Manager of the Matthews Asia Pacific Equity Income Fund	Registered Investment Companies	0	0	0	0

	Other Pooled Investment Vehicles	0	0	0	0

	Other Accounts	0	0	0	0

Matthews Asian Funds

Name of Portfolio Manager	Account Category	Number of Accounts	Total Assets in Accounts	Number of Accounts Where Advisory Fee is Based on Account Performance	Total Assets in Accounts Where Advisory Fee is Based on Account Performance
Sharat Shroff[4] Co-Portfolio Manager of the Matthews India and Asia Pacific Funds	Registered Investment Companies	0	0	0	0

	Other Pooled Investment Vehicles	0	0	0	0

	Other Accounts	0	0	0	0

[1]	Mr. Oh was named Co-Portfolio Manager of Matthews Korea Fund in January 2007.

[2]	Messrs. Ishibashi and Ishida were named Lead Portfolio Managers of the Matthews Japan Fund in April 2007.

[3]	Mr. Ishida was named Co-Portfolio Manager of the Matthews Asia Pacific Fund in January 2007.

[4]	Mr. Shroff was named Co-Portfolio Manager of the Matthews Asia Pacific Fund in January 2007

Portfolio Managers’ compensation consists of a combination of base salary, fixed and discretionary bonuses, and participation in benefit plans, which are generally available to all salaried employees. Compensation is structured to emphasize the success of both Matthews and the individual employee. Compensation is not linked to the distribution of the shares of the Funds. Most portfolio managers also participate in equity ownership of Matthews. The two most senior portfolio managers and officers of Matthews also receive compensation based on Matthews’s total assets under management.

Key elements of compensation are detailed below:

Base Salary	Each portfolio manager receives a fixed base salary that takes into account his or her experience and responsibilities and is intended to be competitive with salaries offered by other similar firms.

Bonus	Matthews emphasizes teamwork and a focus on client needs. Bonuses are structured to emphasize those principles and are based on a number of factors including the profitability of Matthews and the employee’s contributions to the firm, such as the performance of accounts managed by the employee, leadership position in the firm and participation in firm marketing efforts and other activities.

Benefit Programs	Portfolio managers participate in benefit plans and programs available generally to all employees.

Equity Ownership	Most portfolio managers are members of Matthews, which is a private limited liability company that provides pass-through income of Matthews’s profits and losses to its members. Subject to certain required amounts, member distributions are generally determined based on considerations of Matthews’s working capital requirements and on estimated tax liabilities associated with the pass-through of income.

Matthews Asian Funds

A Portfolio Manager’s compensation arrangement may give rise to potential conflicts of interest. A Portfolio Manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management; each receives equity-based compensation; and the bonuses of the Portfolio Managers relate to increases in asset levels under Matthews’s management. The management of multiple Funds and accounts may give rise to potential conflicts of interest if the Funds and accounts, as Portfolio Managers must allocate their time and investment ideas across multiple Funds and accounts which may pay different fees to Matthews and have different objectives, benchmarks, and time horizons. A Portfolio Manager may execute transactions for a Fund or account that may adversely impact the value of securities held by another Fund. Any securities selected for a Fund or accounts may perform differently than the securities selected for another Fund or account. The Funds and Matthews have adopted a trade management policy which they believe is reasonably designed to address potential conflicts of interest that may arise in managing multiple accounts, including the fair and equitable allocation of investment opportunities. In addition, the management of personal accounts may give rise to potential conflicts of interest; there is no assurance that the Funds’ Code of Ethics will adequately address such conflicts.

The following table sets forth the dollar range of equity securities beneficially owned by each Portfolio Manager in each Fund and in all registered investment companies overseen by the Portfolio Manager within the family of investment companies, as of December 31, 2006, except as otherwise indicated in the footnote to the table.

Name of Portfolio Manager	Dollar Range of Equity Securities in each Fund

G. Paul Matthews

•        Matthews Asia Pacific Fund $50,001-$100,000

•        Matthews Asia Pacific Equity Income Fund $100,001-$500,000

•        Matthews Pacific Tiger Fund $100,001-$500,000

•        Matthews Asian Growth and Income Fund $100,001-$500,000

•        Matthews Asian Technology Fund $10,001-$50,000

•        Matthews China Fund $10,001-$50,000

•        Matthews India Fund $10,001-$50,000

•        Matthews Japan Fund $10,001-$50,000

•        Matthews Korea Fund $10,001-$50,000

Mark W. Headley

•        Matthews Asia Pacific Fund $100,001-$500,000

•        Matthews Asia Pacific Equity Income Fund $100,001-$500,000

•        Matthews Pacific Tiger Fund $100,001-$500,000

•        Matthews Asian Growth and Income Fund $1-$10,000

•        Matthews Asian Technology Fund $50,001-$100,000

•        Matthews China Fund $50,001-$100,000

•        Matthews India Fund $10,001-$50,000

•        Matthews Japan Fund $100,001-$500,000

•        Matthews Korea Fund $50,001-$100,000

Andrew T. Foster

•        Matthews Asia Pacific Fund $1-$10,000

•        Matthews Asia Pacific Equity Income Fund $10,001-$50,000

•        Matthews Pacific Tiger Fund $10,001-$50,000

•        Matthews Asian Growth and Income Fund $10,001-$50,000

•        Matthews Asian Technology Fund $1-$10,000

•        Matthews China Fund $10,001-$50,000

•        Matthews India Fund $10,001-$50,000

•        Matthews Japan Fund $1-$10,000

•        Matthews Korea Fund $10,001-$50,000

Matthews Asian Funds

Name of Portfolio Manager	Dollar Range of Equity Securities in each Fund

Richard H. Gao

•        Matthews Asia Pacific Fund $10,001-$50,000

•        Matthews Asia Pacific Equity Income Fund $1-$10,000

•        Matthews Pacific Tiger Fund $10,001-$50,000

•        Matthews Asian Growth and Income Fund $10,001-$50,000

•        Matthews Asian Technology Fund $10,001-$50,000

•        Matthews China Fund $50,001-$100,000

•        Matthews India Fund $1-$10,000

•        Matthews Japan Fund $1-$10,000

•        Matthews Korea Fund $10,001-$50,000

David S. Ishibashi	• None

Taizo Ishida	• Matthews Japan Fund $10,001-$50,000

Jesper Madsen

•        Matthews Asia Pacific Fund $1-$10,000

•        Matthews Asia Pacific Equity Income Fund $10,001-$50,000

•        Matthews Asian Growth and Income Fund $10,001-$50,000

•        Matthews China Fund $1-$10,000

•        Matthews Japan Fund $10,001-$50,000

J. Michael Oh

•        Matthews Asia Pacific Equity Income Fund $1-$10,000

•        Matthews Asian Growth and Income Fund $1-$10,000

•        Matthews Pacific Tiger Fund $1 - $10,000

•        Matthews Asian Technology Fund $50,001-$100,000

•        Matthews China Fund $1-$10,000

•        Matthews India Fund $1-$10,000

•        Matthews Korea Fund $10,001-$50,000

Sharat Shroff

•        Matthews Asia Pacific Fund $1-$10,000

•        Matthews Asia Pacific Equity Income Fund $1-$10,000

•        Matthews China Fund $1-$10,000

•        Matthews India Fund $1-$10,000

•        Matthews Japan Fund $1-$10,000

•        Matthews Korea Fund $1-$10,000

Principal Underwriter

The Trust entered into an Underwriting Agreement dated December 31, 2000, as amended (the “Underwriting Agreement”) with PFPC Distributors, Inc., which is currently located at 760 Moore Road, King of Prussia, PA 19406 (“PFPC Distributors” or the “Underwriter”). PFPC Distributors acts as an underwriter of the Funds’ shares for the purpose of facilitating the registration of shares of the Funds under state securities laws and assists in the continuous offering of shares pursuant to the Underwriting Agreement approved by the Board of Trustees. In some cases, the services for which compensation is sought may be bundled with services not related to shareholder servicing, and may include distribution fees. The Board of Trustees has made a reasonable allocation of the portion of bundled fees, and Matthews pays from its own resources, that portion of the fees that the Board of Trustees determines may represent compensation by intermediaries for distribution services. In addition, Matthews has entered into an agreement with PFPC Distributors, which states that Matthews, out of its own resources, will pay for all distribution services fees for the Trust.

In this regard, PFPC Distributors has agreed at its own expense to qualify as a broker-dealer under all applicable federal or state laws in those states that the Trust shall from time to time identify to

Matthews Asian Funds

PFPC Distributors as states in which it wishes to offer its shares for sale, in order that state registrations may be maintained for the Funds. PFPC Distributors is a broker-dealer registered with the SEC and a member in good standing of the National Association of Securities Dealers, Inc.

Service Agreements

PFPC Inc. is currently located at 760 Moore Road, King of Prussia, PA 19406 (“PFPC” or the “Administrator”). PFPC provides certain administrative services to the Trust pursuant to an Investment Company Services Agreement dated as of June 1, 2004, as amended (the “Investment Company Services Agreement”).

Under the Investment Company Services Agreement, PFPC: (i) coordinates with the custodian and transfer agent and monitors the services they provide to the Funds; (ii) coordinates with and monitors any other third parties furnishing services to the Funds; (iii) provides the Funds with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions; (iv) supervises the maintenance by third parties of such books and records of the Funds as may be required by applicable federal or state law; (v) prepares or supervises the preparation by third parties of all federal, state and local tax returns and reports of the Funds required by applicable law; (vi) prepares and files and arranges for the distribution of proxy materials and periodic reports to shareholders of the Funds as required by applicable law; (vii) prepares and arranges for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law; (viii) reviews and submits to the officers of the Trust for their approval invoices or other requests for payment of the Funds’ expenses and instructs the custodian to issue checks in payment thereof; and (ix) takes such other action with respect to the Trust or the Funds as may be necessary in the opinion of the Administrator to perform its duties under the Investment Company Services Agreement.

During the fiscal years ended December 31, 2006 and 2005, the fiscal period of September 1, 2004 to December 31, 2004 and the prior fiscal year ended August 31, 2004 the aggregate paid to the Administrator by the Funds totaled $2,049,691, $1,300,592, $328,324, and $1,552,920 respectively and are broken down as follows:

Matthews Fund	Fees Paid to Administrator During FYE 08-31-04	Fees Paid to Administrator During Fiscal Period of 09-01-04 to 12-31-04[1]	Fees Paid to Administrator During FYE 12-31-05*	Fees Paid to Administrator During FYE 12-31-06*
Asia Pacific Fund	$24,207	$11,187	$62,123	$117,032
Asia Pacific Equity Income Fund	**	**	**	$178
Pacific Tiger Fund	$372,635	$87,380	$443,156	$849,162
Asian Growth and Income Fund	$670,926	$139,308	$511,385	$558,198
Asian Technology Fund	$25,085	$4,504	$12,360	$26,196
China Fund	$233,293	$46,944	$135,418	$177,341
India Fund	***	***	$1,161	$125,207
Japan Fund	$65,785	$24,149	$77,286	$112,474
Korea Fund	$160,989	$14,852	$57,703	$83,903

[1]	The Funds changed their fiscal year-end from August 31 to December 31, effective December 31, 2004.

*	Beginning September 1, 2005, PFPC agreed to waive a portion of its administration service fees. The waiver is $25,000 annually allocated evenly across the Funds. These figures represent the net fees paid to PFPC.

**	The Matthews Asia Pacific Equity Income Fund commenced operations on October 31, 2006.

***	The Matthews India Fund commenced operations on October 31, 2005.

Matthews Asian Funds

Rule 12b-1 Plan (Distribution Plan)

The 12b-1 Plan (the “Plan”) authorizes the use of the Funds’ assets to compensate parties which provide distribution assistance or shareholder services, including, but not limited to, printing and distributing prospectuses to persons other than shareholders, printing and distributing advertising and sales literature and reports to shareholders used in connection with selling shares of the Funds, and furnishing personnel and communications equipment to service shareholder accounts and prospective shareholder inquiries. The Plan currently is not active but will be reviewed by the Board annually in the event that it determines it is necessary to utilize the Plan.

Administration and Shareholder Services Agreement

The Trust entered into an Administration and Shareholder Services Agreement with Matthews as of August 13, 2004, as amended (the “Services Agreement”). Matthews (or its affiliate) serves as the service provider under the Services Agreement and, as such, receives any fees paid by the Funds pursuant to the Services Agreement.

Under the Services Agreement, the Funds pay an annual administration and shareholder servicing fee to Matthews or other service providers, as a percentage of the average daily net assets of each respective Fund, computed and prorated on a daily basis. Under the Services Agreement, the Funds pays 0.25% of its average daily net assets within the Fund complex between $0 and $2 billion, 0.20% of its average daily net assets within the Fund complex between $2 billion and $5 billion, and 0.15% of its average daily net assets within the Fund complex in excess of $5 billion. Additionally, Matthews has voluntarily agreed to reduce its fees (i) to 0.1834% of average daily net assets for assets between $3 and $4 billion; and (ii) to 0.167% of average daily net assets for assets between $4 and $5 billion. Such waivers may be discontinued without notice. Such amounts are compensation for providing certain administrative and shareholder services to current shareholders of the Funds, including: overseeing the Funds’ transfer agent, accounting agent, custodian and administrator; overseeing each Fund’s compliance with its legal, regulatory and ethical policies and procedures; assisting with the preparation of agendas and other materials drafted by the Funds’ third-party administrator for the Trust’s Board meetings; responding to shareholder communications; coordinating shareholder mailings, which includes transmitting proxy statements, annual reports, prospectuses, and other correspondence from the Funds to shareholders; providing regular communications and investor education materials to shareholders, which may include communications via electronic means, such as electronic mail; providing certain shareholder services not handled by the Funds’ transfer agent; communicating with investment advisers whose clients own or hold shares of the Funds; and providing such other information and assistance to shareholders as may be reasonably requested by such shareholders. Fees charged and waived under the shareholder servicing fee arrangement during the fiscal years ended December 31, 2006 and 2005, the four-month period from September 1, 2004 to December 31, 2004 and the fiscal year ended August 31, 2004 were as follows:

Matthews Asian Funds

	FYE 12-31-06
Matthews Fund	Administration and Shareholder Servicing Fees	Administration and Shareholder Servicing Fees Reimbursed	Total	Fee in Basis Points
Asia Pacific Fund	$782,661	($28,681)	$753,980	19%
Asia Pacific Equity Income Fund*	$4,182	($138)	$4,044	19%
Pacific Tiger Fund	$5,616,404	($205,739)	$5,410,665	19%
Asian Growth and Income Fund	$3,697,126	($136,022)	$3,561,104	19%
Asian Technology Fund	$182,783	($6,665)	$176,118	19%
China Fund	$1,179,902	($42,965)	$1,136,937	19%
India Fund	$834,931	($30,042)	$804,889	19%
Japan Fund	$753,381	($27,853)	$725,528	19%
Korea Fund	$564,558	($20,894)	$543,664	19%

*	The Matthews Asia Pacific Equity Income Fund commenced operations on October 31, 2006.

	FYE 12-31-05
Matthews Fund	Administration and Shareholder Servicing Fees	Administration and Shareholder Servicing Fees Reimbursed	Total	Fee in Basis Points
Asia Pacific Fund	$410,564	($7,803)	$402,761	0.22%
Asia Pacific Equity Income Fund	*	*	*	*
Pacific Tiger Fund	$2,884,910	($55,153)	$2,829,757	0.22%
Asian Growth and Income Fund	$3,313,544	($55,677)	$3,257,867	0.22%
Asian Technology Fund	$87,004	($1,416)	$85,588	0.22%
China Fund	$881,031	($13,935)	$867,096	0.22%
India Fund**	$11,448	($477)	$10,971	0.22%
Japan Fund	$507,738	($9,124)	$498,614	0.22%
Korea Fund	$381,176	($6,935)	$374,241	0.22%

*	The Matthews Asia Pacific Equity Income Fund commenced operations on October 31, 2006.

**	The Matthews India Fund commenced operation on October 31, 2005.

	Fiscal Period of 09-01-04 to 12-31-04***
Matthews Fund	Administration and Shareholder Servicing Fees		Administration and Shareholder Servicing Fees Reimbursed	Total		Fee in Basis Points
Asia Pacific Fund	$71,031		($4,198)	$66,833		0.22%
Asia Pacific Equity Income Fund	*		*	*		*
Pacific Tiger Fund	$554,787		($84,923)	$469,864		0.20%
Asian Growth and Income Fund	$884,810		($160,992)	$723,818		0.19%
Asian Technology Fund	$28,612		($5,372)	$23,240		0.19%
China Fund	$298,248		($46,134)	$252,114		0.20%
India Fund	*	*	* *	*	*	* *
Japan Fund	$153,463		($13,135)	$140,328		0.22%
Korea Fund	$94,358		($71,157)	$23,201		0.06%

*	The Matthews Asia Pacific Equity Income Fund commenced operations on October 31, 2006.

**	The Matthews India Fund commenced operations on October 31, 2005.

***	The Funds changed their fiscal year-end from August 31 to December 31, effective December 31, 2004.

Matthews Asian Funds

	FYE 08-31-04
Matthews Fund	Shareholder Servicing Fees	Fee in Basis Points
Asia Pacific Fund	$23,822	0.06%
Asia Pacific Equity Income Fund	*	*
Pacific Tiger Fund	$297,638	0.06%
Asian Growth and Income Fund	$520,383	0.06%
Asian Technology Fund	$19,715	0.06%
China Fund	$184,606	0.06%
India Fund	**	**
Japan Fund	$61,055	0.06%
Korea Fund	$114,766	0.06%

*	The Matthews Asia Pacific Equity Income Fund commenced operations on October 31, 2006.

**	The Matthews India Fund commenced operations on October 31, 2005.

Transfer Agent

PFPC Inc. (“PFPC”) is currently located at 760 Moore Road, King of Prussia, PA 19406 and provides transfer agency and dividend disbursing agent services for the Funds. As part of these services, PFPC maintains records pertaining to the sale, redemption, and transfer of each Fund’s shares and distributes each Fund’s cash distributions to shareholders.

Custodian

The Bank of New York, One Wall Street, New York, New York 10286 is the custodian of the Trust’s assets pursuant to a custodian agreement. Under the custodian agreement, The Bank of New York (i) maintains a separate account or accounts in the name of each Fund, (ii) holds and transfers portfolio securities on account of each Fund, (iii) accepts receipts and makes disbursements of money on behalf of each Fund, (iv) collects and receives all income and other payments and distributions on account of each Fund’s securities, and (v) makes periodic reports to the Board of Trustees concerning each Fund’s operations.

Counsel to the Trust

Paul, Hastings, Janofsky & Walker LLP, 55 Second Street, 24th Floor, San Francisco, CA 94105 serves as counsel to the Trust.

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP, 1818 Market Street, Suite 2400, Philadelphia, PA 19103, serves as the independent auditors of the Trust. The Independent Registered Public Accounting Firm provides audit services and assistance and consultation with respect to regulatory filings with the SEC. The books of each Fund will be audited at least once each year by Tait, Weller & Baker LLP.

Brokerage Allocation and Other Practices

Matthews is responsible for effecting portfolio transactions and will do so in a manner deemed fair and reasonable to the Funds. The primary consideration in all portfolio transactions will be seeking the best execution of the transaction taking into account the net proceeds of the transaction as well as qualitative factors.

In selecting and monitoring broker-dealers and negotiating commissions, Matthews may consider a number of factors, including, for example, net price, reputation, financial strength and stability, efficiency of execution and error resolution, block trading and block positioning capabilities,

Matthews Asian Funds

willingness to execute related or unrelated difficult transactions in the future, and other matters involved in the receipt of brokerage services generally.

Matthews may also purchase from a broker or allow a broker to pay for certain research services, economic and market information, portfolio strategy advice, industry and company comments, technical data, recommendations, general reports, consultations, performance measurement data, on-line pricing and news services. The Funds do not engage in “directed brokerage,” or the compensation of a broker-dealer for promoting or selling the Funds’ shares by directing portfolio securities transactions to that broker or dealer.

Matthews may pay a brokerage commission in excess of that which another broker-dealer might charge for effecting the same transaction in recognition of the value of these research services. In such a case, however, Matthews will determine in good faith that such commission is reasonable in relation to the value of brokerage and research provided by such broker-dealer, viewed in terms of either the specific transaction or Matthews’ overall responsibilities to the portfolios over which Matthews exercises investment authority. Research services furnished by brokers through whom Matthews intends to effect securities transactions may be used in servicing all of Matthews’ accounts; not all of such services may be used by Matthews in connection with accounts that paid commissions to the broker providing such services. In conducting all of its soft dollar relationships, Matthews will seek to take advantage of the safe harbor provided by Section 28(e) of the Securities Exchange Act of 1934, as amended.

Matthews will attempt to allocate portfolio transactions among the Funds and other accounts on a fair basis whenever concurrent decisions are made to purchase or sell securities by the Funds and other accounts. In making such allocations between the Funds and others, the main factors to be considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the persons responsible for recommending investments to the Funds and the other accounts. In some cases, this procedure could have an adverse effect on the Funds. In the opinion of Matthews, however, the results of such procedures will, on the whole, be in the best interests of each of the clients.

For the fiscal years ended December 31, 2006 and 2005, the fiscal period of September 1, 2004 to December 31, 2004 and the prior fiscal year ended August 31, 2004, the aggregate brokerage commissions paid by the Trust on behalf of the Funds amounted to $10,124,388, $5,891,469, $1,176,373, and $5,615,208 respectively. All such amounts were considered by the Fund in directing transactions to a broker dealer because of proprietary or third party research services provided by such broker dealers. Commissions increased during the fiscal year ended August 31, 2004 due to an increase of investment transactions (security purchases and sales) throughout all of the Funds. The aggregate brokerage commissions attributable to each Fund are set forth below.

Matthews Asian Funds

Matthews Fund	Brokerage Commissions Paid During FYE 08-31-04		Brokerage Commissions Paid During Fiscal Period of 09-01-04 to 12-31-04[1]		Brokerage Commissions Paid During FYE 12-31-05	Brokerage Commissions Paid During FYE 12-31-06
Asia Pacific Fund	$236,967		$55,571		$459,368	$827,164
Asia Pacific Equity Income Fund	*		*		*	$39,754
Pacific Tiger Fund	$1,682,724		$484,147		$2,892,779	$3,969,871
Asian Growth and Income Fund	$1,643,576		$405,078		$1,371,528	$1,725,534
Asian Technology Fund	$131,688		$15,014		$72,893	$259,653
China Fund	$1,147,258		$96,248		$239,849	$750,423
India Fund	*	*	*	*	$224,464	$1,373,211
Japan Fund	$372,641		$58,428		$381,998	$759,823
Korea Fund	$400,354		$61,887		$248,590	$418,955

[1]	The Funds changed their fiscal year-end from August 31 to December 31, effective December 31, 2004.

*	The Matthews Asia Pacific Equity Income Fund was not in operation during the fiscal year.

**	The Matthews India Fund was not in operation during the fiscal year.

Each Fund may at times invest in securities of its regular broker-dealers or the parent of its regular broker-dealers. The value of each Fund’s aggregate holdings of securities of its regular broker-dealers as of December 31, 2006 is as follows:

Fund Name	Issuer	Value of Fund’s Aggregate Holdings of Issuer
Matthews Asian Growth & Income Fund	HSBC Holdings PLC	$56,361,685
Matthews Japan Fund	Nomura Holdings, Inc.	$2,791,984
Matthews Asia Pacific Fund	Nomura Holdings, Inc.	$5,451,914
Matthews Asia Pacific Equity Income Fund	HSBC Holdings PLC	$960,652

There were no brokerage transactions involving the Funds with any brokers that are affiliated with the Trust or Matthews.

Shares of Beneficial Interest

The Funds are authorized to issue an unlimited number of shares of beneficial interest, each with a $0.001 par value. Shares of each Fund represent equal proportionate interests in the assets of the Fund only, and have identical voting, dividend, redemption, liquidation and other rights. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other right to subscribe to any additional shares and no conversion rights.

Each whole share is entitled to one vote as to each matter on which it is entitled to vote, and each fractional share is entitled to a proportionate fractional vote. The voting rights of shareholders can be changed only by a shareholder vote.

The Funds may be terminated upon the sale and conveyance of their assets to another fund, partnership, association or corporation, or to a separate series thereof, or upon the sale and conversion into money of its assets. The Trustees may terminate or sell all or a portion of the assets of the Funds without prior shareholder approval. In the event of the dissolution or liquidation of any of the Funds, shareholders of that Fund are entitled to receive the underlying assets of the Fund available for distribution.

Matthews Asian Funds

The validity of shares of beneficial interest offered by this registration statement has been passed on by Paul, Hastings, Janofsky & Walker LLP, 55 Second Street, 24th Floor, San Francisco, CA 94105.

All accounts will be maintained in book entry form and no share certificates will be issued.

Purchase, Redemption and Pricing of Shares

Purchase of Shares

The shares are offered to the public through the Underwriter or through investment professionals who may charge a fee for their services.

Determination of Net Asset Value

Generally, the net asset value (“NAV”) per share of the Funds will be determined as of the close of trading on each day the New York Stock Exchange (“NYSE”) is open for trading. The Funds do not determine NAV on days that the NYSE is closed and at other times described in the Prospectus. However, the Funds may, under extraordinary circumstances, calculate the NAV of their respective shares on days on which the NYSE is closed for trading. The NYSE is closed on the days on which the following holidays are observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Additionally, if any of the aforementioned holidays falls on a Saturday, the NYSE will not be open for trading on the preceding Friday and when such holiday falls on a Sunday, the NYSE will not be open for trading on the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or the yearly accounting period.

Market values for equity securities generally are determined based on the last sale price on the principal exchange or over-the-counter market on which the security is traded. If a reliable last sale price is not available, market values for equity securities are determined using the mean between the last available bid and asked price. Securities are valued through valuations obtained from a pricing service that is independent of the Funds and Matthews or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Trustees. Corporate debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds may value these portfolio securities by utilizing quotations from bond dealers, information with respect to bond transactions and may rely on independent pricing services to assist in determining a current market value for each security.

Short-term fixed-income securities having a maturity of 60 days or less are valued at amortized cost, which the Board of Trustees believes represents fair value. When a security is valued at amortized cost, it is first valued at its purchase price. After it is purchased, it is valued by assuming a constant amortization to maturity of any discount or premium (because the Funds are highly likely to hold the security until it matures and then receive its face value), regardless of the way of changing interest rates could change the market value of the instrument.

Generally portfolio securities subject to a “foreign share” premium are valued at the local share prices (i.e., without including any foreign share premium). In addition, in certain countries shares may be purchased in a local class or, subject to certain limitations, in a class reserved for foreign purchasers. Foreign classes of securities frequently trade at a premium when any purchase limitations have been met. In such cases shares held in a foreign class will be valued at the foreign class price. However, foreign class shares will be valued at the local class price if either the foreign class is not full or the foreign class is not trading.

Matthews Asian Funds

Trading in securities on Asia Pacific exchanges and over-the-counter markets is normally completed well before the close of the business day in New York. In addition, securities trading in Asia Pacific may not take place on all business days in New York. Furthermore, trading takes place in markets of Asia Pacific and in various foreign markets on days that are not business days on which the NYSE is open and therefore the Funds’ NAV are not calculated.

The calculation of the Funds’ NAV may not take place contemporaneously with the determination of the prices of portfolio securities held by each Fund. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the NYSE will not be reflected in the Funds’ calculation of NAV unless the Board of Trustees deems that the particular event would materially affect the NAV in which case an adjustment will be made. Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the NAV of the Funds’ shares into U.S. dollars at the prevailing market rates. The fair value of all other assets is added to the value of securities to arrive at the total assets.

Matthews has a Pricing Committee, comprised of at least one Trustee of the Trust, as well as certain officers of the Trust and employees of Matthews, which reviews and monitors the pricing policies adopted by the Board. The Pricing Committee is responsible for determining the fair value of the Funds’ securities as needed in accordance with the pricing policies and performs such other tasks as the Board deems necessary. The Pricing Committee meets on an ad hoc basis to discuss issues relating to the valuation of securities held by the Funds. Committee members are required to report actions taken at their meetings at the next scheduled Board meeting following the Pricing Committee’s meeting.

Redemption Fees

The Funds will assess a redemption fee of 2.00% of the total redemption proceeds if you sell or exchange your shares within 90 calendar days after purchasing them. The redemption fee is paid directly to the Funds and is designed to discourage frequent short-term trading and to offset transaction costs associated with such trading of each Fund’s shares. For purposes of determining whether the redemption fee applies, the shares that have been held the longest will be redeemed first. The redemption fee does not apply to redemptions of shares held in certain omnibus accounts and retirement plans that cannot currently implement the redemption fee. While these exceptions exist, the Funds are not accepting any new accounts from intermediaries that cannot implement the redemption fee. The redemption fee does not apply to shares purchased through reinvested dividends or capital gains.

If you purchase shares through an intermediary, consult your intermediary to determine how the 90 calendar day holding period will be applied.

Please note that the redemption fee also applies to exchanges of shares between Matthews Asian Funds. That is, for purposes of calculating the redemption fee, if you exchange your shares from one Matthews Asian Fund to another within 90 days of purchase, the 2.00% redemption fee will be assessed. In addition, the 90 calendar day holding period begins anew. Occasionally, when accounts are transferred from one intermediary to another, shares may not be properly aged within the new account. If you believe you have been charged a redemption fee in error, please contact your financial intermediary.

Redemption in Kind

At the organizational meeting of the Trust, the Trustees directed that the Trust elect to pay redemptions in cash as consistent with Rule 18f-1 of the 1940 Act. The Trustees further directed that Form N-18F-1 be filed with the SEC on the Trust’s behalf committing the Trust to pay in cash all requests for redemption by any shareholder of record, limited in amount with respect to each

Matthews Asian Funds

shareholder during any 90 calendar day holding period to the lesser of $250,000 or 1% of the NAV of the Fund at the beginning of such period. This means that the Trust could, if the redemption is larger than $250,000 or 1% of the net asset value of the Fund, pay a redemption with the securities held in the Fund’s portfolio. If this occurred, the shareholder receiving these portfolio securities would incur transaction charges if such shareholder were to convert the securities into cash. Due to market restrictions in certain markets, the option of the Funds to redeem in kind may be limited.

Equalization

For any of its fiscal years, the Funds may use the equalization method to allocate taxable income. Equalization allocates a pro rata share of taxable income to departing shareholders when they redeem shares of the Funds, reducing the amount of the distribution to be made to remaining shareholders of each Fund. The equalization is designed to allocate transaction costs of portfolio transactions equitably among the Funds’ shareholders.

Dividends and Distributions

Dividends from net investment income, if any, are normally declared and paid by the Funds in December. Capital gains distributions, if any, are normally made after October 31. The Funds may make additional payments of dividends or distributions if they deem it to be desirable and in the best interests of shareholders at other times during the year. The Matthews Asian Growth and Income Fund and the Matthews Asia Pacific Equity Income Funds seek to distribute income twice each year, generally in June and December. Any dividend or distributions paid by the Funds have the effect of reducing the net asset value per share on the record date by the amount of the dividend of distribution. To the extent the Funds make a mid-year distribution of realized capital gains, the Funds runs the risk of over-distributing because subsequent capital losses realized prior to October 31 may more than offset the amount of the distribution. An over-distribution of capital gains is in effect a return of capital. Therefore, the Funds will only make a special mid-year distribution of capital gains in circumstances where the Board of Trustees has determined that it is more likely than not to be in the best interests of shareholders generally and that the amount of the distribution is not likely to result in an unintended return of capital.

Taxation of the Trust

In General

Each Fund has elected and intends to continue to qualify each year as a regulated investment company under Subchapter M of the Code. In order to so qualify for any taxable year, a fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (ii) distribute at least 90% of its dividend, interest and certain other taxable income each year; and (iii) at the end of each fiscal quarter maintain at least 50% of the value of its total assets in cash, government securities, securities of other regulated investment companies, and other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of a fund’s total assets and 10% of the outstanding voting securities of such issuer, and have no more than 25% of its assets invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the fund controls and which are engaged in the same, similar or related trades and businesses.

Matthews Asian Funds

To the extent the Funds qualify for treatment as a regulated investment company, they will not be subject to Federal income tax on income paid to shareholders in the form of dividends or capital gains distributions.

An excise tax will be imposed on the excess, if any, of the Funds’ “required distributions” over actual distributions in any calendar year. Generally, the “required distribution” is 98% of a Fund’s ordinary income for the calendar year plus 98% of its net capital gains recognized during the one-year period ending on October 31 plus undistributed amounts from prior years. The Funds intend to make distributions sufficient to avoid imposition of the excise tax. For a distribution to qualify as such with respect to a calendar year under the foregoing rules, it must be declared by the Funds during October, November or December to shareholders of record during such months and paid by January 31 of the following year. Such distributions will be taxable in the year they are declared, rather than the year in which they are received.

Shareholders will be subject to federal income taxes on distributions made by the Funds whether received in cash or additional shares of the Fund. Distributions of net investment income and net capital gains, if any, will be taxable to shareholders without regard to how long a shareholder has held shares of the Funds. Dividends paid by the Funds may qualify in part for the dividends received deduction for corporations.

The Funds will notify shareholders each year of the amount of dividends and distributions, and the portion of their dividends which qualify for the corporate dividends-received deduction or any reduced rate of taxation applicable to “qualified dividends.”

Taxes Regarding Options, Futures and Foreign Currency Transactions

When the Funds write a call, or purchase a put option, an amount equal to the premium received or paid by it is included in the Funds’ accounts as an asset and as an equivalent liability. In writing a call, the amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. The current market value of a written option is the last sale price on the principal exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option that a Fund has written expires on its stipulated expiration date, that Fund recognizes a short-term capital gain. If the Fund enters into a closing purchase transaction with respect to an option that the Fund has written, the Fund realizes a short-term gain (or loss if the cost of the closing transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option that the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.

The premium paid by a Fund for the purchase of a put option is recorded in that Fund’s assets and liabilities as an investment and subsequently adjusted daily to the current market value of the option. For example, if the current market value of the option exceeds the premium paid, the excess would be unrealized appreciation and, conversely, if the premium exceeds the current market value, such excess would be unrealized depreciation. The current market value of a purchased option is the last sale price on the principal exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option that the Fund has purchased expires on the stipulated expiration date, the Fund realizes a short-term or long-term capital loss for Federal income tax purposes in the amount of the cost of the option. If the Fund exercises a put option, they realize a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale, which will be decreased by the premium originally paid.

Matthews Asian Funds

Accounting for options on certain stock indices will be in accordance with generally accepted accounting principles. The amount of any realized gain or loss on closing out such a position will result in a realized gain or loss for tax purposes. Such options held by a Fund at the end of each fiscal year on a broad-based stock index will be required to be “marked-to-market” for federal income tax purposes. 60% of any net gain or loss recognized on such deemed sales or on any actual sales it will be treated as long-term capital gain or loss and the remainder will be treated as short-term capital gain or loss (“60/40 gain or loss”). Certain options, futures contracts and options on futures contracts utilized by a Fund are “Section 1256 contracts.” Any gains or losses on Section 1256 contracts held by a Fund at the end of each taxable year (and on October 31 of each year for purposes of the 4% excise tax) are “marked-to-market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as a 60/40 gain or loss.

Other Foreign Tax Issues

In India, a tax of 10% plus surcharges is currently imposed on gains from sales of equities held not more than one year and sold on a recognized stock exchange in India. Gains from sales of equity securities in other cases are taxed at a rate of 30% plus surcharges (for securities held not more than one year) and 10% (for securities held for more than one year). There is no tax on gains from sales of equities held for more than one year and sold on a recognized stock exchange in India.

Also in India, the tax rate on gains from sales of listed debt securities is currently 10% plus surcharges if the securities have been held more than one year and 30% plus surcharges if the securities have been held not more than one year. Securities transaction tax applies for specified transactions at specified rates. India imposes a tax on interest on securities at a rate of 20% plus surcharges. This tax is imposed on the investor and payable prior to repatriation of sales proceeds. The tax is computed on net realized gains; any realized losses in excess of gains may be carried forward for a period of up to 8 years to offset future gains. India imposes a tax on dividends paid by an Indian company at a rate of 12.5% plus surcharges. This tax is imposed on the company that pays the dividends. Please refer to the Purchase, Redemption and Pricing of Shares section for information on how treatment of this tax affects the Fund’s daily NAV.

Taxes incurred on the India Fund’s short-term realized gains may lower the potential short-term capital gains distribution of the Funds. Any taxes paid in India by the India Fund on short-term realized gains will be available to be included in the calculation of the Fund’s foreign tax credit that is passed through to shareholders via Form 1099-DIV. Although taxes incurred on short-term gains may lower the potential short-term capital gains distribution of the India Fund, they also potentially lower, to a larger extent, the total return of the India Fund as proceeds from sales are reduced by the amount of the tax.

Under the U.S.-Korea income tax treaty, as presently in effect, the government of Korea imposes a non-recoverable withholding tax and resident tax aggregating 16.5% on dividends and 13.2% on interest paid by Korean issuers. Under U.S.-Korea income tax treaty, there is no Korean withholding tax on realized capital gains.

The above discussion and the related discussion in the Prospectus are not intended to be complete discussions of all applicable Federal or foreign tax consequences of an investment in the Funds. Dividends and distributions also may be subject to state and local taxes. Shareholders are urged to consult their tax advisors regarding specific questions as to federal, state and local taxes, as well as any foreign tax implications.

The foregoing discussion relates solely to U.S. investors. Non-U.S. investors should consult their tax advisors concerning the tax consequences of ownership of shares of the Funds, including the

Matthews Asian Funds

possibility that distributions may be subject to a 30% U.S. withholding tax (or a reduced rate of withholding provided by treaty).

Other Information

Statements contained in the Prospectus or in this SAI as to the contents of any contract or other document referred to are not necessarily complete, and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this SAI form a part. Each such statement is qualified in all respects by such reference.

Reports to Shareholders

Shareholders will receive un-audited semi-annual reports describing the Funds’ investment operations and annual financial statements audited by independent certified public accountants. Inquiries regarding the Funds may be directed to Matthews at (800) 789-ASIA [2742].

Financial Statements

The financial statements for the Funds, including the notes thereto as of December 31, 2006 are incorporated by reference from the Funds’ 2006 Annual Report to Shareholders and the Funds’ 2006 Semi-Annual Report to Shareholders as filed with the SEC on Form N-CSR.

Matthews Asian Funds

Appendix: Bond Ratings

Moody’s Investors Service, Inc. (“Moody’s”) describes classifications of corporate bonds as follows:

“Aaa” – Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

“Aa” – Bonds are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the “Aaa” securities.

“A” – Bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

“Baa” – Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

“Ba” – Bonds are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

“B” – Bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

“Caa” – Bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

“Ca” – Bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

“C” – Bonds are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note: Moody’s applies numerical modifiers 1, 2, and 3 in each generic rating classification from “Aa” through “Caa.” The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.

Matthews Asian Funds

Standard & Poor’s Corporation (“S&P”) describes classification of corporate and municipal debt as follows:

“AAA” – An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

“AA” – An obligation rated “AA” differs from the highest rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

“A” – An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

“BBB” – An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated “BB,” “B,” “CCC,” “CC” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “CC” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

“BB” – An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

“B” – An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB,” but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

“CCC” – An obligation rated “CCC” is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

“CC” – An obligation rated “CC” is currently highly vulnerable to nonpayment.

“C” – The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.

“D” – An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payment will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-) – The ratings from “AA” through “CCC” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Matthews Asian Funds

MATTHEWS INTERNATIONAL FUNDS

Form N-1A

Part C - Other Information

Item 23.	Exhibits

(a)	Trust Instrument and Certificate of Trust is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 5 on December 26, 1996.

(b)	By-Laws are incorporated herein by reference to and were filed electronically with Post-Effective Amendment No. 5 on December 26, 1996.

(c)	Not Applicable.

(d)(1)	Form of Investment Advisory Agreement between Matthews International Funds and Matthews International Capital Management, LLC, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 16 on December 21, 2001.

(d)(2)	Investment Advisory Agreement between Matthews International Capital Management, LLC and Matthews International Funds on behalf of the Matthews Asia Pacific Fund, dated October 31, 2003, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 20 on December 23, 2003.

(d)(3)	Investment Advisory Agreement between Matthews International Capital Management, LLC and Matthews International Funds on behalf of each series of the Trust, dated August 31, 2004, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 22 on October 28, 2004.

(d)(4)	Amended Appendix A to the Investment Advisory Agreement between Matthews International Capital Management, LLC and Matthews International Funds, dated August 12, 2005 to reflect the addition of the Matthews India Fund, is incorporated herein by reference to and was filed electronically with Post- Effective Amendment No. 27 on October 31, 2005.

(d)(5)	Amended Appendix A to the Investment Advisory Agreement between Matthews International Capital Management, LLC and Matthews International Funds, dated August 11, 2006 to reflect the addition of the Matthews Asia Pacific Equity Income Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 29 on August 15, 2006.

(e)(1)	Underwriting Agreement for Matthews International Funds with PFPC Distributors, Inc., dated December 31, 2000, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 16 on July 16, 2001.

(e)(2)	Amended Schedule A to Underwriting Agreement for Matthews International Funds with PFPC Distributors, Inc., dated August 15, 2003 to reflect the addition of the Matthews Asia Pacific Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 20 on December 23, 2003.

(e)(3)	Amended Schedule A to Underwriting Agreement for Matthews International Funds with PFPC Distributors, Inc., dated August 12, 2005 to reflect the addition of the Matthews India Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 27 on October 31, 2005.

(e)(4)	Amended Schedule A to Underwriting Agreement for Matthews International Funds with PFPC Distributors, Inc., dated August 11, 2006 to reflect the addition of the Matthews Asia Pacific Equity Income Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 29 on August 15, 2006.

(f)	Not Applicable.

(g)(1)	Custody Agreement with The Bank of New York, dated September 25, 2000 is incorporated herein by reference to and was filed electronically with Post- Effective Amendment No. 16 on December 21, 2001.

(g)(2)	Amended Schedule II to Custody Agreement with The Bank of New York, dated August 15, 2003 to reflect the addition of the Matthews Asia Pacific Fund, is incorporated herein by reference to and was filed electronically with Post- Effective Amendment No. 20 on December 23, 2003.

(g)(3)	Amended Schedule II to Custody Agreement with The Bank of New York, dated August 12, 2005 to reflect the addition of the Matthews India Fund, is incorporated herein by reference to and was filed electronically with Post- Effective Amendment No. 27 on October 31, 2005.

(g)(4)	Amended Schedule II to Custody Agreement with The Bank of New York, dated, dated August 11, 2006 to reflect the addition of the Matthews Asia Pacific Equity Income Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 29 on August 15, 2006.

(h)(1)	Investment Company Services Agreement for Matthews International Funds with FPS Services, Inc., dated October 1, 1997, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 8 on December 31, 1997.

(h)(1)(i)	Amendment to Investment Company Services Agreement dated November 11, 1997, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 8 on December 31, 1997.

(h)(1)(ii)	Amendment to Investment Company Services Agreement, dated July 31, 1998, is incorporated herein by reference to and was filed electronically with Post- Effective Amendment No. 16 on December 21, 2001.

(h)(1)(iii)	Amendment to Investment Company Services Agreement, dated December 30, 1998, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 16 on December 21, 2001.

(h)(1)(iv)	Amendment No. 3 to Investment Company Services Agreement, dated October 15, 1999, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 13 on December 20, 1999.

(h)(1)(v)	Amendment to Investment Company Services Agreement, dated December 1, 1999, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 13 on December 20, 1999.

(h)(1)(vi)	Amendment to Investment Company Services Agreement, dated May 1, 2001, is incorporated herein by reference to and was filed electronically with Post- Effective Amendment No. 16 on December 21, 2001.

(h)(1)(vii)	Anti-Money Laundering and Privacy Amendment dated, July 24, 2002 to Investment Company Services Agreement, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 18 on July 18, 2003.

(h)(1)(viii)	Amendment to Investment Company Services Agreement, dated August 1, 2002, is incorporated herein by reference to and was filed electronically with Post- Effective Amendment No. 18 on July 18, 2003.

(h)(1)(ix)	Amendment to Investment Company Services Agreement, dated August 15, 2003 to reflect the addition of the Matthews Asia Pacific Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 20 on December 23, 2003.

(h)(1)(x)	Customer Identification Services Amendment to Investment Company Services Agreement, dated October 1, 2003, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 20 on December 23, 2003.

(h)(1)(xi)	Amended and Restated Investment Company Services Agreement dated June 1, 2004 is incorporated herein by reference to and was filed electronically with Post- Effective Amendment No. 27 on October 31, 2005.

(h)(1)(xii)	Amended Schedule A to Investment Company Services Agreement, dated August 12, 2005 to reflect the addition of the Matthews India Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 27 on October 31, 2005.

(h)(1)(xiii)	Amended Schedule A to Investment Company Services Agreement, dated, dated August 11, 2006 to reflect the addition of the Matthews Asia Pacific Equity Income Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 29 on August 15, 2006.

(h)(2)(i)	Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated April 17, 1998 and as amended April 3, 2002, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 18 on July 18, 2003.

(h)(2)(ii)	Amendment to Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated August 15, 2003 is incorporated herein by reference to and was filed electronically with Post- Effective Amendment No. 20 on December 23, 2003.

(h)(2)(iii)	Administration and Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated August 31, 2004 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 22 on October 28, 2004.

(h)(2)(iv)	Amended Schedule A to Administration and Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated August 12, 2005 to reflect the addition of the Matthews India Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 27 on October 31, 2005.

(h)(2)(v)	Amended Schedule A to Administration and Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated, dated August 11, 2006 to reflect the addition of the Matthews Asia Pacific Equity Income Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 29 on August 15, 2006.

(h)(2)(vi)	Amended Schedule B to Administration and Shareholder Services Agreement between Matthews International Funds and Matthews International Capital Management, LLC dated August 11, 2006 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 30 on October 31, 2006.

(h)(3)	Operating Expenses Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated November 14, 2003 is incorporated herein by reference to and was filed electronically with Post- Effective Amendment No. 28 on April 28, 2006.

(h)(3)(i)	Amendment to Operating Expenses Agreement Operating Expenses Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated August 12, 2005 to reflect the addition of the Matthews

India Fund is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 28 on April 28, 2006.

(h)(3)(ii)	Amendment to Operating Expenses Agreement Operating Expenses Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated August 11, 2006 to reflect the addition of the Matthews Asia Pacific Equity Income Fund, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 29 on August 15, 2006.

(h)(3)(iii)	Amendment to Operating Expenses Agreement between Matthews International Funds and Matthews International Capital Management, LLC, dated as of April 23, 2007 is filed herewith.

(i)	Legal Opinion and Consent of Counsel is filed herewith.

(j)	Consent of Independent Registered Public Accounting Firm is filed herewith.

(k)	Not Applicable.

(l)	Not Applicable.

(m)(1)	12b-1 Plan is incorporated herein by reference to and filed electronically with Post-Effective Amendment No. 13 on December 20, 1999.

(m)(2)	Distribution Plan – Class A dated August 13, 2004 is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 27 on October 31, 2005.

(n)	Not Applicable.

(o)	Second amended and restated 18f-3 Plan is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 16 on December 21, 2001.

(p)(1)	Code of Ethics of Matthews International Funds is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 16 on December 21, 2001.

(p)(2)	Code of Ethics of Matthews International Capital Management, LLC is incorporated herein by reference to and filed electronically with Post-Effective Amendment No. 14 on October 12, 2000.

(p)(3)	Code of Ethics of Matthews Asian Funds and Matthews International Capital Management, LLC, dated December 15, 2003, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 20 on December 23, 2003.

(p)(4)	Code of Ethics of Matthews Asian Funds and Matthews International Capital Management, LLC, dated October 11, 2004, is incorporated herein by reference and was filed electronically with Post-Effective Amendment No. 23 on December 29, 2004.

(p)(5)	Code of Ethics of Matthews Asian Funds and Matthews International Capital Management, LLC, dated May 2005, is incorporated herein by reference and was filed electronically with Post-Effective Amendment No, 26 on August 10, 2005.

(q)(1)	Power of Attorney dated, November 14, 2003, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 20 on December 23, 2003.

(q)(2)	Power of Attorney dated, January 27, 2004, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 21 on January 28, 2004.

(q)(3)	Power of Attorney dated, August 12, 2005, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 27 on October 31, 2005.

(q)(4)	Power of Attorney dated, May 25, 2006, is incorporated herein by reference to and was filed electronically with Post-Effective Amendment No. 29 on August 15, 2006.

Item 24.	Persons Controlled by or under Common Control with the Registrant

Not Applicable.

Item 25.	Indemnification

Section 10.2 of the Registrant’s Trust Instrument provides as follows:

10.2 Indemnification. The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, provided that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, provided that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this Section 10.2, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

The Trust shall indemnify officers, and shall have the power to indemnify representatives and employees of the Trust, to the same extent that Trustees are entitled to indemnification pursuant to this Section 10.2.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

Section 10.3 of the Registrant’s Trust Instrument, incorporated herein by reference as Exhibit 1 to Post-Effective Amendment No. 5, also provides for the indemnification of shareholders of the Registrant. Section 10.3 states as follows:

10.3 Shareholders. In case any Shareholder or former Shareholder of any Series shall be held to be personally liable solely by reason of his being or having been a shareholder of such Series and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Trust and satisfy any judgment thereon from the assets of the Series.

In addition, Registrant currently has a trustees’ and officers’ liability policy covering certain types of errors and omissions.

Item 26.	Business and Other Connections of Advisor:

The sole business activity of Matthews International Capital Management, LLC, Four Embarcadero Center, Suite 550, San Francisco, CA 94111 ( “Matthews”), is to offer continuous investment management supervision to client portfolios. Matthews is registered under the Investment Advisers Act of 1940, as amended. Information as to the directors and officers of Matthews is as follows:

Name and Position with Matthews	Other Company	Position With Other Company
G. Paul Matthews Chairman and Chief Investment Officer	Matthews International Funds (d/b/a Matthews Asian Funds) Four Embarcadero Center San Francisco, CA 94111	Director

	Mathews Asian Selections Funds Plc Floor 3 Brooklawn House Crampton Ave. Ballsbridge Dublin 4, Ireland	Director

Mark W. Headley Chief Executive Officer and Portfolio Manager	Matthews International Funds (d/b/a Matthews Asian Funds) Four Embarcadero Center San Francisco, CA 94111	President

	Mathews Asian Selections Funds Plc Floor 3 Brooklawn House Crampton Ave. Ballsbridge Dublin 4, Ireland	Director

William J. Hackett President	Deloitte & Touche LLP 695 Town Center Drive Suite 1200 Costa Mesa, CA 92626	Partner, May 2005 – Jan. 2007

Robert L. Schooler Controller	None	N/A

John P. McGowan Chief Operating Officer	Matthews International Funds (d/b/a Matthews Asian Funds) Four Embarcadero Center San Francisco, CA 94111	Vice President and Secretary

	Mathews Asian Selections Funds Plc Floor 3 Brooklawn House Crampton Ave. Ballsbridge Dublin 4, Ireland	Director

Andrew T. Foster Director of Research and Portfolio Manager	Matthews International Funds (d/b/a Matthews Asian Funds) Four Embarcadero Center San Francisco, CA 94111	Vice President

David C.R. Harding Managing Director, Client Service and Marketing	None	N/A

Timothy B. Parker General Counsel	Kirkpatrick & Lockhart LLP Four Embarcadero Center San Francisco, CA 94111	Partner, May 2004 – Sept. 2006

Paul F. Pelosi Member, Board of Representatives	Financial Leasing Service, Inc. 235 Montgomery Street San Francisco, CA 94104	President

	45 Belden Corp. 235 Montgomery Street San Francisco, CA 94104	President

	Fairfield Associates 235 Montgomery Street San Francisco, CA 94104	President

	City Cor Services 235 Montgomery Street San Francisco, CA 94104	Director

Chris Carey Member, Board of Representatives	City National Bank 555 South Flower Street Los Angeles, CA 90071	Chief Financial Officer

Item 27.	Principal Underwriter

(a)	PFPC Distributors, Inc. (“the Distributor”) is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. As of April 1, 2007, the Distributor acted as principal underwriter for the following investment companies:

AFBA 5 Star Funds, Inc.

Aston Funds

Atlantic Whitehall Funds Trust

BHR Institutional Funds

CRM Mutual Fund Trust

E.I.I. International Property Fund

E.I.I. Realty Securities

GuideStone Funds

Highland Floating Rate Fund

Highland Floating Rate Advantage Fund

Highland Funds I

Kalmar Pooled Investment Trust

Matthews Asian Funds

Metropolitan West Funds

New Alternatives Fund

Old Westbury Funds

Pax World Funds I

The RBB Fund, Inc.

Stratton Growth Fund, Inc.

Stratton Monthly Dividend REIT Shares, Inc.

The Stratton Funds, Inc.

Sterling Capital Small Cap Value Fund

The Torray Fund

Van Wagoner Funds

Wilshire Mutual Funds, Inc.

Wilshire Variable Insurance Trust

Distributed by ABN AMRO Distribution Services (USA), Inc., a wholly-owned subsidiary of PFPC Distributors, Inc.:

Distributed by BlackRock Distributors, Inc., a wholly-owned subsidiary of PFPC Distributors, Inc.:

BlackRock Funds

BlackRock Bond Allocation Target Shares

BlackRock Liquidity Funds

International Dollar Reserve Fund I, Ltd.

Distributed by MGI Funds Distributors, Inc., a wholly-owned subsidiary of PFPC Distributors, Inc.:

MGI Funds

Distributed by Northern Funds Distributors, LLC, a wholly-owned subsidiary of PFPC Distributors, Inc.:

Northern Funds

Northern Institutional Funds

(b)	The Distributor is a Massachusetts corporation located at 760 Moore Road, King of Prussia, PA 19406. The Distributor is a wholly-owned subsidiary of PFPC, Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., a publicly traded company.

The following is a list of the directors and executive officers of the Distributor:

Name	Position(s) with Distributor
Brian Burns	Chairman; Director; President; Chief Executive Officer
Michael Denofrio	Director
Nicholas Marsini	Director
Rita G. Adler	Chief Compliance Officer
John Munera	Anti-Money Laundering Officer
Jodi Jamison	Chief Legal Officer
Bradley A. Stearns	Secretary; Clerk
Julie Bartos	Assistant Secretary; Assistant Clerk
Charlene Wilson	Treasurer; Chief Financial Officer; Financial & Operations Principal
Maria Schaffer	Assistant Treasurer; Controller
Bruno Di Stefano	Vice President
Susan K. Moscaritolo	Vice President

(c)	Not applicable.

Item 28.	Location of Accounts and Records

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

(a)	With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6); (8); (12); and 31a-1(d), the required books and records will be maintained at the offices of Registrant’s Custodian:

The Bank of New York, One Wall Street, New York, N.Y. 10286

(b)/(c)	With respect to Rules 31a-1(a); 31a-1(b),(4); (2)(C) and (D); (4); and 31a-1(f), the required books and records are maintained at the offices of Registrant’s Administrator, Transfer Agent and Fund Accounting Services Agent:

PFPC Inc., 760 Moore Road, King of Prussia, 19406-0903.

(c)	With respect to Rules 31a-1(b)(5), (6), (9), (10) and (11) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant’s Advisor:

Matthews International Capital Management, LLC, Four Embarcadero Center, Suite 550, San Francisco, CA 94111

Item 29.	Management Services

Not Applicable.

Item 30.	Undertakings

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Post-Effective Amendment No. 31 pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 31 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of San Francisco and State of California on the 27th day of April, 2007.

Matthews International Funds

By	/s/ Mark W. Headley
Mark W. Headley, President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 31 to the Registration Statement of Matthews International Funds has been signed below by the following persons on the 27th day of April, 2007, in the capacities indicated.

Signature	Capacity	Date

/s/ Mark W. Headley Mark W. Headley	President and Principal Executive Officer	April 27, 2007

/s/ Shai Malka Shai Malka	Treasurer	April 27, 2007

/s/ Geoffrey H. Bobroff* Geoffrey H. Bobroff	Trustee	April 27, 2007

/s/ Robert K. Connolly* Robert K. Connolly	Trustee	April 27, 2007

/s/ G. Paul Matthews* G. Paul Matthews	Trustee	April 27, 2007

/s/ Rhoda Rossman* Rhoda Rossman	Trustee	April 27, 2007

/s/ Toshi Shibano* Toshi Shibano	Trustee	April 27, 2007

* By:	/s/ John P. McGowan
as Attorney-in-Fact and Agent pursuant to Power of Attorney

MATTHEWS INTERNATIONAL FUNDS

N-1A

EXHIBIT INDEX

EXHIBIT NO.	DESCRIPTION

(h)(3)(iii)	Amendment to Operating Expenses Agreement

(i)	Legal Opinion and Consent of Counsel

(j)	Consent of Independent Registered Public Accounting Firm